UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	DANIEL J. MAVICO
USAA MUTUAL FUNDS TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: FEBRUARY 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2017

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

FEBRUARY 28, 2017

(Form N-Q)

97462 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

February 28, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (35.3%)
	COMMON STOCKS (30.0%)
	Consumer Discretionary (3.8%)
	Advertising (0.1%)
4,450	Omnicom Group, Inc.(a)	$379
	Apparel Retail (0.5%)
4,790	American Eagle Outfitters, Inc.	76
3,770	Buckle, Inc.	75
2,530	Caleres, Inc.	75
5,290	Chico's FAS, Inc.	77
11,600	TJX Companies, Inc.	910
		1,213
	Apparel, Accessories & Luxury Goods (0.0%)
4,490	Iconix Brand Group, Inc.*	35
	Auto Parts & Equipment (0.2%)
3,410	American Axle & Manufacturing Holdings, Inc.*	68
860	Cooper-Standard Holdings, Inc.*	96
6,010	Gentex Corp.	126
910	LCI Industries	98
		388
	Automobile Manufacturers (0.0%)
1,010	Thor Industries, Inc.	112
	Automotive Retail (0.2%)
1,180	Asbury Automotive Group, Inc.*	77
980	Group 1 Automotive, Inc.	76
780	Lithia Motors, Inc. "A"	75
1,560	Murphy USA, Inc.*	99
3,430	Sonic Automotive, Inc. "A"	74
		401
	Broadcasting (0.2%)
7,300	CBS Corp. "B"(a)	481
	Casinos & Gaming (0.4%)
34,670	MGM Resorts International*	911
	Computer & Electronics Retail (0.1%)
2,950	GameStop Corp. "A"	72
6,640	Rent-A-Center, Inc.	58
		130
	Education Services (0.1%)
1,110	Capella Education Co.	84
1,860	DeVry Education Group, Inc.	60
200	Graham Holdings Co. "B"	108
		252

1 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	General Merchandise Stores (0.1%)
1,480	Big Lots, Inc.	$76
3,600	Target Corp.	212
		288
	Home Furnishings (0.0%)
3,180	Ethan Allen Interiors, Inc.	91
	Home Improvement Retail (0.4%)
7,650	Home Depot, Inc.(a)	1,109
	Homebuilding (0.2%)
9,470	CalAtlantic Group, Inc.	335
2,150	LGI Homes, Inc.*	62
3,440	Toll Brothers, Inc.*	117
7,370	TRI Pointe Group, Inc.*	88
		602
	Homefurnishing Retail (0.0%)
2,610	Aaron's, Inc.	71
	Hotels, Resorts & Cruise Lines (0.3%)
4,610	ILG, Inc.	87
910	Marriott Vacations Worldwide Corp.	85
9,250	Norwegian Cruise Line Holdings Ltd.*	469
2,350	Royal Caribbean Cruises Ltd.	226
		867
	Internet & Direct Marketing Retail (0.4%)
1,350	Amazon.com, Inc.*	1,141
	Movies & Entertainment (0.1%)
1,750	Time Warner, Inc.(a)	172
	Publishing (0.1%)
1,520	Meredith Corp.	95
4,200	Time, Inc.	74
		169
	Restaurants (0.1%)
2,010	Cheesecake Factory, Inc.	123
2,240	DineEquity, Inc.	134
7,900	Wendy's Co.	110
		367
	Specialty Stores (0.3%)
2,970	Hibbett Sports, Inc.*	88
12,840	Office Depot, Inc.	53
2,100	Ulta Beauty, Inc.*	574
		715
	Tires & Rubber (0.0%)
2,190	Cooper Tire & Rubber Co.	89
	Total Consumer Discretionary	9,983
	Consumer Staples (2.8%)
	Agricultural Products (0.3%)
8,750	Bunge Ltd.	716
1,020	Ingredion, Inc.	123
		839
	Drug Retail (0.5%)
6,640	CVS Health Corp.(a)	535
9,940	Walgreens Boots Alliance, Inc.(a)	858
		1,393

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Food Distributors (0.1%)
1,810	Spartannash Co.	$63
1,710	United Natural Foods, Inc.*	74
		137
	Household Products (0.3%)
8,070	Procter & Gamble Co.(a)	735
	Hypermarkets & Super Centers (0.5%)
17,450	Wal-Mart Stores, Inc.	1,238
	Packaged Foods & Meat (0.4%)
13,150	Blue Buffalo Pet Products, Inc.*	321
5,740	Kraft Heinz Co.	525
910	Lancaster Colony Corp.	120
1,090	Sanderson Farms, Inc.	104
		1,070
	Soft Drinks (0.5%)
12,400	PepsiCo, Inc.	1,369
	Tobacco (0.2%)
3,800	Altria Group, Inc.(a)	285
1,700	Universal Corp.	115
		400
	Total Consumer Staples	7,181
	Energy (1.9%)
	Integrated Oil & Gas (0.5%)
2,500	Chevron Corp.	281
16,620	Occidental Petroleum Corp.	1,090
		1,371
	Oil & Gas Drilling (0.0%)
3,460	Atwood Oceanics, Inc.*	36
2,890	Rowan Companies plc "A"*	53
		89
	Oil & Gas Equipment & Services (0.3%)
1,290	Dril-Quip, Inc.*	79
7,300	Schlumberger Ltd.(a)	587
		666
	Oil & Gas Exploration & Production (1.0%)
36,940	Antero Resources Corp.*	886
13,250	Cabot Oil & Gas Corp.	290
500	Cimarex Energy Co.	63
16,460	ConocoPhillips(a)	783
5,680	Denbury Resources, Inc.*	15
5,750	EOG Resources, Inc.	558
3,070	WPX Energy, Inc.*	39
		2,634
	Oil & Gas Refining & Marketing (0.1%)
920	REX American Resources Corp.*	76
1,590	Western Refining, Inc.	58
		134
	Total Energy	4,894
	Financials (5.1%)
	Asset Management & Custody Banks (0.4%)
23,020	Bank of New York Mellon Corp.	1,085

3 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Consumer Finance (0.6%)
1,480	Encore Capital Group, Inc.*	$49
6,210	SLM Corp.*	75
38,414	Synchrony Financial	1,392
700	World Acceptance Corp.*	37
		1,553
	Diversified Banks (1.9%)
72,300	Bank of America Corp.	1,784
7,450	Citigroup, Inc.	446
19,610	JPMorgan Chase & Co.	1,777
17,670	U.S. Bancorp(a)	972
		4,979
	Investment Banking & Brokerage (0.0%)
1,270	Raymond James Financial, Inc.	100
	Life & Health Insurance (0.0%)
980	Primerica, Inc.	79
	Property & Casualty Insurance (1.0%)
7,700	Allstate Corp.(a)	633
5,150	Chubb Ltd.(a)	712
2,500	Employers Holdings, Inc.	94
3,280	First American Financial Corp.	128
7,510	Old Republic International Corp.	156
15,250	Progressive Corp.(a)	597
2,760	Selective Insurance Group, Inc.	122
2,480	W.R. Berkley Corp.	176
		2,618
	Regional Banks (0.7%)
1,560	Bank of Hawaii Corp.	132
1,800	East West Bancorp, Inc.	97
4,080	First Financial Bancorp	113
37,090	KeyCorp(a)	696
4,780	PNC Financial Services Group, Inc.(a)	608
6,070	TCF Financial Corp.	106
		1,752
	Reinsurance (0.2%)
880	Everest Re Group Ltd.	207
5,930	Maiden Holdings Ltd.	91
1,290	Reinsurance Group of America, Inc.	168
		466
	Specialized Finance (0.1%)
1,250	CME Group, Inc.(a)	152
	Thrifts & Mortgage Finance (0.2%)
3,710	Homestreet, Inc.*	101
4,850	Provident Financial Services, Inc.	129
1,850	Walker & Dunlop, Inc.*	75
3,940	Washington Federal, Inc.	134
		439
	Total Financials	13,223
	Health Care (3.9%)
	Biotechnology (1.0%)
17,150	AbbVie, Inc.	1,061
2,700	Amgen, Inc.(a)	477
950	Biogen, Inc.*	274
8,920	Gilead Sciences, Inc.	629
4,040	Myriad Genetics, Inc.*	78

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
470	United Therapeutics Corp.*	$69
		2,588
	Health Care Equipment (0.9%)
3,180	Globus Medical, Inc. "A"*	88
11,070	Hologic, Inc.*	449
1,390	Masimo Corp.*	126
17,600	Medtronic plc(a)	1,424
1,530	ResMed, Inc.	110
740	Teleflex, Inc.	142
		2,339
	Health Care Facilities (0.1%)
2,660	HealthSouth Corp.	112
5,470	Select Medical Holdings Corp.*	79
		191
	Health Care Services (0.2%)
1,990	Air Methods Corp.*	75
1,650	AMN Healthcare Services, Inc.*	68
700	Chemed Corp.	125
1,760	MEDNAX, Inc.*	125
2,040	Tivity Health, Inc.*	59
		452
	Life Sciences Tools & Services (0.3%)
1,400	PAREXEL International Corp.*	91
5,150	Thermo Fisher Scientific, Inc.	812
		903
	Managed Health Care (0.4%)
6,700	UnitedHealth Group, Inc.	1,108
	Pharmaceuticals (1.0%)
2,860	Allergan plc	700
8,790	Johnson & Johnson(a)	1,074
9,010	Merck & Co., Inc.(a)	594
6,746	Pfizer, Inc.(a)	230
1,850	Supernus Pharmaceuticals, Inc.*	48
		2,646
	Total Health Care	10,227
	Industrials (3.6%)
	Aerospace & Defense (0.9%)
1,610	B/E Aerospace, Inc.	102
1,300	Boeing Co.	234
1,200	Lockheed Martin Corp.(a)	320
1,200	Moog, Inc. "A"*	81
12,250	Spirit AeroSystems Holdings, Inc. "A"	755
920	Teledyne Technologies, Inc.*	121
7,400	United Technologies Corp.(a)	833
		2,446
	Agricultural & Farm Machinery (0.1%)
2,630	Toro Co.	158
	Air Freight & Logistics (0.3%)
3,600	FedEx Corp.(a)	695
	Airlines (0.3%)
4,120	JetBlue Airways Corp.*	82
1,930	SkyWest, Inc.	68
12,080	Southwest Airlines Co.(a)	698
		848

5 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Building Products (0.1%)
5,200	Masco Corp.(a)	$176
	Commercial Printing (0.1%)
1,550	Deluxe Corp.	114
1,048	LSC Communications, Inc.	30
4,906	R.R Donnelley & Sons Co.	82
		226
	Construction & Engineering (0.3%)
14,480	AECOM*	526
1,770	EMCOR Group, Inc.	109
4,350	KBR, Inc.	66
		701
	Construction Machinery & Heavy Trucks (0.2%)
1,280	Greenbrier Companies, Inc.	54
2,020	Trinity Industries, Inc.	54
3,420	Wabash National Corp.	72
4,950	Wabtec Corp.	397
		577
	Diversified Support Services (0.1%)
2,320	Copart, Inc.*	137
2,270	Viad Corp.	107
		244
	Electrical Components & Equipment (0.1%)
1,080	EnerSys	83
1,260	Regal-Beloit Corp.	94
		177
	Environmental & Facilities Services (0.1%)
2,930	Tetra Tech, Inc.	118
	Human Resource & Employment Services (0.0%)
1,080	ManpowerGroup, Inc.	105
	Industrial Conglomerates (0.6%)
4,330	Carlisle Companies, Inc.(a)	447
38,247	General Electric Co.	1,140
		1,587
	Industrial Machinery (0.1%)
2,110	Barnes Group, Inc.	106
1,420	Crane Co.	103
770	Nordson Corp.	92
		301
	Office Services & Supplies (0.0%)
2,950	Herman Miller, Inc.	88
	Railroads (0.1%)
3,980	Kansas City Southern	353
	Research & Consulting Services (0.1%)
4,690	Navigant Consulting, Inc.*	109
	Trading Companies & Distributors (0.0%)
1,460	GATX Corp.	85
	Trucking (0.1%)
1,570	Landstar System, Inc.	136
1,180	Old Dominion Freight Line, Inc.	108
		244
	Total Industrials	9,238

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Information Technology (6.7%)

Communications Equipment (0.5%)

31,980	Cisco Systems, Inc.	$1,093
970	InterDigital, Inc.	82
1,650	Plantronics, Inc.	88
		1,263
	Data Processing & Outsourced Services (0.9%)
5,010	Convergys Corp.	110
2,520	CSG Systems International, Inc.	99
3,240	MasterCard, Inc. "A"	358
1,480	MAXIMUS, Inc.	88
2,050	NeuStar, Inc. "A"*	68
19,050	Visa, Inc. "A"	1,675
		2,398
	Electronic Equipment & Instruments (0.0%)
2,650	Keysight Technologies, Inc.*	100
	Electronic Manufacturing Services (0.1%)
3,570	Benchmark Electronics, Inc.*	111
3,470	Jabil Circuit, Inc.	88
1,940	Sanmina Corp.*	76
		275
	Internet Software & Services (1.3%)
3,385	Alphabet, Inc. "A"*	2,860
3,480	Facebook, Inc. "A"*	472
		3,332
	IT Consulting & Other Services (0.1%)
730	CACI International, Inc. "A"*	92
1,630	Leidos Holdings, Inc.	87
1,130	Science Applications International Corp.	98
		277
	Semiconductor Equipment (0.5%)
1,860	Advanced Energy Industries, Inc.*	115
6,700	Applied Materials, Inc.(a)	243
1,600	Cabot Microelectronics Corp.	111
5,930	Lam Research Corp.(a)	703
3,660	Teradyne, Inc.	104
2,360	Xperi Corp.	84
		1,360
	Semiconductors (0.5%)
1,000	Broadcom Ltd.	211
13,340	Maxim Integrated Products, Inc.	591
6,850	QUALCOMM, Inc.	387
		1,189
	Systems Software (1.2%)
33,760	Microsoft Corp.(a)	2,160
24,400	Oracle Corp.(a)	1,039
		3,199
	Technology Distributors (0.2%)
1,520	Arrow Electronics, Inc.*	110
2,820	Avnet, Inc.	130
690	ePlus, Inc.*	87
1,670	Insight Enterprises, Inc.*	71
900	Tech Data Corp.*	78
		476

7 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Hardware, Storage, & Peripherals (1.4%)
17,915	Apple, Inc.(a)	$2,454
33,010	HP, Inc.	574
8,680	Western Digital Corp.(a)	667
		3,695
	Total Information Technology	17,564
	Materials (0.9%)
	Commodity Chemicals (0.0%)
1,860	AdvanSix, Inc.*	51
	Diversified Chemicals (0.2%)
9,900	Dow Chemical Co.(a)	617
	Fertilizers & Agricultural Chemicals (0.1%)
1,480	Scotts Miracle-Gro Co.	134
	Paper Packaging (0.2%)
5,680	Packaging Corp. of America	525
2,890	Sonoco Products Co.	154
		679
	Paper Products (0.1%)
1,700	Neenah Paper, Inc.	125
2,460	Schweitzer-Mauduit International, Inc.	101
		226
	Specialty Chemicals (0.2%)
1,150	Ecolab, Inc.(a)	142
1,400	Innospec, Inc.	91
2,340	Kraton Corp.*	64
940	Minerals Technologies, Inc.	73
2,920	Rayonier Advanced Materials, Inc.	39
1,140	Stepan Co.	86
		495
	Steel (0.1%)
1,250	Reliance Steel & Aluminum Co.	106
1,520	Worthington Industries, Inc.	74
		180
	Total Materials	2,382
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
20,510	AT&T, Inc.(a)	857
	Utilities (1.0%)
	Electric Utilities (0.7%)
2,190	ALLETE, Inc.	147
4,500	Duke Energy Corp.(a)	372
6,500	Edison International	518
4,880	Hawaiian Electric Industries, Inc.	162
4,800	NextEra Energy, Inc.	629
		1,828
	Gas Utilities (0.1%)
3,790	South Jersey Industries, Inc.	133
3,150	UGI Corp.	152
		285
	Multi-Utilities (0.2%)
2,820	NorthWestern Corp.	165

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
2,150	Sempra Energy(a)	$237
		402
	Total Utilities	2,515
	Total Common Stocks (cost: $66,011)	78,064
	PREFERRED STOCKS (0.6%)
	Consumer Staples (0.2%)
	Agricultural Products (0.2%)
8,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	236
2,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	207
		443
	Total Consumer Staples	443
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
300	Chesapeake Energy Corp., 5.75%, perpetual(b)	193
	Oil & Gas Storage & Transportation (0.0%)
150	Kinder Morgan G.P., Inc., 4.95%, cumulative redeemable(b)	135
	Total Energy	328
	Financials (0.2%)
	Life & Health Insurance (0.1%)
12,000	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	280
	Regional Banks (0.1%)
235	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	242
	Total Financials	522
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
8,000	Qwest Corp., 6.50%	196
	Total Preferred Stocks (cost: $1,552)	1,489
	EXCHANGE-TRADED FUNDS (4.7%)
7,500	iShares Core S&P 500 ETF	1,785
18,310	iShares Russell 2000 ETF	2,524
36,840	Vanguard S&P 500 ETF	7,997
	Total Exchange-Traded Funds (cost: $11,778)	12,306
	Total U.S. Equity Securities (cost: $79,341)	91,859
	INTERNATIONAL EQUITY SECURITIES (32.3%)
	COMMON STOCKS (0.8%)
	Consumer Discretionary (0.4%)
	Auto Parts & Equipment (0.4%)
23,400	Magna International, Inc.	1,003
	Financials (0.2%)
	Property & Casualty Insurance (0.1%)
12,000	XL Group Ltd.	486

9 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Reinsurance (0.1%)
1,540	RenaissanceRe Holdings Ltd.	$227
	Total Financials	713
	Information Technology (0.1%)
	Semiconductors (0.1%)
1,550	NXP Semiconductors N.V.*	159
	Telecommunication Services (0.1%)
	Wireless Telecommunication Services (0.1%)
12,650	Vodafone Group plc ADR	322
	Total Common Stocks (cost: $2,169)	2,197

EXCHANGE-TRADED FUNDS (31.5%)

358,400	iShares Core MSCI EAFE ETF	20,128
189,300	iShares Core MSCI Emerging Markets ETF	8,738
226,100	iShares Currency Hedged MSCI EAFE ETF	6,062
67,600	iShares Edge MSCI Minimum Volatility EAFE ETF	4,346
36,900	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,908
83,490	iShares MSCI Canada Fund ETF	2,228
51,700	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	2,016
220,200	PowerShares FTSE RAFI Emerging Markets Portfolio	4,358
104,200	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,702
407,000	Schwab Fundamental International Large Co. Index ETF	10,586
24,200	Schwab Fundamental International Small Co. Index ETF	725
14,790	SPDR S&P Emerging Markets SmallCap ETF	651
308,400	Vanguard FTSE Developed Markets ETF	11,806
97,220	Vanguard FTSE Emerging Markets ETF	3,761
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	722
55,907	WisdomTree India Earnings Fund	1,267
	Total Exchange-Traded Funds (cost: $79,979)	82,004
	Total International Equity Securities (cost: $82,148)	84,201
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
8,197	Hycroft Mining Corp.*(c),(d)	1
3,000	Newmont Mining Corp.(a)	103
		104
	Total Gold (cost: $381)	104
	EXCHANGE-TRADED FUNDS (1.9%)
24,300	First Trust Global Tactical Commodity Strategy Fund*	500
28,600	PowerShares DB Commodity Index Tracking Fund*	450
67,800	United States Commodity Index Fund*	2,719
51,700	VanEck Vectors Gold Miners ETF	1,181
	Total Exchange-Traded Funds (cost: $5,366)	4,850
	Total Precious Metals and Commodity-Related Securities (cost: $5,747)	4,954

Portfolio of Investments | 10

				Market
Number				Value
of Shares	Security			(000)
	GLOBAL REAL ESTATE EQUITY SECURITIES (1.8%)
	COMMON STOCKS (0.4%)
	REITs - Mortgage (0.2%)
28,504	Annaly Capital Management, Inc.			$317
21,300	Two Harbors Investment Corp.			198
				515
	REITs - Office (0.1%)
1,340	Boston Properties, Inc.(a)			186
	REITs - Retail (0.1%)
1,340	Simon Property Group, Inc.(a)			247
	REITs - Specialized (0.0%)
400	Public Storage(e)			91
	Total Common Stocks (cost: $1,013)			1,039
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
8,000	Arbor Realty Trust, Inc., 7.38%* (cost: $200)			205
	EXCHANGE-TRADED FUNDS (1.3%)
39,690	Vanguard REIT ETF (cost: $3,232)			3,384
	Total Global Real Estate Equity Securities (cost: $4,445)			4,628
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (23.8%)
	CORPORATE OBLIGATIONS (1.9%)
	Consumer Discretionary (0.0%)
	Department Stores (0.0%)
$100	Neiman Marcus Group Ltd., LLC (f),(g)	4.25%	10/25/2020	81
	Consumer Staples (0.0%)
	Food Retail (0.0%)
100	BI-LO, LLC & BI-LO Finance Corp. (b)	9.25	2/15/2019	85
	Energy (0.3%)
	Oil & Gas Drilling (0.0%)
261	Schahin II Finance Co. SPV Ltd. (b),(h)	5.88	9/25/2023	32
	Oil & Gas Storage & Transportation (0.3%)
100	Enbridge Energy Partners, LP	7.38	10/15/2045	125
200	Enbridge Energy Partners, LP	8.05	10/01/2077	196
200	Energy Transfer Partners, LP	4.05 (i)	11/01/2066	174

11 | USAA Cornerstone Aggressive Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)
	$160	Enterprise Products Operating, LLC	7.00% (i)	6/01/2067	$145
	190	Southern Union Co.	4.05 (i)	11/01/2066	163
					803
		Total Energy			835

Financials (1.2%)

Asset Management & Custody Banks (0.1%)

100	Ares Capital Corp.	3.63	1/19/2022	99
200	Prospect Capital Corp.	5.00	7/15/2019	206
				305
	Life & Health Insurance (0.3%)
300	Lincoln National Corp.	3.40 (i)	5/17/2066	263
200	Prudential Financial, Inc.	5.63	6/15/2043	216
250	StanCorp Financial Group, Inc.	6.90 (i)	6/01/2067	213
				692
	Multi-Line Insurance (0.2%)
140	Glen Meadow Pass-Through Trust (b)	3.16 (i)	2/12/2067	121
300	Nationwide Mutual Insurance Co. (b)	3.25 (i)	12/15/2024	296
				417
	Property & Casualty Insurance (0.4%)
200	Allstate Corp.	5.75	8/15/2053	216
200	AmTrust Financial Services, Inc.	6.13	8/15/2023	210
200	HSB Group, Inc.	1.93 (i)	7/15/2027	150
250	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	286
250	Oil Insurance Ltd. (b)	3.98 (i)	-(j)	217
				1,079
	Regional Banks (0.2%)
200	Compass Bank	3.88	4/10/2025	195
175	Cullen/Frost Capital Trust II	2.48 (i)	3/01/2034	152
50	First Maryland Capital Trust I	2.02 (i)	1/15/2027	45
200	SunTrust Capital I	1.71 (i)	5/15/2027	176
				568
	Total Financials			3,061
	Health Care (0.0%)
	Health Care Facilities (0.0%)
100	Community Health Systems, Inc.	6.88	2/01/2022	88
	Industrials (0.1%)
	Airlines (0.0%)
45	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	47
	Electrical Components & Equipment (0.1%)
100	Artesyn Embedded Technologies, Inc. (b)	9.75	10/15/2020	99
	Total Industrials			146
	Real Estate (0.1%)
	Real Estate Development (0.1%)
100	Crescent Communities, LLC & Crescent
	Ventures, Inc. (b)	8.88	10/15/2021	105
	Utilities (0.2%)
	Electric Utilities (0.1%)
174	NextEra Energy Capital Holdings, Inc.	6.65 (i)	6/15/2067	155
50	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	51

Portfolio of Investments | 12

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)
	$200	PPL Capital Funding, Inc.	6.70% (i)	3/30/2067	$190
					396
		Multi-Utilities (0.1%)
	200	WEC Energy Group, Inc.	6.25 (i)	5/15/2067	183
		Total Utilities			579
		Total Corporate Obligations (cost: $5,204)			4,980
		CONVERTIBLE SECURITIES (0.0%)
		Materials (0.0%)
		Gold (0.0%)
	100	Pretium Resources, Inc. (b) (cost: $99)	2.25	3/15/2022	98
		EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)
		Energy (0.2%)
		Integrated Oil & Gas (0.1%)
	150	Petroleos Mexicanos Co. (b)	5.38	3/13/2022	157
		Oil & Gas Storage & Transportation (0.1%)
	200	TransCanada PipeLines Ltd.	6.35 (i)	5/15/2067	190
		Total Energy			347
		Financials (0.1%)
		Property & Casualty Insurance (0.1%)
	200	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	223
		Materials (0.1%)
		Gold (0.1%)
	300	Newcrest Finance Property Ltd. (b)	4.45	11/15/2021	314
		Total Eurodollar and Yankee Obligations (cost: $812)			884
		ASSET-BACKED SECURITIES (0.1%)
		Financials (0.1%)
		Asset-Backed Financing (0.1%)
	55	Avis Budget Rental Car Funding
		AESOP, LLC (b)	3.75	7/20/2020	55
	50	Navient Student Loan Trust	2.28 (i)	8/25/2050	49
					104
		Total Financials			104
		Total Asset-Backed Securities (cost: $98)			104
		COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
		Financials (0.1%)
	67	Sequoia Mortgage Trust	1.68 (i)	9/20/2033	60
	245	Structured Asset Mortgage Investments, Inc.	1.28 (i)	7/19/2035	227
	58	Wells Fargo Mortgage Backed Securities Trust	3.19 (i)	4/25/2035	55
		Total Financials			342
		Total Collateralized Mortgage Obligations (cost: $354)			342

13 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (0.7%)
	Financials (0.7%)
	Commercial Mortgage-Backed Securities (0.6%)
$79	Banc of America Commercial Mortgage, Inc.	5.00%	7/10/2044	$58
200	Banc of America Commercial Mortgage, Inc.	6.29	2/10/2051	200
200	Bear Stearns Commercial Mortgage Securities,
	Inc. (b)	5.66	9/11/2041	195
50	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	35
76	Commercial Mortgage Trust	5.38	12/10/2046	76
259	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.96	2/15/2040	244
250	FREMF Mortgage Trust (b)	3.00	8/25/2045	256
125	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	124
50	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	50
15	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	15
250	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.93	4/17/2045	193
200	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	200
100	Morgan Stanley Capital I Trust	5.49	3/12/2044	91
				1,737
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
816	CSAIL Commercial Mortgage Trust (c)	1.00	1/15/2049	94
899	UBS Commercial Mortgage Trust (b),(c)	2.09	5/10/2045	79
				173
	Total Financials			1,910
	Total Commercial Mortgage Securities (cost: $2,012)			1,910
	U.S. GOVERNMENT AGENCY ISSUES (3.7%)(o)
	Commercial Mortgage-Backed Securities (0.7%)
250	Fannie Mae (+)	2.15	1/25/2023	246
300	Freddie Mac (+)	3.33	5/25/2025	312
700	Freddie Mac (+)	3.00	12/25/2025	710
500	Freddie Mac (+)	3.51	4/25/2030	516
				1,784
	Mortgage-Backed Pass-Through Securities (3.0%)
546	Freddie Mac (+)	3.00	4/01/2046	543
1,618	Freddie Mac (+)	3.00	6/01/2046	1,608
585	Freddie Mac (+)	3.00	9/01/2046	581
295	Freddie Mac (+)	3.00	10/01/2046	293
987	Freddie Mac (+)	3.00	11/01/2046	981
600	Freddie Mac (+)	3.00	3/01/2047	596
3,259	Freddie Mac (+)	3.50	4/01/2046	3,345
				7,947
	Total U.S. Government Agency Issues (cost: $9,955)			9,731
	U.S. TREASURY SECURITIES (7.7%)
	Bonds (1.5%)(q)
2,250	3.13%, 8/15/2044			2,315
30	3.18%, 8/15/2044 (STRIP Principal)(k)			13
200	3.00%, 11/15/2044			201
100	2.50%, 2/15/2045			90

Portfolio of Investments | 14

Principal				Market
Amount				Value
(000)	Security			(000)
$3,100	3.02%, 5/15/2045 (STRIP Principal)(k)			$1,308
				3,927
	Inflation-Indexed Notes (1.2%)
2,037	0.13%, 4/15/2021			2,067
1,007	0.13%, 7/15/2026			991
				3,058
	Notes (5.0%)(q)
7,500	1.13%, 2/28/2021 (l)			7,320
800	1.63%, 4/30/2023			778
250	2.38%, 8/15/2024			253
100	2.00%, 2/15/2025			98
1,000	2.25%, 11/15/2025			993
3,200	1.63%, 2/15/2026			3,011
600	1.63%, 5/15/2026			563
				13,016
	Total U.S. Treasury Securities (cost: $20,155)			20,001
Number
of Shares
	EXCHANGE-TRADED FUNDS (9.2%)
25,100	iShares 1-3 Year Credit Bond ETF			2,642
56,400	iShares iBoxx $ High Yield Corporate Bond ETF			4,980
5,000	iShares iBoxx Investment Grade Corporate Bond ETF			593
149,300	PowerShares Fundamental High Yield Corporate Bond Portfolio			2,825
19,700	Vanguard Mortgage-Backed Securities ETF			1,035
13,900	Vanguard Short-Term Bond ETF			1,108
106,200	Vanguard Short-Term Corporate Bond ETF			8,473
27,900	Vanguard Total Bond Market ETF			2,267
	Total Exchange-Traded Funds (cost: $23,525)			23,923
	Total Bonds (cost: $62,214)			61,973
Principal
Amount		Coupon
(000)		Rate	Maturity
	MONEY MARKET INSTRUMENTS (5.1%)
	COMMERCIAL PAPER (0.8%)
	Financials (0.8%)
	Asset-Backed Financing (0.8%)
$1,000	Gotham Funding Corp. (b),(m)	0.70%	3/03/2017	1,000
1,000	LMA Americas, LLC (b),(m)	0.75	3/08/2017	1,000
				2,000
	Total Financials			2,000
	Total Commercial Paper			2,000

15 | USAA Cornerstone Aggressive Fund

Market
Number	Value
of Shares Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.3%)

11,329,437 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (n)	$11,329
Total Money Market Instruments (cost: $13,329)	13,329
Total Investments (cost: $247,224)	$260,944

Number of Contracts

PURCHASED OPTIONS (0.0%)

14 Put - S&P 500 Index expiring March 31, 2017 at 2200			5
Total Purchased Options (cost: $68)			$5	f
		Unrealized
		Appreciation/
Expiration	Contract	(Depreciation)
Date	Value (000)	(000)

FUTURES (p)

LONG FUTURES

Equity Contracts

135	E-mini S&P 500	3/17/2017 $	15,949	$697
200	Euro Stoxx 50	3/17/2017	7,043	56
46	Mini MSCI Emerging Markets Index	3/17/2017	2,140	120
			25,132	873
	Total Long Futures		$25,132	$873

SHORT FUTURES

Equity Contracts

(21) Russell 2000 Mini	3/17/2017	(1,454)	(16)
Total Short Futures		$(1,454)	$(16)
Total Futures		$23,678	$857

Portfolio of Investments | 16

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks	$78,064	$	— $		— $	78,064
Preferred Stocks	—		1,489		—	1,489
Exchange-Traded Funds	12,306		—		—	12,306
International Equity Securities:
Common Stocks	2,197		—		—	2,197
Exchange-Traded Funds	82,004		—		—	82,004
Precious Metals and Commodity-Related
Securities:
Common Stocks	103		—		1	104
Exchange-Traded Funds	4,850		—		—	4,850
Global Real Estate Equity Securities:
Common Stocks	1,039		—		—	1,039
Preferred Stocks	—		205		—	205
Exchange-Traded Funds	3,384		—		—	3,384
Bonds:
Corporate Obligations	—		4,980		—	4,980
Convertible Securities	—		98		—	98
Eurodollar and Yankee Obligations	—		884		—	884
Asset-Backed Securities	—		104		—	104
Collateralized Mortgage Obligations	—		342		—	342
Commercial Mortgage Securities	—		1,910		—	1,910
U.S. Government Agency Issues	—		9,731		—	9,731
U.S. Treasury Securities	18,680		1,321		—	20,001
Exchange-Traded Funds	23,923		—		—	23,923
Money Market Instruments:
Commercial Paper	—		2,000		—	2,000
Government & U.S. Treasury Money Market
Funds	11,329		—		—	11,329
Purchased Options	5		—		—	5
Futures(1)	873		—		—	873
Total	$238,757		$23,064		$1	$261,822
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)	$(16)	$	— $		— $	(16)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Corporate Obligations
Balance as of May 31, 2016	$6	$142
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	(142)
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	(5)	-
investments

Balance as of February 28, 2017	$1	$-

17 | USAA Cornerstone Aggressive Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Corporate Obligations(I)	$-	$142	$(142)
Total	$-	$142	$(142)

(I)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quoted.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

19 | USAA Cornerstone Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 20

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

21 | USAA Cornerstone Aggressive Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Notes to Portfolio of Investments | 22

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$16,892,000 and $3,235,000, respectively, resulting in net unrealized appreciation of $13,657,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $260,475,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.3% of net assets at February 28, 2017.

23 | USAA Cornerstone Aggressive Fund

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date.

Notes to Portfolio of Investments | 24

The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $174,000, which represented 0.1% of the Fund's net assets.

(d)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.

(e)At February 28, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(f)At February 28, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $81,000.

25 | USAA Cornerstone Aggressive Fund

(g)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(h)At February 28, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2017.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(l)Security with a value of $976,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(n)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

(o)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(p)The contract value of futures purchased and/or sold as a percentage of net assets is 9.1%.

(q)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

*Non-income-producing security.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

FEBRUARY 28, 2017

(Form N-Q)

97460 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (17.9%)

21,139	USAA Aggressive Growth Fund	$852
167,032	USAA Emerging Markets Fund	2,719
64,936	USAA Growth Fund	1,689
138,950	USAA Income Stock Fund	2,679
351,865	USAA International Fund	9,859
46,492	USAA Precious Metals and Minerals Fund	626
135,459	USAA S&P 500 Index Fund	4,565
120,167	USAA Small Cap Stock Fund	2,169
147,740	USAA Value Fund	3,104
	Total Equity & Alternative Funds (cost: $25,189)	28,262

FIXED-INCOME FUNDS (80.7%)

983,722	USAA Flexible Income Fund	9,159
1,465,121	USAA Government Securities Fund	14,358
1,379,891	USAA High Income Fund	11,398
3,088,040	USAA Income Fund	40,175
3,805,333	USAA Intermediate-Term Bond Fund	40,146
1,370,396	USAA Short-Term Bond Fund	12,539
	Total Fixed-Income Funds (cost: $128,136)	127,775

MONEY MARKET INSTRUMENTS (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (a)
2,231,646 (cost: $2,232)	2,232
Total Investments (cost: $155,557)	$158,269
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$28,262	$	— $	— $	28,262
Fixed-Income Funds	127,775		—	—	127,775
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,232		—	—	2,232
Total	$158,269	$	— $	— $	158,269

For the period of June 1, 2016, through February 28, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Cornerstone Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed- income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2 | USAA Cornerstone Conservative Fund

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$3,744,000 and $1,032,000, respectively, resulting in net unrealized appreciation of $2,712,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $158,297,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Conservative Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the nine-month period ended February 28, 2017 (in thousands):

				Realized
	Purchase	Sales	Dividend	Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2016	02/28/2017
Aggressive Growth	$71	$350	$14	$13	$1,085	$852
Emerging Markets	319	-	29	-	2,074	2,719
Flexible Income	4,729	-	79	-	4,230	9,159
Government Securities	7,527	-	176	-	7,105	14,358
Growth	85	200	10	5	1,699	1,689
High Income	532	3,000	532	(70)	12,910	11,398
Income	6,774	-	974	-	33,411	40,175
Income Stock	42	350	42	15	2,714	2,679
Intermediate-Term Bond	1,158	5,050	1,158	(139)	43,536	40,146
International	1,702	-	152	-	7,610	9,859
Precious Metals and Minerals	169	200	19	57	631	626
S&P 500 Index	225	-	58	-	3,845	4,565
Short-Term Bond	1,420	-	170	-	11,092	12,539
Small Cap Stock	35	1,000	18	5	2,713	2,169
Value	223	250	50	11	2,818	3,104

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE EQUITY FUND

FEBRUARY 28, 2017

(Form N-Q)

97463 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (98.2%)

99,552	USAA Aggressive Growth Fund	$4,013
681,635	USAA Emerging Markets Fund	11,097
362,529	USAA Growth Fund	9,426
668,829	USAA Income Stock Fund	12,895
1,396,531	USAA International Fund	39,131
86,198	USAA Precious Metals and Minerals Fund	1,160
565,554	USAA S&P 500 Index Fund	19,059
598,096	USAA Small Cap Stock Fund	10,795
711,554	USAA Value Fund	14,950
	Total Equity & Alternative Funds (cost: $110,547)	122,526

MONEY MARKET INSTRUMENTS (1.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.42%(a)
2,013,350 (cost: $2,013)	2,013
Total Investments (cost: $112,560)	$124,539
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$122,526	$	— $	— $	122,526
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,013		—	—	2,013
Total	$124,539	$	— $	— $	124,539

For the period of June 1, 2016, through February 28, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Cornerstone Equity Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Equity Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2 | USAA Cornerstone Equity Fund

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Net unrealized appreciation of investments as of February 28, 2017, was $11,979,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $124,831,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Equity Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the nine-month period ended February 28, 2017 (in thousands):

				Realized
	Purchase	Sales	Dividend	Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2016	02/28/2017
Aggressive Growth	$275	$1,400	$54	$6	$4,939	$4,013
Emerging Markets	1,655	300	114	(25)	8,415	11,097
Growth	2,827	400	45	30	6,516	9,426
Income Stock	1,377	700	177	(10)	11,045	12,895
International	7,687	1,200	567	(139)	30,457	39,131
Precious Metals and Minerals	133	434	38	141	1,430	1,160
S&P 500 Index	2,975	350	224	6	14,493	19,059
Small Cap Stock	740	2,650	80	(106)	11,000	10,795
Value	2,671	200	232	(13)	11,160	14,950

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND FEBRUARY 28, 2017

(Form N-Q)

48470 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

February 28, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (25.3%)
	COMMON STOCKS (18.7%)
	Consumer Discretionary (2.3%)
	Advertising (0.1%)
23,800	Omnicom Group, Inc.(a)	$2,025
	Apparel Retail (0.3%)
16,390	American Eagle Outfitters, Inc.	260
12,910	Buckle, Inc.	256
8,670	Caleres, Inc.	259
18,090	Chico's FAS, Inc.	262
67,300	TJX Companies, Inc.	5,280
		6,317
	Apparel, Accessories & Luxury Goods (0.0%)
15,360	Iconix Brand Group, Inc.*	118
	Auto Parts & Equipment (0.1%)
11,680	American Axle & Manufacturing Holdings, Inc.*	232
2,940	Cooper Standard Holding*	329
20,540	Gentex Corp.	432
3,120	LCI Industries	336
		1,329
	Automobile Manufacturers (0.0%)
3,460	Thor Industries, Inc.	384
	Automotive Retail (0.1%)
4,050	Asbury Automotive Group, Inc.*	264
3,380	Group 1 Automotive, Inc.	263
2,670	Lithia Motors, Inc. "A"	255
5,350	Murphy USA, Inc.*	341
11,730	Sonic Automotive, Inc. "A"	254
		1,377
	Broadcasting (0.1%)
37,350	CBS Corp. "B"	2,462
	Casinos & Gaming (0.2%)
202,850	MGM Resorts International*	5,333
	Computer & Electronics Retail (0.0%)
10,090	GameStop Corp. "A"	246
22,700	Rent-A-Center, Inc.	197
		443
	Education Services (0.0%)
3,810	Capella Education Co.	290
6,360	DeVry Education Group, Inc.	205
710	Graham Holdings Co. "B"	382
		877

1 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	General Merchandise Stores (0.1%)
5,080	Big Lots, Inc.	$261
24,950	Target Corp.	1,466
		1,727
	Home Furnishings (0.0%)
10,880	Ethan Allen Interiors, Inc.	313
	Home Improvement Retail (0.3%)
47,550	Home Depot, Inc.(a)	6,891
	Homebuilding (0.1%)
63,080	CalAtlantic Group, Inc.	2,229
7,360	LGI Homes, Inc.*	213
11,770	Toll Brothers, Inc.*	402
25,200	TRI Pointe Group, Inc.*	301
		3,145
	Homefurnishing Retail (0.0%)
8,930	Aaron's, Inc.	244
	Hotels, Resorts & Cruise Lines (0.2%)
15,770	ILG, Inc.	298
3,120	Marriott Vacations Worldwide Corp.	293
58,390	Norwegian Cruise Line Holdings Ltd.*	2,960
14,650	Royal Caribbean Cruises Ltd.	1,408
		4,959
	Internet & Direct Marketing Retail (0.3%)
8,350	Amazon.com, Inc.*	7,056
	Movies & Entertainment (0.1%)
12,650	Time Warner, Inc.(a)	1,242
	Publishing (0.0%)
5,190	Meredith Corp.	326
14,360	Time, Inc.	252
		578
	Restaurants (0.1%)
6,880	Cheesecake Factory, Inc.	420
7,680	DineEquity, Inc.	459
27,030	Wendy's Co.	377
		1,256
	Specialty Stores (0.2%)
10,140	Hibbett Sports, Inc.*	299
43,900	Office Depot, Inc.	183
13,960	Ulta Beauty, Inc.*	3,817
		4,299
	Tires & Rubber (0.0%)
7,500	Cooper Tire & Rubber Co.	303
	Total Consumer Discretionary	52,678
	Consumer Staples (1.8%)
	Agricultural Products (0.2%)
49,750	Bunge Ltd.	4,072
3,490	Ingredion, Inc.	422
		4,494
	Drug Retail (0.4%)
44,320	CVS Health Corp.(a)	3,571
59,140	Walgreens Boots Alliance, Inc.(a)	5,109
		8,680

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Food Distributors (0.0%)
6,190	Spartannash Co.	$216
5,870	United Natural Foods, Inc.*	253
		469
	Household Products (0.2%)
46,200	Procter & Gamble Co.	4,207
	Hypermarkets & Super Centers (0.3%)
98,650	Wal-Mart Stores, Inc.	6,997
	Packaged Foods & Meat (0.3%)
90,350	Blue Buffalo Pet Products, Inc.*	2,208
34,840	Kraft Heinz Co.	3,188
3,140	Lancaster Colony Corp.	414
3,730	Sanderson Farms, Inc.	355
		6,165
	Soft Drinks (0.3%)
68,300	PepsiCo, Inc.	7,539
	Tobacco (0.1%)
27,150	Altria Group, Inc.(b)	2,034
5,830	Universal Corp.	395
		2,429
	Total Consumer Staples	40,980
	Energy (1.2%)
	Integrated Oil & Gas (0.4%)
15,030	Chevron Corp.	1,691
103,230	Occidental Petroleum Corp.	6,766
		8,457
	Oil & Gas Drilling (0.0%)
11,820	Atwood Oceanics, Inc.*	124
9,860	Rowan Companies plc "A"*	179
		303
	Oil & Gas Equipment & Services (0.1%)
4,400	Dril-Quip, Inc.*	270
43,490	Schlumberger Ltd.(a)	3,495
		3,765
	Oil & Gas Exploration & Production (0.7%)
223,260	Antero Resources Corp.*	5,354
81,750	Cabot Oil & Gas Corp.	1,790
3,650	Cimarex Energy Co.	459
93,300	ConocoPhillips(a)	4,438
19,430	Denbury Resources, Inc.*	53
35,150	EOG Resources, Inc.	3,409
10,520	WPX Energy, Inc.*	136
		15,639
	Oil & Gas Refining & Marketing (0.0%)
3,120	REX American Resources Corp.*	259
5,440	Western Refining, Inc.	199
		458
	Total Energy	28,622
	Financials (3.2%)
	Asset Management & Custody Banks (0.3%)
129,370	Bank of New York Mellon Corp.	6,098

3 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Consumer Finance (0.4%)
5,090	Encore Capital Group, Inc.*	$170
21,240	SLM Corp.*	255
268,404	Synchrony Financial	9,727
2,410	World Acceptance Corp.*	126
		10,278
	Diversified Banks (1.3%)
408,670	Bank of America Corp.	10,086
45,807	Citigroup, Inc.	2,740
116,000	JPMorgan Chase & Co.	10,512
107,090	U.S. Bancorp	5,890
		29,228
	Investment Banking & Brokerage (0.0%)
4,330	Raymond James Financial, Inc.	340
	Life & Health Insurance (0.0%)
3,350	Primerica, Inc.	271
	Property & Casualty Insurance (0.6%)
47,950	Allstate Corp.(a)	3,940
35,820	Chubb Ltd.	4,949
8,550	Employers Holdings, Inc.	321
11,230	First American Financial Corp.	439
25,680	Old Republic International Corp.	532
84,300	Progressive Corp.	3,303
9,460	Selective Insurance Group, Inc.	419
8,500	W.R. Berkley Corp.	604
		14,507
	Regional Banks (0.4%)
5,360	Bank of Hawaii Corp.	453
6,180	East West Bancorp, Inc.	334
13,950	First Financial Bancorp	387
211,640	KeyCorp	3,972
27,750	PNC Financial Services Group, Inc.	3,531
20,750	TCF Financial Corp.	361
		9,038
	Reinsurance (0.1%)
3,010	Everest Re Group Ltd.	708
20,280	Maiden Holdings Ltd.	313
4,420	Reinsurance Group of America, Inc.	575
		1,596
	Specialized Finance (0.0%)
9,000	CME Group, Inc.(a)	1,093
	Thrifts & Mortgage Finance (0.1%)
12,710	Homestreet, Inc.*	347
16,580	Provident Financial Services, Inc.	440
6,330	Walker & Dunlop, Inc.*	257
13,470	Washington Federal, Inc.	456
		1,500
	Total Financials	73,949
	Health Care (2.5%)
	Biotechnology (0.6%)
102,090	AbbVie, Inc.	6,313
13,150	Amgen, Inc.(a)	2,321
5,300	Biogen, Inc.*	1,530
51,190	Gilead Sciences, Inc.	3,608
13,840	Myriad Genetics, Inc.*	269

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
1,590	United Therapeutics Corp.*	$235
		14,276
	Health Care Equipment (0.6%)
10,900	Globus Medical, Inc. "A"*	303
74,540	Hologic, Inc.*	3,025
4,750	Masimo Corp.*	429
103,630	Medtronic plc	8,385
5,260	ResMed, Inc.	379
2,550	Teleflex, Inc.	487
		13,008
	Health Care Facilities (0.0%)
9,100	HealthSouth Corp.	385
18,700	Select Medical Holdings Corp.*	269
		654
	Health Care Services (0.1%)
6,830	Air Methods Corp.*	259
5,640	AMN Healthcare Services, Inc.*	232
2,370	Chemed Corp.	423
6,030	MEDNAX, Inc.*	429
6,980	Tivity Health, Inc.*	202
		1,545
	Life Sciences Tools & Services (0.2%)
4,800	PAREXEL International Corp.*	311
34,850	Thermo Fisher Scientific, Inc.	5,495
		5,806
	Managed Health Care (0.3%)
44,350	UnitedHealth Group, Inc.	7,334
	Pharmaceuticals (0.7%)
16,960	Allergan plc	4,152
53,740	Johnson & Johnson(a)	6,568
58,830	Merck & Co., Inc.	3,875
31,202	Pfizer, Inc.	1,065
6,350	Supernus Pharmaceuticals, Inc.*	163
		15,823
	Total Health Care	58,446
	Industrials (2.0%)
	Aerospace & Defense (0.6%)
5,510	B/E Aerospace, Inc.	350
7,830	Boeing Co.	1,411
7,150	Lockheed Martin Corp.(a)	1,906
4,120	Moog, Inc. "A"*	278
81,850	Spirit AeroSystems Holdings, Inc. "A"	5,043
3,170	Teledyne Technologies, Inc.*	417
42,950	United Technologies Corp.(a)	4,834
		14,239
	Agricultural & Farm Machinery (0.0%)
9,020	Toro Co.	543
	Air Freight & Logistics (0.2%)
21,400	FedEx Corp.(a)	4,130
	Airlines (0.2%)
14,090	JetBlue Airways Corp.*	281
6,620	SkyWest, Inc.	233
67,360	Southwest Airlines Co.	3,893
		4,407

5 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Building Products (0.1%)
37,250	Masco Corp.	$1,258
	Commercial Printing (0.0%)
5,310	Deluxe Corp.	391
3,580	LSC Communications, Inc.	102
16,783	R.R Donnelley & Sons Co.	281
		774
	Construction & Engineering (0.2%)
81,180	AECOM*	2,951
6,080	EMCOR Group, Inc.	374
14,900	KBR, Inc.	224
		3,549
	Construction Machinery & Heavy Trucks (0.1%)
4,380	Greenbrier Companies, Inc.	184
6,910	Trinity Industries, Inc.	186
11,720	Wabash National Corp.	248
28,600	Wabtec Corp.	2,291
		2,909
	Diversified Support Services (0.0%)
7,940	Copart, Inc.*	470
7,780	Viad Corp.	367
		837
	Electrical Components & Equipment (0.0%)
3,680	EnerSys	282
4,330	Regal-Beloit Corp.	323
		605
	Environmental & Facilities Services (0.0%)
10,040	Tetra Tech, Inc.	404
	Human Resource & Employment Services (0.0%)
3,690	ManpowerGroup, Inc.	358
	Industrial Conglomerates (0.4%)
22,030	Carlisle Companies, Inc.(a)	2,275
215,659	General Electric Co.	6,429
		8,704
	Industrial Machinery (0.1%)
7,220	Barnes Group, Inc.	362
4,880	Crane Co.	353
2,610	Nordson Corp.	313
		1,028
	Office Services & Supplies (0.0%)
10,090	Herman Miller, Inc.	301
	Railroads (0.1%)
26,030	Kansas City Southern	2,307
	Research & Consulting Services (0.0%)
16,030	Navigant Consulting, Inc.*	374
	Trading Companies & Distributors (0.0%)
5,000	GATX Corp.	290
	Trucking (0.0%)
5,370	Landstar System, Inc.	466
4,040	Old Dominion Freight Line, Inc.	371
		837
	Total Industrials	47,854

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Information Technology (4.4%)

Communications Equipment (0.3%)

187,447	Cisco Systems, Inc.	$6,407
3,340	InterDigital, Inc.	281
5,650	Plantronics, Inc.	302
		6,990
	Data Processing & Outsourced Services (0.6%)
17,140	Convergys Corp.	375
8,620	CSG Systems International, Inc.	340
18,540	MasterCard, Inc. "A"	2,048
5,060	MAXIMUS, Inc.	302
7,040	NeuStar, Inc. "A"*	233
111,500	Visa, Inc. "A"	9,805
		13,103
	Electronic Equipment & Instruments (0.0%)
9,060	Keysight Technologies, Inc.*	341
	Electronic Manufacturing Services (0.0%)
12,200	Benchmark Electronics, Inc.*	379
11,870	Jabil Circuit, Inc.	303
6,630	Sanmina Corp.*	259
		941
	Internet Software & Services (0.8%)
19,590	Alphabet, Inc. "A"*	16,552
19,040	Facebook, Inc. "A"*	2,581
		19,133
	IT Consulting & Other Services (0.1%)
2,520	CACI International, Inc. "A"*	316
5,600	Leidos Holdings, Inc.	298
3,870	Science Applications International Corp.	337
		951
	Semiconductor Equipment (0.3%)
6,380	Advanced Energy Industries, Inc.*	396
36,100	Applied Materials, Inc.(a)	1,308
5,490	Cabot Microelectronics Corp.	380
37,230	Lam Research Corp.	4,413
12,520	Teradyne, Inc.	356
8,100	Xperi Corp.	290
		7,143
	Semiconductors (0.3%)
7,800	Broadcom Ltd.	1,645
81,530	Maxim Integrated Products, Inc.	3,612
42,400	QUALCOMM, Inc.	2,395
		7,652
	Systems Software (0.9%)
208,880	Microsoft Corp.	13,364
182,950	Oracle Corp.	7,792
		21,156
	Technology Distributors (0.1%)
5,190	Arrow Electronics, Inc.*	375
9,670	Avnet, Inc.	445
2,360	ePlus, Inc.*	299
5,730	Insight Enterprises, Inc.*	243
3,100	Tech Data Corp.*	270
		1,632

7 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Hardware, Storage, & Peripherals (1.0%)
113,490	Apple, Inc.	$15,547
195,390	HP, Inc.	3,394
54,640	Western Digital Corp.(a)	4,201
		23,142
	Total Information Technology	102,184
	Materials (0.5%)
	Commodity Chemicals (0.0%)
6,370	AdvanSix, Inc.*	174
	Diversified Chemicals (0.2%)
59,850	Dow Chemical Co.(a)	3,726
	Diversified Metals & Mining (0.0%)
43,000	Freeport-McMoRan, Inc.*	576
	Fertilizers & Agricultural Chemicals (0.0%)
5,060	Scotts Miracle-Gro Co.	459
	Paper Packaging (0.2%)
27,990	Packaging Corp. of America	2,587
9,900	Sonoco Products Co.	528
		3,115
	Paper Products (0.0%)
5,820	Neenah Paper, Inc.	426
8,420	Schweitzer-Mauduit International, Inc.	346
		772
	Specialty Chemicals (0.1%)
8,200	Ecolab, Inc.(a)	1,017
4,780	Innospec, Inc.	312
8,000	Kraton Corp.*	218
3,220	Minerals Technologies, Inc.	249
9,980	Rayonier Advanced Materials, Inc.	132
3,880	Stepan Co.	293
		2,221
	Steel (0.0%)
4,260	Reliance Steel & Aluminum Co.	361
5,190	Worthington Industries, Inc.	254
		615
	Total Materials	11,658
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
122,590	AT&T, Inc.(a)	5,123
	Utilities (0.6%)
	Electric Utilities (0.5%)
7,480	ALLETE, Inc.	503
28,150	Duke Energy Corp.(a)	2,324
42,200	Edison International	3,365
16,690	Hawaiian Electric Industries, Inc.	555
29,300	NextEra Energy, Inc.	3,838
		10,585
	Gas Utilities (0.0%)
12,970	South Jersey Industries, Inc.	454
10,790	UGI Corp.	521
		975

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Multi-Utilities (0.1%)
9,640	NorthWestern Corp.	$564
13,550	Sempra Energy	1,494
		2,058
	Total Utilities	13,618
	Total Common Stocks (cost: $355,572)	435,112
	PREFERRED STOCKS (1.3%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
90,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)	9,329
	Energy (0.3%)
	Oil & Gas Exploration & Production (0.2%)
8,600	Chesapeake Energy Corp., 5.75%, perpetual(c)	5,515
	Oil & Gas Storage & Transportation (0.1%)
2,000	Kinder Morgan G.P., Inc., 4.95%, cumulative redeemable(c)	1,804
	Total Energy	7,319
	Financials (0.4%)
	Life & Health Insurance (0.4%)
381,253	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	8,876
	Reinsurance (0.0%)
3,000	American Overseas Group Ltd., 4.52%, non-cumulative*(d),(e)	600
	Total Financials	9,476
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
200,000	Qwest Corp., 6.50%	4,898
	Total Preferred Stocks (cost: $34,082)	31,022
	EXCHANGE-TRADED FUNDS (5.3%)
47,200	iShares Core S&P 500 ETF	11,235
135,600	iShares Russell 2000 ETF(a)	18,691
17,200	SPDR S&P 500 ETF Trust	4,067
112,700	Vanguard Mid-Cap ETF	15,739
183,820	Vanguard S&P 500 ETF(a)	39,902
132,100	Vanguard Small-Cap Value ETF	16,412
147,300	Vanguard Total Stock Market ETF(a)	17,941
	Total Exchange-Traded Funds (cost: $112,464)	123,987
	Total U.S. Equity Securities (cost: $502,118)	590,121
	INTERNATIONAL EQUITY SECURITIES (25.5%)
	COMMON STOCKS (0.5%)
	Consumer Discretionary (0.2%)
	Auto Parts & Equipment (0.2%)
123,100	Magna International, Inc.	5,276

9 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Financials (0.2%)

Property & Casualty Insurance (0.1%)

74,700	XL Group Ltd.	$3,025
	Reinsurance (0.1%)
5,280	RenaissanceRe Holdings Ltd.	779
	Total Financials	3,804
	Information Technology (0.0%)
	Semiconductors (0.0%)
11,200	NXP Semiconductors N.V.*	1,152
	Telecommunication Services (0.1%)
	Wireless Telecommunication Services (0.1%)
83,900	Vodafone Group plc ADR	2,132
	Total Common Stocks (cost: $12,135)	12,364

EXCHANGE-TRADED FUNDS (25.0%)

1,725,075	iShares Core MSCI EAFE ETF	96,880
1,529,386	iShares Core MSCI Emerging Markets ETF	70,596
2,434,900	iShares Currency Hedged MSCI EAFE ETF	65,280
468,200	iShares Edge MSCI Minimum Volatility EAFE ETF	30,101
306,000	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	15,823
631,240	iShares MSCI Canada Fund ETF(a)	16,848
350,100	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	13,654
1,116,600	PowerShares FTSE RAFI Emerging Markets Portfolio	22,097
183,300	Schwab Fundamental Emerging Markets Large Co. Index ETF	4,753
1,917,500	Schwab Fundamental International Large Co. Index ETF	49,874
227,200	Schwab Fundamental International Small Co. Index ETF	6,809
107,983	SPDR S&P Emerging Markets SmallCap ETF	4,753
313,840	Vanguard FTSE All-World ex-US ETF(a)	14,622
3,267,000	Vanguard FTSE Developed Markets ETF	125,061
582,320	Vanguard FTSE Emerging Markets ETF(a)	22,530
182,288	WisdomTree Emerging Markets SmallCap Dividend Fund	7,906
693,900	WisdomTree India Earnings Fund	15,724
	Total Exchange-Traded Funds (cost: $549,545)	583,311
	Total International Equity Securities (cost: $561,680)	595,675
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)
	GOLD (0.4%)
	African Gold Companies (0.0%)
30,000	AngloGold Ashanti Ltd. ADR*	330
74,000	Gold Fields Ltd. ADR	229
		559
	Australian Gold Companies (0.0%)
25,000	Newcrest Mining Ltd.	424
	European Gold Companies (0.0%)
6,700	Randgold Resources Ltd. ADR	615
	North American Gold Companies (0.4%)
12,200	Agnico-Eagle Mines Ltd.	517
80,395	Alamos Gold, Inc. "A"	582

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
35,351	AuRico Metals, Inc.*	$30
165,000	B2Gold Corp.*	507
23,000	Barrick Gold Corp.	427
88,000	Centerra Gold, Inc.	425
227,400	Dundee Precious Metals, Inc.*	515
151,000	Eldorado Gold Corp.*	462
36,000	Goldcorp, Inc.	574
196,721	Hycroft Mining Corp.*(d),(e)	39
120,000	Kinross Gold Corp.*	425
110,000	New Gold, Inc.*	318
44,200	Newmont Mining Corp.	1,513
161,400	Primero Mining Corp.*	103
8,800	Royal Gold, Inc.	581
77,884	SEMAFO, Inc.*	239
45,000	Tahoe Resources, Inc.	382
113,000	Yamana Gold, Inc.	314
		7,953
	South American Gold Companies (0.0%)
44,000	Compania de Minas Buenaventura S.A. ADR	541
	Total Gold (cost: $18,058)	10,092

SILVER (0.1%)

25,000	Pan American Silver Corp.	449
25,000	Silver Wheaton Corp.	489
	Total Silver (cost: $748)	938

EXCHANGE-TRADED FUNDS (1.4%)

74,000	First Trust Global Tactical Commodity Strategy Fund*	1,523
297,334	iShares Silver Trust*	5,165
256,100	PowerShares DB Commodity Index Tracking Fund*	4,026
551,000	United States Commodity Index Fund*	22,095
	Total Exchange-Traded Funds (cost: $37,144)	32,809
	Total Precious Metals and Commodity-Related Securities (cost: $55,950)	43,839
	GLOBAL REAL ESTATE EQUITY SECURITIES (1.0%)
	COMMON STOCKS (0.4%)
	REITs - Mortgage (0.2%)
316,010	Annaly Capital Management, Inc.	3,508
237,300	Two Harbors Investment Corp.	2,207
		5,715
	REITs - Office (0.1%)
8,990	Boston Properties, Inc.(a)	1,250
	REITs - Retail (0.1%)
7,800	Simon Property Group, Inc.(a)	1,438
	REITs - Specialized (0.0%)
3,100	Public Storage	705
	Total Common Stocks (cost: $8,795)	9,108

11 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

PREFERRED STOCKS (0.1%)

REITs - Mortgage (0.1%)

60,000 Arbor Realty Trust, Inc., 7.38%* (cost: $1,500)$ 1,537

EXCHANGE-TRADED FUNDS (0.5%)

155,520	Vanguard REIT ETF (cost: $12,661)	13,259
	Total Global Real Estate Equity Securities (cost: $22,956)	23,904
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (41.7%)

CORPORATE OBLIGATIONS (6.3%)

Consumer Discretionary (0.1%)

Department Stores (0.1%)

$ 2,500 Neiman Marcus Group Ltd., LLC(f),(q)4.25% 10/25/20202,023

Consumer Staples (0.1%)

Food Retail (0.1%)

2,100 BI-LO, LLC & BI-LO Finance Corp. (c)	9.25	2/15/2019	1,780

Energy (0.5%)

Oil & Gas Drilling (0.0%)

3,683	Schahin II Finance Co. SPV Ltd.(c),(g)	5.88	9/25/2023	460
	Oil & Gas Storage & Transportation (0.5%)
1,300	Enbridge Energy Partners, LP	7.38	10/15/2045	1,618
4,830	Energy Transfer Partners, LP	4.05 (h)	11/01/2066	4,202
4,620	Enterprise Products Operating, LLC	7.00 (h)	6/01/2067	4,191
2,352	Southern Union Co.	4.05 (h)	11/01/2066	2,023
				12,034
	Total Energy			12,494
	Financials (4.6%)
	Asset Management & Custody Banks (0.5%)
2,600	Ares Capital Corp.	3.63	1/19/2022	2,578
9,200	Prospect Capital Corp.	5.00	7/15/2019	9,452
				12,030
	Life & Health Insurance (0.7%)
6,342	Lincoln National Corp.	3.40 (h)	5/17/2066	5,559
1,000	Lincoln National Corp.	6.05 (h)	4/20/2067	848
4,800	Prudential Financial, Inc.	5.63	6/15/2043	5,175
5,135	StanCorp Financial Group, Inc.	6.90 (h)	6/01/2067	4,381
				15,963
	Multi-Line Insurance (0.6%)
3,362	Glen Meadow Pass-Through Trust (c)	3.16 (h)	2/12/2067	2,908
10,510	Nationwide Mutual Insurance Co. (c)	3.25 (h)	12/15/2024	10,374
				13,282

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Sector Holdings (0.2%)
$5,325	BNSF Funding Trust I	6.61%	12/15/2055	$6,083
	Property & Casualty Insurance (1.5%)
5,200	Allstate Corp.	5.75	8/15/2053	5,619
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	10,508
11,050	HSB Group, Inc.	1.93 (h)	7/15/2027	8,292
6,000	Oil Insurance Ltd. (c)	3.98 (h)	-(p)	5,190
6,500	Travelers Companies, Inc.	6.25 (h)	3/15/2067	6,500
				36,109
	Regional Banks (0.9%)
1,000	Allfirst Preferred Capital Trust	2.52 (h)	7/15/2029	936
2,000	Compass Bank	6.40	10/01/2017	2,049
2,200	Compass Bank	3.88	4/10/2025	2,139
8,000	Cullen/Frost Capital Trust II	2.48 (h)	3/01/2034	6,965
4,000	First Maryland Capital Trust I	2.02 (h)	1/15/2027	3,625
2,000	Huntington Capital Trust II "B"	1.59 (h)	6/15/2028	1,698
5,039	Manufacturers & Traders Trust Co.	1.57 (h)	12/01/2021	4,926
				22,338
	Reinsurance (0.2%)
4,000	Alterra USA Holdings Ltd. (c)	7.20	4/14/2017	4,021
	Total Financials			109,826
	Health Care (0.1%)
	Health Care Facilities (0.1%)
2,300	Community Health Systems, Inc.	6.88	2/01/2022	2,030
	Industrials (0.1%)
	Airlines (0.0%)
442	America West Airlines, Inc. Pass-Through Trust
	(INS)	7.93	7/02/2020	468
	Electrical Components & Equipment (0.1%)
800	Artesyn Embedded Technologies, Inc. (c)	9.75	10/15/2020	788
	Total Industrials			1,256
	Real Estate (0.1%)
	Real Estate Development (0.1%)
1,000	Crescent Communities, LLC & Crescent
	Ventures, Inc. (c)	8.88	10/15/2021	1,051
	REITs - Health Care (0.0%)
1,000	Care Capital Properties Co.	5.13(k)	8/15/2026	981
	Total Real Estate			2,032
	Utilities (0.7%)
	Electric Utilities (0.4%)
2,685	NextEra Energy Capital Holdings, Inc.	3.07 (h)	10/01/2066	2,349
4,000	NextEra Energy Capital Holdings, Inc.	6.65 (h)	6/15/2067	3,552
500	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	505
3,900	PPL Capital Funding, Inc.	6.70 (h)	3/30/2067	3,715
				10,121
	Multi-Utilities (0.3%)
7,000	WEC Energy Group, Inc.	6.25 (h)	5/15/2067	6,414
	Total Utilities			16,535
	Total Corporate Obligations (cost: $140,944)			147,976

13 | USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	CONVERTIBLE SECURITIES (0.1%)
	Materials (0.1%)
	Gold (0.1%)
$811	Hycroft Mining Corp. (d),(e),(i)	15.00%(r)	10/22/2020	$1,185
2,250	Pretium Resources, Inc. (c)	2.25	3/15/2022	2,206
				3,391
	Total Materials			3,391
	Total Convertible Securities (cost: $3,016)			3,391
	EURODOLLAR AND YANKEE OBLIGATIONS (0.9%)
	Energy (0.4%)
	Integrated Oil & Gas (0.1%)
2,850	Petroleos Mexicanos Co. (c)	5.38	3/13/2022	2,985
	Oil & Gas Storage & Transportation (0.3%)
5,050	TransCanada PipeLines Ltd.	6.35 (h)	5/15/2067	4,797
1,400	TransCanada Trust	5.63	5/20/2075	1,461
				6,258
	Total Energy			9,243
	Financials (0.3%)
	Property & Casualty Insurance (0.3%)
5,650	QBE Capital Funding III Ltd. (c)	7.25	5/24/2041	6,293
	Materials (0.2%)
	Gold (0.2%)
5,000	Newcrest Finance Property Ltd. (c)	4.45	11/15/2021	5,239
	Total Eurodollar and Yankee Obligations (cost: $19,138)			20,775
	ASSET-BACKED SECURITIES (0.4%)
	Financials (0.4%)
	Asset-Backed Financing (0.4%)
1,000	Avis Budget Rental Car Funding AESOP, LLC
	(c)	3.75	7/20/2020	994
1,600	Navient Student Loan Trust	2.28 (h)	8/25/2050	1,570
3,000	SLC Student Loan Trust	1.47 (h)	7/15/2036	2,698
2,484	SLM Student Loan Trust	1.26 (h)	1/25/2041	2,218
975	SLM Student Loan Trust	1.59 (h)	10/25/2065	888
				8,368
	Total Financials			8,368
	Total Asset-Backed Securities (cost: $7,648)			8,368
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
941	Sequoia Mortgage Trust	1.68 (h)	9/20/2033	837
868	Wells Fargo Mortgage Backed Securities Trust	3.19 (h)	4/25/2035	823
	Total Financials			1,660
	Total Collateralized Mortgage Obligations (cost: $1,750)			1,660

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (2.8%)
	Financials (2.8%)
	Commercial Mortgage-Backed Securities (2.6%)
$152	Banc of America Commercial Mortgage, Inc. (c)	5.41%	12/10/2042	$145
7,932	Banc of America Commercial Mortgage, Inc.	5.00	7/10/2044	5,803
3,500	Banc of America Commercial Mortgage, Inc.	6.29	2/10/2051	3,501
3,000	Bear Stearns Commercial Mortgage Securities,
	Inc. (c)	5.66	9/11/2041	2,919
1,000	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	690
10,000	Commercial Mortgage Loan Trust	5.77	7/10/2038	8,481
5,637	Commercial Mortgage Loan Trust	6.09	12/10/2049	3,574
1,031	Commercial Mortgage Trust	5.38	12/10/2046	1,030
310	Commercial Mortgage Trust (c)	5.54	12/11/2049	310
12,120	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.96	2/15/2040	11,442
6,900	FREMF Mortgage Trust (c)	3.00	8/25/2045	7,068
841	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	838
2,030	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	2,032
525	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	534
1,000	GMAC Commercial Mortgage Securities, Inc.	4.98	12/10/2041	1,032
3,675	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.93	4/17/2045	2,844
3,338	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	3,337
3,000	ML-CFC Commercial Mortgage Trust	5.00	8/12/2049	3,016
1,000	Morgan Stanley Capital I Trust	5.49	3/12/2044	907
				59,503
	Interest-Only Commercial Mortgage-Backed Securities (0.2%)
25,832	CSAIL Commercial Mortgage Trust (d)	1.00	1/15/2049	2,979
21,535	UBS Commercial Mortgage Trust (c),(d)	2.09	5/10/2045	1,883
				4,862
	Total Financials			64,365
	Total Commercial Mortgage Securities (cost: $68,516)			64,365
	U.S. GOVERNMENT AGENCY ISSUES (6.1%)(j)
	Commercial Mortgage-Backed Securities (1.5%)
3,750	Fannie Mae (+)	2.15	1/25/2023	3,686
14,000	Freddie Mac (+)	3.00	12/25/2025	14,202
8,000	Freddie Mac (+)	3.51	4/25/2030	8,266
8,400	Freddie Mac (+)	3.33	5/25/2025	8,734
				34,888
	Mortgage-Backed Pass-Through Securities (4.6%)
8,000	Fannie Mae (+)	4.00	11/01/2045	8,418
14,286	Freddie Mac (+)	3.00	4/01/2046	14,197
34,268	Freddie Mac (+)	3.00	6/01/2046	34,055
4,835	Freddie Mac (+)	3.00	8/01/2046	4,804
25,700	Freddie Mac (+)	3.00	3/01/2047	25,540
20,559	Freddie Mac (+)	3.50	4/01/2046	21,101
9	Government National Mortgage Assn. I	6.50	4/15/2024	10
				108,125
	Total U.S. Government Agency Issues (cost: $145,334)			143,013

15 | USAA Cornerstone Moderately Aggressive Fund

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (12.8%)

Bonds (6.3%)(s)

$72,700	3.13%, 8/15/2044	$74,793
11,520	3.18%, 8/15/2044 (STRIPS Principal)(k)	4,985
13,000	3.00%, 11/15/2044	13,054
55,500	3.00%, 5/15/2045	55,704
		148,536
	Inflation-Indexed Notes (1.1%)
24,448	0.13%, 4/15/2021	24,805
	Notes (5.4%)(s)
58,000	1.13%, 2/28/2021 (o)	56,608
19,000	1.63%, 4/30/2023	18,480
1,000	2.38%, 8/15/2024	1,009
5,000	2.25%, 11/15/2025	4,964
48,000	1.63%, 2/15/2026	45,166
		126,227
	Total U.S. Treasury Securities (cost: $299,237)	299,568
Number
of Shares
	EXCHANGE-TRADED FUNDS (12.2%)
134,100	iShares 1-3 Year Credit Bond ETF	14,115
224,850	iShares Core U.S. Aggregate Bond ETF(a)	24,457
294,900	iShares iBoxx $ High Yield Corporate Bond ETF	26,037
45,700	iShares iBoxx Investment Grade Corporate Bond ETF	5,419
1,085,000	PowerShares Fundamental High Yield Corporate Bond Portfolio	20,528
654,000	Vanguard Mortgage-Backed Securities ETF	34,374
123,500	Vanguard Short-Term Bond ETF	9,847
1,630,800	Vanguard Short-Term Corporate Bond ETF	130,105
234,500	Vanguard Total Bond Market ETF	19,058
	Total Exchange-Traded Funds (cost: $282,686)	283,940
	Total Bonds (cost: $968,269)	973,056
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (4.4%)

COMMERCIAL PAPER (3.1%)

Financials (3.0%)

Asset-Backed Financing (3.0%)

$5,933	Barton Capital Corp. (c),(l)	0.71%	3/01/2017	5,933
2,677	Barton Capital Corp. (c),(l)	0.78	3/02/2017	2,677
3,000	Barton Capital Corp. (c),(l)	0.75	3/09/2017	2,999
3,469	Barton Capital Corp. (c),(l)	0.76	3/13/2017	3,468
1,435	Crown Point Cap Co. (c),(l)	0.80	3/09/2017	1,435

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$6,000	Gotham Funding Corp. (c), l)	0.75%	3/03/2017	$6,000
11,000	LMA Americas, LLC(c),(l)	0.75	3/08/2017	10,998
10,351	Manhattan Asset Funding Co. (c),(l)	0.74	3/16/2017	10,348
1,722	Nieuw Amsterdam Receivables(c),(l)	0.75	3/08/2017	1,722
3,300	Nieuw Amsterdam Receivables(c),(l)	0.76	3/01/2017	3,300
6,000	Nieuw Amsterdam Receivables(c),(l)	0.78	3/17/2017	5,998
6,400	Victory Receivables Corp. (c),(l)	0.78	3/03/2017	6,400
4,332	Victory Receivables Corp. (c),(l)	0.78	3/13/2017	4,331
3,136	Victory Receivables Corp. (c),(l)	0.71	3/07/2017	3,135
				68,744
	Total Financials			68,744

Utilities (0.1%)

Electric Utilities (0.1%)

2,745 Florida Power & Light Co.	0.80	3/21/2017	2,744
Total Commercial Paper			71,488

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

30,681,488 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (a),(m)	30,681
Total Money Market Instruments (cost: $102,169)	102,169
Total Investments (cost: $2,213,142)	$2,328,764

Number of Contracts

PURCHASED OPTIONS (0.0%)

130 Put - S&P 500 Index expiring March 31, 2017 at 2200	52
Total Purchased Options (cost: $633)	$52

17 | USAA Cornerstone Moderately Aggressive Fund

			Unrealized
Number	Expiration	Contract	Appreciation/
			(Depreciation)
of Contracts Security	Date	Value (000)	(000)

FUTURES (n)

LONG FUTURES

Equity Contracts

867	E-mini S&P 500	3/17/2017 $	102,427	$4,347
1,540	Euro Stoxx 50	3/17/2017	54,230	397
409	Mini MSCI Emerging Markets Index	3/17/2017	19,035	1,067
			175,692	5,811
	Total Long Futures		$175,692	$5,811

SHORT FUTURES

Interest Rate Contracts

(259) U.S. Treasury Bond6/21/2017 $ (39,279) $(12)

Equity Contracts

(63) Russell 2000 Mini			3/17/2017	(4,363)		(31)
Total Short Futures				$(43,642)		$(43)
Total Futures				$132,050		$5,768
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks	$435,112	$	— $		— $	435,112
Preferred Stocks	—		30,422		600	31,022
Exchange-Traded Funds	123,987		—		—	123,987
International Equity Securities:
Common Stocks	12,364		—		—	12,364
Exchange-Traded Funds	583,311		—		—	583,311
Precious Metals and Commodity-Related
Securities:
Common Stocks	10,991		—		39	11,030
Exchange-Traded Funds	32,809		—		—	32,809
Global Real Estate Equity Securities:
Common Stocks	9,108		—		—	9,108
Preferred Stocks	—		1,537		—	1,537
Exchange-Traded Funds	13,259		—		—	13,259
Bonds:
Corporate Obligations	—		147,976		—	147,976
Convertible Securities	—		2,206	1,185		3,391
Eurodollar and Yankee Obligations	—		20,775		—	20,775
Asset-Backed Securities	—		8,368		—	8,368
Collateralized Mortgage Obligations	—		1,660		—	1,660
Commercial Mortgage Securities	—		64,365		—	64,365
U.S. Government Agency Issues	—		143,013		—	143,013

Portfolio of Investments | 18

($ in 000s)	VALUATION HIERARCHY (cont.)
Assets	LEVEL 1		LEVEL 2		LEVEL 3	Total
U.S. Treasury Securities	$294,583		$4,985	$	— $	299,568
Exchange-Traded Funds	283,940		—		—	283,940
Money Market Instruments:
Commercial Paper	—		71,488		—	71,488
Government & U.S. Treasury Money Market
Funds	30,681		—		—	30,681
Purchased Options	52		—		—	52
Futures (1)	5,811		—		—	5,811
Total	$1,836,008		$496,795		$1,824	$2,334,627
Liabilities	LEVEL 1		LEVEL 2		LEVEL 3	Total
Futures (1)	$(43)	$	— $		— $	(43)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

					Commercial
	Common	Preferred	Corporate	Convertible	Mortgage
($ in 000s)	Stocks	Stocks	Obligations	Securities	Securities
Balance as of May 31, 2016	$148	$750	$7,818	$-	$130
Purchases	-	-	-	85	-
Sales	-	-	-	-	-
Transfers into Level 3	-	-	-	1,108	-
Transfers out of Level 3	-	-	(7,818)	-	(130)
Net realized gain (loss) on	-	-	(2,500)	-	-
investments

Change in net unrealized
appreciation/(depreciation) of					-
investments	(109)	(150)	2,500	(8)
Balance as of February 28, 2017	$39	$600	$-	$1,185	$-

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Convertible Securities(I)	$-	$(1,108)	$1,108
Corporate Obligations(II)	$-	$7,818	$(7,818)
Commercial Mortgage	$-	$130	$(130)
Securities(II)
Total	$-	$6,840	$(6,840)

(I)Transferred from Level 2 to Level 3 due to the unavailability of observable inputs.

(II)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quoted.

19 | USAA Cornerstone Moderately Aggressive Fund

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	February 28, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$1,185	Market	Average	$52.00
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	50%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 20

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

21 | USAA Cornerstone Moderately Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 22

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, or last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

23 | USAA Cornerstone Moderately Aggressive Fund

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Notes to Portfolio of Investments | 24

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

25 | USAA Cornerstone Moderately Aggressive Fund

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were $164,902,000 and $49,861,000, respectively, resulting in net unrealized appreciation of $115,041,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,333,454,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.3% of net assets at February 28, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by

Notes to Portfolio of Investments | 26

assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

27 | USAA Cornerstone Moderately Aggressive Fund

(INS)	Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2017.

(b)At February 28, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $6,686,000, which represented 0.3% of the Fund's net assets.

(e)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,824,000, which represented 0.1% of the Fund's net assets.

(f)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(g)At February 28, 2017, the issuer was in default with respect to interest and/or principal payments.

(h)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2017.

(i)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

Notes to Portfolio of Investments | 28

(j)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(k)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(l)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(m)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

(n)The contract value of futures purchased and/or sold as a percentage of net assets is 5.7%.

(o)Security with a value of $2,147,000 is segregated as collateral for initial margin requirements on open futures contracts.

(p)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(q)At February 28, 2017, the aggregate market value of securuties purchased on a delayed-delivery basis was $2,023,000.

(r)All of the coupon is PIK.

(s)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

*Non-income-producing security.

29 | USAA Cornerstone Moderately Aggressive Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND FEBRUARY 28, 2017

(Form N-Q)

97461 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

February 28, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (19.6%)
	COMMON STOCKS (9.2%)
	Consumer Discretionary (1.0%)
	Advertising (0.1%)
1,250	Omnicom Group, Inc.	$107
	Apparel Retail (0.1%)
3,300	TJX Companies, Inc.	259
	Broadcasting (0.1%)
2,050	CBS Corp. "B"	135
	Casinos & Gaming (0.1%)
9,910	MGM Resorts International*	261
	General Merchandise Stores (0.0%)
1,100	Target Corp.	65
	Home Improvement Retail (0.2%)
2,300	Home Depot, Inc.	333
	Homebuilding (0.0%)
2,770	CalAtlantic Group, Inc.	98
	Hotels, Resorts & Cruise Lines (0.1%)
2,700	Norwegian Cruise Line Holdings Ltd.*	137
650	Royal Caribbean Cruises Ltd.	62
		199
	Internet & Direct Marketing Retail (0.2%)
400	Amazon.com, Inc.*	338
	Movies & Entertainment (0.0%)
500	Time Warner, Inc.	49
	Specialty Stores (0.1%)
590	Ulta Beauty, Inc.*	161
	Total Consumer Discretionary	2,005
	Consumer Staples (1.0%)
	Agricultural Products (0.1%)
2,550	Bunge Ltd.	209
	Drug Retail (0.2%)
1,940	CVS Health Corp.	156
2,900	Walgreens Boots Alliance, Inc.	251
		407
	Household Products (0.1%)
2,380	Procter & Gamble Co.	217

1 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
	Hypermarkets & Super Centers (0.2%)
5,000	Wal-Mart Stores, Inc.	$354
	Packaged Foods & Meat (0.1%)
3,850	Blue Buffalo Pet Products, Inc.*	94
1,670	Kraft Heinz Co.	153
		247
	Soft Drinks (0.2%)
3,550	PepsiCo, Inc.	392
	Tobacco (0.1%)
1,150	Altria Group, Inc.	86
	Total Consumer Staples	1,912
	Energy (0.7%)
	Integrated Oil & Gas (0.2%)
750	Chevron Corp.	84
4,860	Occidental Petroleum Corp.	319
		403
	Oil & Gas Equipment & Services (0.1%)
2,090	Schlumberger Ltd.	168
	Oil & Gas Exploration & Production (0.4%)
10,610	Antero Resources Corp.*	254
3,900	Cabot Oil & Gas Corp.	85
150	Cimarex Energy Co.	19
4,830	ConocoPhillips	230
1,650	EOG Resources, Inc.	160
		748
	Total Energy	1,319
	Financials (1.6%)
	Asset Management & Custody Banks (0.2%)
6,590	Bank of New York Mellon Corp.	311
	Consumer Finance (0.2%)
11,677	Synchrony Financial	423
	Diversified Banks (0.7%)
20,500	Bank of America Corp.	506
2,170	Citigroup, Inc.	130
5,630	JPMorgan Chase & Co.	510
5,060	U.S. Bancorp	278
		1,424
	Property & Casualty Insurance (0.3%)
2,250	Allstate Corp.	185
1,520	Chubb Ltd.	210
4,350	Progressive Corp.	170
		565
	Regional Banks (0.2%)
10,740	KeyCorp	202
1,370	PNC Financial Services Group, Inc.	174
		376
	Specialized Finance (0.0%)
350	CME Group, Inc.	43
	Total Financials	3,142

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Health Care (1.3%)

Biotechnology (0.3%)

5,100	AbbVie, Inc.	$316
800	Amgen, Inc.	141
270	Biogen, Inc.*	78
2,530	Gilead Sciences, Inc.	178
		713
	Health Care Equipment (0.3%)
3,250	Hologic, Inc.*	132
5,080	Medtronic plc	411
		543
	Life Sciences Tools & Services (0.1%)
1,550	Thermo Fisher Scientific, Inc.	244
	Managed Health Care (0.2%)
2,000	UnitedHealth Group, Inc.	331
	Pharmaceuticals (0.4%)
830	Allergan plc	203
2,550	Johnson & Johnson	312
2,630	Merck & Co., Inc.	173
1,963	Pfizer, Inc.	67
		755
	Total Health Care	2,586
	Industrials (0.9%)
	Aerospace & Defense (0.2%)
380	Boeing Co.	69
350	Lockheed Martin Corp.	93
3,700	Spirit AeroSystems Holdings, Inc. "A"	228
2,100	United Technologies Corp.	236
		626
	Air Freight & Logistics (0.1%)
1,050	FedEx Corp.	203
	Airlines (0.1%)
3,510	Southwest Airlines Co.	203
	Building Products (0.0%)
1,550	Masco Corp.	52
	Construction & Engineering (0.1%)
4,150	AECOM*	151
	Construction Machinery & Heavy Trucks (0.1%)
1,450	Wabtec Corp.	116
	Industrial Conglomerates (0.2%)
1,230	Carlisle Companies, Inc.	127
11,043	General Electric Co.	329
		456
	Railroads (0.1%)
1,160	Kansas City Southern	103
	Total Industrials	1,910
	Information Technology (2.2%)
	Communications Equipment (0.1%)
9,163	Cisco Systems, Inc.	313

3 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
	Data Processing & Outsourced Services (0.3%)
950	MasterCard, Inc. "A"	$105
5,500	Visa, Inc. "A"	484
		589
	Internet Software & Services (0.5%)
970	Alphabet, Inc. "A"*	820
1,020	Facebook, Inc. "A"*	138
		958
	Semiconductor Equipment (0.1%)
1,850	Applied Materials, Inc.	67
1,710	Lam Research Corp.	203
		270
	Semiconductors (0.2%)
200	Broadcom Ltd.	42
3,840	Maxim Integrated Products, Inc.	170
1,950	QUALCOMM, Inc.	110
		322
	Systems Software (0.5%)
9,940	Microsoft Corp.	636
7,500	Oracle Corp.	319
		955
	Technology Hardware, Storage, & Peripherals (0.5%)
5,120	Apple, Inc.	701
9,460	HP, Inc.	164
2,480	Western Digital Corp.	191
		1,056
	Total Information Technology	4,463
	Materials (0.2%)
	Diversified Chemicals (0.1%)
2,850	Dow Chemical Co.	178
	Paper Packaging (0.1%)
1,350	Packaging Corp. of America	125
	Specialty Chemicals (0.0%)
350	Ecolab, Inc.	43
	Total Materials	346
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
5,890	AT&T, Inc.	246
	Utilities (0.2%)
	Electric Utilities (0.2%)
1,300	Duke Energy Corp.	107
1,950	Edison International	156
1,350	NextEra Energy, Inc.	177
		440
	Multi-Utilities (0.0%)
600	Sempra Energy	66
	Total Utilities	506
	Total Common Stocks (cost: $14,768)	18,435

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	PREFERRED STOCKS (2.6%)
	Consumer Staples (1.0%)
	Agricultural Products (1.0%)
32,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	$944
10,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)	1,036
		1,980
	Total Consumer Staples	1,980
	Energy (0.5%)
	Oil & Gas Exploration & Production (0.4%)
1,120	Chesapeake Energy Corp., 5.75%, perpetual(a)	718
	Oil & Gas Storage & Transportation (0.1%)
300	Kinder Morgan G.P., Inc., 4.95%, cumulative redeemable(a)	271
	Total Energy	989
	Financials (0.9%)
	Life & Health Insurance (0.3%)
27,414	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	638
	Regional Banks (0.6%)
1,035	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	1,067
	Total Financials	1,705
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
20,000	Qwest Corp., 6.50%	490
	Total Preferred Stocks (cost: $5,251)	5,164
	EXCHANGE-TRADED FUNDS (7.8%)
21,300	iShares Core S&P 500 ETF(b)	5,070
8,620	iShares Russell 2000 ETF	1,188
16,500	Vanguard Mid-Cap ETF	2,304
7,780	Vanguard S&P 500 ETF	1,689
28,400	Vanguard Small-Cap Value ETF	3,529
14,600	Vanguard Total Stock Market ETF	1,778
	Total Exchange-Traded Funds (cost: $13,654)	15,558
	Total U.S. Equity Securities (cost: $33,673)	39,157
	INTERNATIONAL EQUITY SECURITIES (16.8%)
	COMMON STOCKS (0.3%)
	Consumer Discretionary (0.1%)
	Auto Parts & Equipment (0.1%)
6,700	Magna International, Inc.	287
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
3,600	XL Group Ltd.	146

5 | USAA Cornerstone Moderately Conservative Fund

Market
Number	Value
of Shares Security	(000)

Information Technology (0.0%)

Semiconductors (0.0%)

450 NXP Semiconductors N.V.*$ 46

Telecommunication Services (0.1%)

Wireless Telecommunication Services (0.1%)

3,850 Vodafone Group plc ADR	98
Total Common Stocks (cost: $555)	577

EXCHANGE-TRADED FUNDS (16.5%)

91,865	iShares Core MSCI EAFE ETF	5,159
96,338	iShares Core MSCI Emerging Markets ETF	4,447
143,100	iShares Currency Hedged MSCI EAFE ETF	3,836
35,600	iShares Edge MSCI Minimum Volatility EAFE ETF	2,289
22,400	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,158
41,510	iShares MSCI Canada Fund ETF	1,108
31,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,225
87,600	PowerShares FTSE RAFI Emerging Markets Portfolio	1,734
7,100	Schwab Fundamental Emerging Markets Large Co. Index ETF	184
168,300	Schwab Fundamental International Large Co. Index ETF	4,377
18,600	Schwab Fundamental International Small Co. Index ETF	557
7,496	SPDR S&P Emerging Markets SmallCap ETF	330
24,310	Vanguard FTSE All-World ex-US ETF	1,133
88,300	Vanguard FTSE Developed Markets ETF	3,380
34,300	Vanguard FTSE Emerging Markets ETF(b)	1,327
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	228
29,552	WisdomTree India Earnings Fund	670
	Total Exchange-Traded Funds (cost: $32,305)	33,142
	Total International Equity Securities (cost: $32,860)	33,719
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.3%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
24,262	Hycroft Mining Corp., acquired 9/22/2014 - 6/09/2015; cost $850*(c),(d)	5
900	Newmont Mining Corp.	31
		36
	Total Gold (cost: $886)	36
	EXCHANGE-TRADED FUNDS (1.3%)
11,700	First Trust Global Tactical Commodity Strategy Fund*	241
35,900	PowerShares DB Commodity Index Tracking Fund*	564
28,000	United States Commodity Index Fund*	1,123
24,800	VanEck Vectors Gold Miners ETF	566
	Total Exchange-Traded Funds (cost: $2,831)	2,494
	Total Precious Metals and Commodity-Related Securities (cost: $3,717)	2,530
	GLOBAL REAL ESTATE EQUITY SECURITIES (0.5%)
	COMMON STOCKS (0.3%)
	REITs - Mortgage (0.3%)
26,358	Annaly Capital Management, Inc.(b)	293

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
19,800	Two Harbors Investment Corp.	$184
		477

REITs - Office (0.0%)

390 Boston Properties, Inc.	54

REITs - Retail (0.0%)

360 Simon Property Group, Inc.	66

REITs - Specialized (0.0%)

150	Public Storage			34
	Total Common Stocks (cost: $596)			631
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
8,000	Arbor Realty Trust, Inc., 7.38%* (cost: $200)			205
	EXCHANGE-TRADED FUNDS (0.1%)
2,600	Vanguard REIT ETF (cost: $206)			222
	Total Global Real Estate Equity Securities (cost: $1,002)			1,058
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (57.5%)
	CORPORATE OBLIGATIONS (8.4%)
	Consumer Discretionary (0.2%)
	Department Stores (0.2%)
$400	Neiman Marcus Group Ltd., LLC (e),(f)	4.25%	10/25/2020	324
	Consumer Staples (0.1%)
	Food Retail (0.1%)
300	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25	2/15/2019	254
	Energy (1.2%)
	Oil & Gas Drilling (0.1%)
912	Schahin II Finance Co. SPV Ltd. (a),(g)	5.88	9/25/2023	114
	Oil & Gas Storage & Transportation (1.1%)
650	Enbridge Energy Partners, LP	7.38	10/15/2045	809
650	Energy Transfer Partners, LP	4.05 (h)	11/01/2066	566
630	Enterprise Products Operating, LLC	7.00 (h)	6/01/2067	571
200	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	204
200	Southern Union Co.	4.05 (h)	11/01/2066	172
				2,322
	Total Energy			2,436

7 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (5.4%)

Asset Management & Custody Banks (0.6%)

$350	Ares Capital Corp.	3.63%	1/19/2022	$347
900	Prospect Capital Corp.	5.00	7/15/2019	925
				1,272
	Life & Health Insurance (1.1%)
1,000	Lincoln National Corp.	3.40 (h)	5/17/2066	877
600	Prudential Financial, Inc.	5.63	6/15/2043	647
700	StanCorp Financial Group, Inc.	6.90 (h)	6/01/2067	597
				2,121
	Multi-Line Insurance (0.7%)
438	Glen Meadow Pass-Through Trust (a)	3.16 (h)	2/12/2067	379
1,100	Nationwide Mutual Insurance Co. (a)	3.25 (h)	12/15/2024	1,085
				1,464
	Property & Casualty Insurance (1.8%)
700	Allstate Corp.	5.75	8/15/2053	756
1,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	1,051
750	HSB Group, Inc.	1.93 (h)	7/15/2027	563
600	Ironshore Holdings, Inc. (a)	8.50	5/15/2020	686
700	Oil Insurance Ltd. (a)	3.98 (h)	-(i)	606
				3,662
	Regional Banks (1.2%)
400	Compass Bank	6.40	10/01/2017	410
100	Compass Bank	3.88	4/10/2025	97
1,000	Cullen/Frost Capital Trust II	2.48 (h)	3/01/2034	871
100	First Maryland Capital Trust I	2.02 (h)	1/15/2027	90
1,000	SunTrust Capital I	1.71 (h)	5/15/2027	881
				2,349
	Total Financials			10,868
	Health Care (0.1%)
	Health Care Facilities (0.1%)
300	Community Health Systems, Inc.	6.88	2/01/2022	265
	Industrials (0.2%)
	Airlines (0.1%)
194	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	203
	Electrical Components & Equipment (0.1%)
100	Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	99
	Total Industrials			302
	Real Estate (0.2%)
	Real Estate Development (0.2%)
300	Crescent Communities, LLC & Crescent
	Ventures, Inc. (a)	8.88	10/15/2021	316
	Utilities (1.0%)
	Electric Utilities (0.6%)
324	NextEra Energy Capital Holdings, Inc.	6.65 (h)	6/15/2067	288
300	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	303
550	PPL Capital Funding, Inc.	6.70 (h)	3/30/2067	524
				1,115

Portfolio of Investments | 8

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Multi-Utilities (0.4%)
$950	WEC Energy Group, Inc.	6.25% (h)		5/15/2067	$870
	Total Utilities				1,985
	Total Corporate Obligations (cost: $17,396)				16,750
	CONVERTIBLE SECURITIES (0.5%)
	Materials (0.5%)
	Gold (0.5%)
541	Hycroft Mining Corp., acquired 10/21/2015 -
	12/30/2016; cost $520(c),(d),(j)	15.00	(k)	10/22/2020	790
300	Pretium Resources, Inc. (a)	2.25		3/15/2022	294
					1,084
	Total Materials				1,084
	Total Convertible Securities (cost: $822)				1,084
	EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)
	Energy (0.3%)
	Oil & Gas Storage & Transportation (0.3%)
700	TransCanada PipeLines Ltd.	6.35	(h)	5/15/2067	665
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
250	QBE Capital Funding III Ltd. (a)	7.25		5/24/2041	278
	Materials (0.6%)
	Gold (0.6%)
1,100	Newcrest Finance Property Ltd. (a)	4.45		11/15/2021	1,153
	Total Eurodollar and Yankee Obligations (cost: $1,915)				2,096
	ASSET-BACKED SECURITIES (0.2%)
	Financials (0.2%)
	Asset-Backed Financing (0.2%)
150	Avis Budget Rental Car Funding AESOP, LLC
	(a)	3.75		7/20/2020	149
200	Navient Student Loan Trust	2.28	(h)	8/25/2050	196
					345
	Total Financials				345
	Total Asset-Backed Securities (cost: $322)				345
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
	Financials (0.5%)
	Asset-Backed Financing (0.5%)
67	Sequoia Mortgage Trust	1.68	(h)	9/20/2033	60
899	Structured Asset Mortgage Investments, Inc.	1.28	(h)	7/19/2035	832
58	Wells Fargo Mortgage Backed Securities Trust	3.19	(h)	4/25/2035	55
					947
	Total Financials				947
	Total Collateralized Mortgage Obligations (cost: $975)				947

9 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (3.6%)
	Financials (3.6%)
	Commercial Mortgage-Backed Securities (3.3%)
$317	Banc of America Commercial Mortgage, Inc.	5.00%	7/10/2044	$232
800	Banc of America Commercial Mortgage, Inc.	6.29	2/10/2051	800
1,200	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	1,168
50	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	35
305	Commercial Mortgage Trust	5.38	12/10/2046	305
628	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.96	2/15/2040	593
830	FREMF Mortgage Trust (a)	3.00	8/25/2045	850
467	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	465
225	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	225
60	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	61
1,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.93	4/17/2045	774
801	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	801
100	Morgan Stanley Capital I Trust	5.49	3/12/2044	91
171	Morgan Stanley Capital I Trust	5.49	3/12/2044	171
				6,571
	Interest-Only Commercial Mortgage-Backed Securities (0.3%)
3,241	CSAIL Commercial Mortgage Trust, acquired
	5/18/2016; cost $400(c)	1.00	1/15/2049	374
2,837	UBS Commercial Mortgage Trust, acquired
	11/01/2016; cost $263(a),(c)	2.09	5/10/2045	248
				622
	Total Financials			7,193
	Total Commercial Mortgage Securities (cost: $7,544)			7,193
	U.S. GOVERNMENT AGENCY ISSUES (11.1%)(l)
	Commercial Mortgage-Backed Securities (1.3%)
500	Fannie Mae (+)	2.15	1/25/2023	491
1,000	Freddie Mac (+)	3.51	4/25/2030	1,033
1,100	Freddie Mac (+)	3.33	5/25/2025	1,144
				2,668
	Mortgage-Backed Pass-Through Securities (9.8%)
1,820	Freddie Mac (+)	3.00	4/01/2046	1,808
4,284	Freddie Mac (+)	3.00	6/01/2046	4,257
1,948	Freddie Mac (+)	3.00	9/01/2046	1,936
982	Freddie Mac (+)	3.00	10/01/2046	976
1,974	Freddie Mac (+)	3.00	11/01/2046	1,962
2,700	Freddie Mac (+)	3.00	3/01/2047	2,683
5,893	Freddie Mac (+)	3.50	4/01/2046	6,049
				19,671
	Total U.S. Government Agency Issues (cost: $22,855)			22,339
	U.S. TREASURY SECURITIES (19.7%)(r)
	Bonds (8.1%)
8,700	3.13%, 8/15/2044			8,950
4,000	3.17%, 8/15/2044 (STRIPS Principal)(m)			1,731
2,285	3.00%, 11/15/2044			2,295

Portfolio of Investments | 10

Principal		Market
Amount		Value
(000)	Security	(000)
$300	2.50%, 2/15/2045	$272
3,000	3.00%, 5/15/2045	3,011
		16,259
	Notes (11.6%)
7,600	1.13%, 2/28/2021 (n)	7,418
618	2.00%, 2/15/2023	615
3,300	1.63%, 4/30/2023	3,210
1,500	2.50%, 5/15/2024	1,529
1,500	2.38%, 8/15/2024	1,515
800	2.25%, 11/15/2024	799
6,200	2.25%, 11/15/2025	6,156
2,000	1.63%, 2/15/2026	1,882
		23,124
	Total U.S. Treasury Securities (cost: $39,409)	39,383
Number
of Shares
	EXCHANGE-TRADED FUNDS (12.5%)
7,100	iShares 1-3 Year Credit Bond ETF(b)	747
39,110	iShares Core U.S. Aggregate Bond ETF	4,254
31,100	iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,746
3,900	iShares iBoxx Investment Grade Corporate Bond ETF(o)	462
74,400	PowerShares Fundamental High Yield Corporate Bond Portfolio	1,408
35,500	Vanguard Mortgage-Backed Securities ETF	1,866
10,600	Vanguard Short-Term Bond ETF(b)	845
64,600	Vanguard Short-Term Corporate Bond ETF(b)	5,154
93,100	Vanguard Total Bond Market ETF	7,566
	Total Exchange-Traded Funds (cost: $24,906)	25,048
	Total Bonds (cost: $116,144)	115,185
	MONEY MARKET INSTRUMENTS (4.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(4.2%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (p)
8,307,883	(cost: $8,308)	8,308
	Total Investments (cost: $195,704)	$199,957
Number
of
Contracts
	PURCHASED OPTIONS (0.0%)
10	Put - S&P 500 Index expiring March 31, 2017 at 2200	4
	Total Purchased Options (cost: $49)	$4

11 | USAA Cornerstone Moderately Conservative Fund

				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (q)

LONG FUTURES

Equity Contracts

56	E-mini S&P 500	3/17/2017 $	6,616	$281
112	Euro Stoxx 50	3/17/2017	3,944	31
19	Mini MSCI Emerging Markets Index	3/17/2017	884	49
			11,444	361
	Total Long Futures		$11,444	$361

SHORT FUTURES

Interest Rate Contracts

(17) U.S. Treasury Bond6/21/2017 $ (2,578) $(1)

Equity Contracts

(5) Russell 2000 Mini	3/17/2017	(346)	(2)
Total Short Futures		$(2,924)	$(3)
Total Futures		$8,520	$358

Portfolio of Investments | 12

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$18,435	$	— $	— $	18,435
Preferred Stocks	—		5,164	—	5,164
Exchange-Traded Funds	15,558		—	—	15,558
International Equity Securities:
Common Stocks	577		—	—	577
Exchange-Traded Funds	33,142		—	—	33,142
Precious Metals and Commodity-Related
Securities:
Common Stocks	31		—	5	36
Exchange-Traded Funds	2,494		—	—	2,494
Global Real Estate Equity Securities:
Common Stocks	631		—	—	631
Preferred Stocks	—		205	—	205
Exchange-Traded Funds	222		—	—	222
Bonds:
Corporate Obligations	—		16,750	—	16,750
Convertible Securities	—		294	790	1,084
Eurodollar and Yankee Obligations	—		2,096	—	2,096
Asset-Backed Securities	—		345	—	345
Collateralized Mortgage Obligations	—		947	—	947
Commercial Mortgage Securities	—		7,193	—	7,193
U.S. Government Agency Issues	—		22,339	—	22,339
U.S. Treasury Securities	37,652		1,731	—	39,383
Exchange-Traded Funds	25,048		—	—	25,048
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	8,308		—	—	8,308
Purchased Options	4		—	—	4
Futures	361		—	—	361
Total	$142,463		$57,064	$795	$200,322
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures	$(3)	$	— $	— $	(3)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

		Corporate	Convertible
($ in 000s)	Common Stocks	Obligations	Securities
Balance as of May 31, 2016	$18	$530	$-
Purchases	-	-	57
Sales	-	-	-
Transfers into Level 3	-	-	739
Transfers out of Level 3	-	(530)	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized appreciation/(depreciation) of	(13)	-	(6)
investments

Balance as of February 28, 2017	$5	$-	$790

13 | USAA Cornerstone Moderately Conservative Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Convertible Securities(I)	$-	$(739)	$739
Corporate Obligations(II)	$-	$530	$(530)
Total	$-	$(209)	$209

(I)Transferred from Level 2 to Level 3 due to the unavailability of observable inputs.

(II)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quoted.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	February 28, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$790	Market	Average	$52.00
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	50%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 14

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

15 | USAA Cornerstone Moderately Conservative Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 16

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

17 | USAA Cornerstone Moderately Conservative Fund

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Notes to Portfolio of Investments | 18

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$9,053,000 and $4,845,000, respectively, resulting in net unrealized appreciation of $4,208,000.

19 | USAA Cornerstone Moderately Conservative Fund

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $200,239,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.7% of net assets at February 28, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Notes to Portfolio of Investments | 20

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2017.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $1,417,000, which represented 0.7% of the Fund's net assets.

(d)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $795,000, which represented 0.4% of the Fund's net assets.

21 | USAA Cornerstone Moderately Conservative Fund

(e)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f)At February 28, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $324,000.

(g)At February 28, 2017, the issuer was in default with respect to interest and/or principal payments.

(h)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2017.

(i)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(k)All of the coupon is PIK.

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(n)Securities with a value of $488,000 are segregated as collateral for initial margin requirements on open futures contracts.

(o)At February 28, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(p)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

(q)The contract value of futures purchased and/or sold as a percentage of net assets is 4.3%.

(r)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

*Non-income-producing security.

Notes to Portfolio of Investments | 22

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATE FUND

FEBRUARY 28, 2017

(Form N-Q)

48471 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

February 28, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (22.5%)
	COMMON STOCKS (15.7%)
	Consumer Discretionary (2.0%)
	Advertising (0.1%)
8,950	Omnicom Group, Inc.	$762
	Apparel Retail (0.2%)
9,230	American Eagle Outfitters, Inc.	146
7,270	Buckle, Inc.	144
4,880	Caleres, Inc.	146
10,190	Chico's FAS, Inc.	148
25,300	TJX Companies, Inc.	1,985
		2,569
	Apparel, Accessories & Luxury Goods (0.0%)
8,650	Iconix Brand Group, Inc.*	67
	Auto Parts & Equipment (0.1%)
6,580	American Axle & Manufacturing Holdings, Inc.*	130
1,650	Cooper-Standard Holdings, Inc.*	185
11,570	Gentex Corp.	243
1,760	LCI Industries	190
		748
	Automobile Manufacturers (0.0%)
1,950	Thor Industries, Inc.	216
	Automotive Retail (0.1%)
2,280	Asbury Automotive Group, Inc.*	149
1,900	Group 1 Automotive, Inc.	148
1,500	Lithia Motors, Inc. "A"	143
3,010	Murphy USA, Inc.*	192
6,610	Sonic Automotive, Inc. "A"	143
		775
	Broadcasting (0.1%)
13,450	CBS Corp. "B"	887
	Casinos & Gaming (0.2%)
74,750	MGM Resorts International*	1,965
	Computer & Electronics Retail (0.0%)
5,680	GameStop Corp. "A"	139
12,790	Rent-A-Center, Inc.	111
		250
	Education Services (0.1%)
2,140	Capella Education Co.	163
3,580	DeVry Education Group, Inc.	115
400	Graham Holdings Co. "B"	215
		493

1 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
	General Merchandise Stores (0.1%)
2,860	Big Lots, Inc.	$147
9,400	Target Corp.	552
		699
	Home Furnishings (0.0%)
6,130	Ethan Allen Interiors, Inc.	176
	Home Improvement Retail (0.2%)
17,700	Home Depot, Inc.	2,565
	Homebuilding (0.1%)
23,770	CalAtlantic Group, Inc.	840
4,150	LGI Homes, Inc.*	120
6,630	Toll Brothers, Inc.*	226
14,200	TRI Pointe Group, Inc.*	170
		1,356
	Homefurnishing Retail (0.0%)
5,030	Aaron's, Inc.	137
	Hotels, Resorts & Cruise Lines (0.2%)
8,880	ILG, Inc.	167
1,760	Marriott Vacations Worldwide Corp.	165
21,850	Norwegian Cruise Line Holdings Ltd.*	1,108
5,450	Royal Caribbean Cruises Ltd.	524
		1,964
	Internet & Direct Marketing Retail (0.2%)
3,100	Amazon.com, Inc.*	2,620
	Movies & Entertainment (0.0%)
4,750	Time Warner, Inc.	466
	Publishing (0.0%)
2,920	Meredith Corp.	183
8,090	Time, Inc.	142
		325
	Restaurants (0.1%)
3,880	Cheesecake Factory, Inc.	237
4,320	DineEquity, Inc.	259
15,230	Wendy's Co.	212
		708
	Specialty Stores (0.2%)
5,720	Hibbett Sports, Inc.*	169
24,730	Office Depot, Inc.	103
5,250	Ulta Beauty, Inc.*	1,435
		1,707
	Tires & Rubber (0.0%)
4,220	Cooper Tire & Rubber Co.	171
	Total Consumer Discretionary	21,626
	Consumer Staples (1.4%)
	Agricultural Products (0.2%)
18,650	Bunge Ltd.	1,527
1,970	Ingredion, Inc.	238
		1,765
	Drug Retail (0.3%)
16,680	CVS Health Corp.	1,344
21,730	Walgreens Boots Alliance, Inc.	1,877
		3,221

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Food Distributors (0.0%)
3,480	Spartannash Co.	$121
3,300	United Natural Foods, Inc.*	142
		263
	Household Products (0.1%)
16,760	Procter & Gamble Co.	1,526
	Hypermarkets & Super Centers (0.2%)
37,500	Wal-Mart Stores, Inc.	2,660
	Packaged Foods & Meat (0.2%)
34,100	Blue Buffalo Pet Products, Inc.*	833
12,970	Kraft Heinz Co.	1,187
1,770	Lancaster Colony Corp.	233
2,100	Sanderson Farms, Inc.	200
		2,453
	Soft Drinks (0.3%)
25,100	PepsiCo, Inc.	2,771
	Tobacco (0.1%)
10,250	Altria Group, Inc.	768
3,280	Universal Corp.	222
		990
	Total Consumer Staples	15,649
	Energy (1.0%)
	Integrated Oil & Gas (0.3%)
5,630	Chevron Corp.	633
37,780	Occidental Petroleum Corp.	2,477
		3,110
	Oil & Gas Drilling (0.0%)
6,660	Atwood Oceanics, Inc.*	70
5,560	Rowan Companies plc "A"*	101
		171
	Oil & Gas Equipment & Services (0.1%)
2,480	Dril-Quip, Inc.*	152
16,120	Schlumberger Ltd.	1,296
		1,448
	Oil & Gas Exploration & Production (0.6%)
82,940	Antero Resources Corp.*	1,989
30,550	Cabot Oil & Gas Corp.	669
1,350	Cimarex Energy Co.	170
34,410	ConocoPhillips	1,637
10,950	Denbury Resources, Inc.*	30
13,100	EOG Resources, Inc.	1,270
5,920	WPX Energy, Inc.*	76
		5,841
	Oil & Gas Refining & Marketing (0.0%)
1,760	REX American Resources Corp.*	146
3,060	Western Refining, Inc.	112
		258
	Total Energy	10,828
	Financials (2.7%)
	Asset Management & Custody Banks (0.2%)
48,620	Bank of New York Mellon Corp.	2,292

3 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
	Consumer Finance (0.4%)
2,860	Encore Capital Group, Inc.*	$95
11,970	SLM Corp.*	144
101,582	Synchrony Financial	3,681
1,360	World Acceptance Corp.*	71
		3,991
	Diversified Banks (1.0%)
149,400	Bank of America Corp.	3,687
17,133	Citigroup, Inc.	1,025
42,850	JPMorgan Chase & Co.	3,883
40,240	U.S. Bancorp	2,213
		10,808
	Investment Banking & Brokerage (0.0%)
2,440	Raymond James Financial, Inc.	192
	Life & Health Insurance (0.0%)
1,880	Primerica, Inc.	152
	Property & Casualty Insurance (0.6%)
17,500	Allstate Corp.	1,438
13,530	Chubb Ltd.	1,869
4,820	Employers Holdings, Inc.	181
6,320	First American Financial Corp.	247
14,460	Old Republic International Corp.	300
32,000	Progressive Corp.	1,254
5,330	Selective Insurance Group, Inc.	236
4,790	W.R. Berkley Corp.	340
		5,865
	Regional Banks (0.3%)
3,020	Bank of Hawaii Corp.	255
3,480	East West Bancorp, Inc.	188
7,860	First Financial Bancorp	218
77,810	KeyCorp	1,461
10,460	PNC Financial Services Group, Inc.	1,331
11,700	TCF Financial Corp.	204
		3,657
	Reinsurance (0.1%)
1,700	Everest Re Group Ltd.	400
11,430	Maiden Holdings Ltd.	176
2,490	Reinsurance Group of America, Inc.	324
		900
	Specialized Finance (0.0%)
3,400	CME Group, Inc.	413
	Thrifts & Mortgage Finance (0.1%)
7,160	Homestreet, Inc.*	195
9,340	Provident Financial Services, Inc.	248
3,560	Walker & Dunlop, Inc.*	145
7,590	Washington Federal, Inc.	257
		845
	Total Financials	29,115
	Health Care (2.1%)
	Biotechnology (0.5%)
37,350	AbbVie, Inc.	2,310
4,700	Amgen, Inc.	830
1,930	Biogen, Inc.*	557
19,320	Gilead Sciences, Inc.	1,361
7,790	Myriad Genetics, Inc.*	151

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
900	United Therapeutics Corp.*	$133
		5,342
	Health Care Equipment (0.5%)
6,140	Globus Medical, Inc. "A"*	171
28,130	Hologic, Inc.*	1,142
2,680	Masimo Corp.*	242
39,110	Medtronic plc	3,165
2,960	ResMed, Inc.	213
1,430	Teleflex, Inc.	273
		5,206
	Health Care Facilities (0.0%)
5,130	HealthSouth Corp.	217
10,540	Select Medical Holdings Corp.*	152
		369
	Health Care Services (0.1%)
3,840	Air Methods Corp.*	145
3,180	AMN Healthcare Services, Inc.*	131
1,340	Chemed Corp.	239
3,400	MEDNAX, Inc.*	242
3,930	Tivity Health, Inc.*	114
		871
	Life Sciences Tools & Services (0.2%)
2,700	PAREXEL International Corp.*	175
12,950	Thermo Fisher Scientific, Inc.	2,042
		2,217
	Managed Health Care (0.3%)
16,200	UnitedHealth Group, Inc.	2,679
	Pharmaceuticals (0.5%)
6,270	Allergan plc	1,535
20,090	Johnson & Johnson	2,455
22,110	Merck & Co., Inc.	1,456
11,424	Pfizer, Inc.	390
3,580	Supernus Pharmaceuticals, Inc.*	92
		5,928
	Total Health Care	22,612
	Industrials (1.8%)
	Aerospace & Defense (0.5%)
3,100	B/E Aerospace, Inc.	197
2,910	Boeing Co.	525
2,650	Lockheed Martin Corp.	706
2,320	Moog, Inc. "A"*	157
30,000	Spirit AeroSystems Holdings, Inc. "A"	1,848
1,780	Teledyne Technologies, Inc.*	234
15,700	United Technologies Corp.	1,767
		5,434
	Agricultural & Farm Machinery (0.0%)
5,080	Toro Co.	306
	Air Freight & Logistics (0.1%)
7,750	FedEx Corp.	1,496
	Airlines (0.2%)
7,940	JetBlue Airways Corp.*	159
3,730	SkyWest, Inc.	131
24,280	Southwest Airlines Co.	1,403
		1,693

5 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
	Building Products (0.1%)
14,100	Masco Corp.	$476
	Commercial Printing (0.0%)
3,000	Deluxe Corp.	221
2,018	LSC Communications, Inc.	57
9,453	R.R Donnelley & Sons Co.	159
		437
	Construction & Engineering (0.1%)
30,270	AECOM*	1,101
3,420	EMCOR Group, Inc.	210
8,390	KBR, Inc.	126
		1,437
	Construction Machinery & Heavy Trucks (0.1%)
2,470	Greenbrier Companies, Inc.	104
3,890	Trinity Industries, Inc.	104
6,600	Wabash National Corp.	140
10,800	Wabtec Corp.	865
		1,213
	Diversified Support Services (0.1%)
4,470	Copart, Inc.*	264
4,380	Viad Corp.	207
		471
	Electrical Components & Equipment (0.0%)
2,070	EnerSys	159
2,440	Regal-Beloit Corp.	181
		340
	Environmental & Facilities Services (0.0%)
5,660	Tetra Tech, Inc.	228
	Human Resource & Employment Services (0.0%)
2,080	ManpowerGroup, Inc.	202
	Industrial Conglomerates (0.3%)
8,290	Carlisle Companies, Inc.	856
79,017	General Electric Co.	2,356
		3,212
	Industrial Machinery (0.1%)
4,070	Barnes Group, Inc.	204
2,750	Crane Co.	199
1,470	Nordson Corp.	176
		579
	Office Services & Supplies (0.0%)
5,680	Herman Miller, Inc.	169
	Railroads (0.1%)
9,780	Kansas City Southern	867
	Research & Consulting Services (0.0%)
9,030	Navigant Consulting, Inc.*	210
	Trading Companies & Distributors (0.0%)
2,820	GATX Corp.	164
	Trucking (0.1%)
3,020	Landstar System, Inc.	262
2,270	Old Dominion Freight Line, Inc.	208
		470
	Total Industrials	19,404

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Information Technology (3.6%)

Communications Equipment (0.2%)

69,066	Cisco Systems, Inc.	$2,361
1,880	InterDigital, Inc.	158
3,180	Plantronics, Inc.	170
		2,689
	Data Processing & Outsourced Services (0.5%)
9,650	Convergys Corp.	211
4,850	CSG Systems International, Inc.	191
6,720	MasterCard, Inc. "A"	742
2,850	MAXIMUS, Inc.	170
3,960	NeuStar, Inc. "A"*	131
40,600	Visa, Inc. "A"	3,571
		5,016
	Electronic Equipment & Instruments (0.0%)
5,100	Keysight Technologies, Inc.*	192
	Electronic Manufacturing Services (0.0%)
6,870	Benchmark Electronics, Inc.*	214
6,690	Jabil Circuit, Inc.	171
3,730	Sanmina Corp.*	145
		530
	Internet Software & Services (0.6%)
7,220	Alphabet, Inc. "A"*	6,100
6,980	Facebook, Inc. "A"*	946
		7,046
	IT Consulting & Other Services (0.1%)
1,420	CACI International, Inc. "A"*	178
3,150	Leidos Holdings, Inc.	168
2,180	Science Applications International Corp.	189
		535
	Semiconductor Equipment (0.3%)
3,590	Advanced Energy Industries, Inc.*	223
12,750	Applied Materials, Inc.	462
3,090	Cabot Microelectronics Corp.	214
13,920	Lam Research Corp.	1,650
7,050	Teradyne, Inc.	201
4,560	Xperi Corp.	163
		2,913
	Semiconductors (0.3%)
3,400	Broadcom Ltd.	717
30,430	Maxim Integrated Products, Inc.	1,348
15,800	QUALCOMM, Inc.	893
		2,958
	Systems Software (0.7%)
76,460	Microsoft Corp.	4,892
68,200	Oracle Corp.	2,904
		7,796
	Technology Distributors (0.1%)
2,920	Arrow Electronics, Inc.*	211
5,450	Avnet, Inc.	251
1,330	ePlus, Inc.*	169
3,220	Insight Enterprises, Inc.*	137
1,740	Tech Data Corp.*	151
		919

7 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Hardware, Storage, & Peripherals (0.8%)
42,980	Apple, Inc.	$5,888
72,180	HP, Inc.	1,254
20,440	Western Digital Corp.	1,571
		8,713
	Total Information Technology	39,307
	Materials (0.4%)
	Commodity Chemicals (0.0%)
3,590	AdvanSix, Inc.*	98
	Diversified Chemicals (0.1%)
22,300	Dow Chemical Co.	1,388
	Fertilizers & Agricultural Chemicals (0.0%)
2,850	Scotts Miracle-Gro Co.	258
	Paper Packaging (0.1%)
11,216	Packaging Corp. of America	1,037
5,570	Sonoco Products Co.	297
		1,334
	Paper Products (0.1%)
3,280	Neenah Paper, Inc.	240
4,740	Schweitzer-Mauduit International, Inc.	195
		435
	Specialty Chemicals (0.1%)
3,100	Ecolab, Inc.	384
2,690	Innospec, Inc.	176
4,500	Kraton Corp.*	123
1,810	Minerals Technologies, Inc.	140
5,620	Rayonier Advanced Materials, Inc.	74
2,190	Stepan Co.	166
		1,063
	Steel (0.0%)
2,400	Reliance Steel & Aluminum Co.	203
2,920	Worthington Industries, Inc.	143
		346
	Total Materials	4,922
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
45,570	AT&T, Inc.	1,904
	Utilities (0.5%)
	Electric Utilities (0.3%)
4,210	ALLETE, Inc.	283
10,550	Duke Energy Corp.	871
15,800	Edison International	1,260
9,400	Hawaiian Electric Industries, Inc.	312
10,900	NextEra Energy, Inc.	1,428
		4,154
	Gas Utilities (0.1%)
7,300	South Jersey Industries, Inc.	256
6,080	UGI Corp.	293
		549
	Multi-Utilities (0.1%)
5,430	NorthWestern Corp.	318

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
5,050	Sempra Energy	$557
		875
	Total Utilities	5,578
	Total Common Stocks (cost: $135,483)	170,945
	PREFERRED STOCKS (2.0%)
	Consumer Staples (1.0%)
	Agricultural Products (1.0%)
161,682	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	4,769
58,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a),(b)	6,012
		10,781
	Total Consumer Staples	10,781
	Energy (0.4%)
	Oil & Gas Exploration & Production (0.3%)
4,900	Chesapeake Energy Corp., 5.75%, perpetual(a)	3,142
	Oil & Gas Storage & Transportation (0.1%)
1,550	Kinder Morgan G.P., Inc., 4.95%, cumulative redeemable(a)	1,398
	Total Energy	4,540
	Financials (0.4%)
	Life & Health Insurance (0.4%)
167,198	Delphi Financial Group, Inc., 7.38%, cumulative redeemable(b)	3,893
	Reinsurance (0.0%)
1,500	American Overseas Group Ltd., 7.50%, non-cumulative, perpetual*(c),(d)	300
	Total Financials	4,193
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
112,000	Qwest Corp., 6.50%	2,743
	Total Preferred Stocks (cost: $23,010)	22,257
	EXCHANGE-TRADED FUNDS (4.8%)
68,200	iShares Core S&P 500 ETF	16,234
58,830	iShares Russell 2000 ETF	8,109
19,100	Vanguard Mid-Cap ETF	2,667
66,990	Vanguard S&P 500 ETF	14,541
82,980	Vanguard Total Stock Market ETF	10,107
	Total Exchange-Traded Funds (cost: $47,364)	51,658
	Total U.S. Equity Securities (cost: $205,857)	244,860
	INTERNATIONAL EQUITY SECURITIES (21.3%)
	COMMON STOCKS (0.4%)
	Consumer Discretionary (0.2%)
	Auto Parts & Equipment (0.2%)
45,500	Magna International, Inc.	1,950

9 | USAA Cornerstone Moderate Fund

Market
Number	Value
of Shares Security	(000)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

26,900	XL Group Ltd.	$1,089
	Reinsurance (0.0%)
2,970	RenaissanceRe Holdings Ltd.	438
	Total Financials	1,527
	Information Technology (0.0%)
	Semiconductors (0.0%)
4,200	NXP Semiconductors N.V.*	432
	Telecommunication Services (0.1%)
	Wireless Telecommunication Services (0.1%)
30,650	Vodafone Group plc ADR	779
	Total Common Stocks (cost: $4,482)	4,688

EXCHANGE-TRADED FUNDS (20.9%)

604,960	iShares Core MSCI EAFE ETF	33,975
612,500	iShares Core MSCI Emerging Markets ETF	28,273
1,002,200	iShares Currency Hedged MSCI EAFE ETF	26,869
236,200	iShares Edge MSCI Minimum Volatility EAFE ETF	15,185
127,500	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6,593
278,280	iShares MSCI Canada Fund ETF	7,427
224,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	8,752
597,600	PowerShares FTSE RAFI Emerging Markets Portfolio	11,826
38,600	Schwab Fundamental Emerging Markets Large Co. Index ETF	1,001
1,028,500	Schwab Fundamental International Large Co. Index ETF	26,751
100,500	Schwab Fundamental International Small Co. Index ETF	3,012
34,497	SPDR S&P Emerging Markets SmallCap ETF	1,519
161,120	Vanguard FTSE All-World ex-US ETF	7,507
813,000	Vanguard FTSE Developed Markets ETF	31,122
254,640	Vanguard FTSE Emerging Markets ETF	9,852
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund	2,593
223,351	WisdomTree India Earnings Fund	5,061
	Total Exchange-Traded Funds (cost: $222,260)	227,318
	Total International Equity Securities (cost: $226,742)	232,006
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.1%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
110,164	Hycroft Mining Corp.*(c),(d)	22
8,800	Newmont Mining Corp.	301
		323
	Total Gold (cost: $4,280)	323
	EXCHANGE-TRADED FUNDS (1.1%)
65,300	First Trust Global Tactical Commodity Strategy Fund*	1,344
69,416	iShares Silver Trust*	1,206
114,500	PowerShares DB Commodity Index Tracking Fund*	1,800
141,800	United States Commodity Index Fund*	5,686
81,400	VanEck Vectors Gold Miners ETF	1,860
	Total Exchange-Traded Funds (cost: $13,289)	11,896
	Total Precious Metals and Commodity-Related Securities (cost: $17,569)	12,219

Portfolio of Investments | 10

				Market
Number				Value
of Shares	Security			(000)
	GLOBAL REAL ESTATE EQUITY SECURITIES (0.9%)
	COMMON STOCKS (0.4%)
	REITs - Mortgage (0.2%)
143,137	Annaly Capital Management, Inc.			$1,589
107,400	Two Harbors Investment Corp.			998
				2,587
	REITs - Office (0.1%)
3,380	Boston Properties, Inc.			470
	REITs - Retail (0.1%)
2,950	Simon Property Group, Inc.			544
	REITs - Specialized (0.0%)
1,200	Public Storage			273
	Total Common Stocks (cost: $3,717)			3,874
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
24,000	Arbor Realty Trust, Inc., 7.38%* (cost: $600)			615
	EXCHANGE-TRADED FUNDS (0.4%)
56,400	Vanguard REIT ETF (cost: $4,667)			4,809
	Total Global Real Estate Equity Securities (cost: $8,984)			9,298
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (50.1%)
	CORPORATE OBLIGATIONS (9.2%)
	Consumer Discretionary (0.1%)
	Department Stores (0.1%)
$1,600	Neiman Marcus Group Ltd., LLC (e),(f)	4.25%	10/25/2020	1,295
	Consumer Staples (0.1%)
	Food Retail (0.1%)
1,200	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25	2/15/2019	1,017
	Energy (1.2%)
	Oil & Gas Drilling (0.0%)
1,407	Schahin II Finance Co. SPV Ltd. (a),(g)	5.88	9/25/2023	176
	Oil & Gas Storage & Transportation (1.2%)
2,950	Enbridge Energy Partners, LP	7.38	10/15/2045	3,671
3,200	Energy Transfer Partners, LP	4.05 (h)	11/01/2066	2,784
3,140	Enterprise Products Operating, LLC (b)	7.00 (h)	6/01/2067	2,848

11 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,500	Enterprise TE Partners	7.00% (h)	6/01/2067	$2,268
800	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	817
1,000	Southern Union Co. (b)	4.05 (h)	11/01/2066	860
				13,248
	Total Energy			13,424

Financials (6.6%)

Asset Management & Custody Banks (0.7%)

1,600	Ares Capital Corp.	3.63	1/19/2022	1,587
6,000	Prospect Capital Corp.	5.00	7/15/2019	6,164
				7,751
	Life & Health Insurance (0.9%)
3,600	Lincoln National Corp. (b)	3.40 (h)	5/17/2066	3,156
2,800	Prudential Financial, Inc.	5.63	6/15/2043	3,018
4,000	StanCorp Financial Group, Inc. (b)	6.90 (h)	6/01/2067	3,413
				9,587
	Multi-Line Insurance (0.7%)
2,152	Glen Meadow Pass-Through Trust (a),(b)	3.16 (h)	2/12/2067	1,861
5,670	Nationwide Mutual Insurance Co. (a),(b)	3.25 (h)	12/15/2024	5,597
				7,458
	Multi-Sector Holdings (0.3%)
3,000	BNSF Funding Trust I (b)	6.61	12/15/2055	3,427
	Property & Casualty Insurance (2.2%)
3,200	Allstate Corp.	5.75	8/15/2053	3,458
5,800	AmTrust Financial Services, Inc.	6.13	8/15/2023	6,094
4,875	HSB Group, Inc. (b)	1.93 (h)	7/15/2027	3,658
4,530	Ironshore Holdings, Inc. (a),(b)	8.50	5/15/2020	5,181
3,650	Oil Insurance Ltd. (a),(b)	3.98 (h)	-(i)	3,157
2,500	Travelers Companies, Inc. (b)	6.25 (h)	3/15/2067	2,500
				24,048
	Regional Banks (1.7%)
1,000	Allfirst Preferred Capital Trust (b)	2.52 (h)	7/15/2029	936
600	Compass Bank	6.40	10/01/2017	615
2,000	Compass Bank	3.88	4/10/2025	1,944
4,000	Cullen/Frost Capital Trust II (b)	2.48 (h)	3/01/2034	3,483
2,850	First Maryland Capital Trust I (b)	2.02 (h)	1/15/2027	2,583
2,000	Huntington Capital Trust II "B" (b)	1.59 (h)	6/15/2028	1,698
2,000	Manufacturers & Traders Trust Co. (b)	1.57 (h)	12/01/2021	1,955
6,000	SunTrust Capital I (b)	1.71 (h)	5/15/2027	5,287
				18,501
	Reinsurance (0.1%)
1,500	Alterra USA Holdings Ltd. (a),(j)	7.20	4/14/2017	1,508
	Total Financials			72,280
	Health Care (0.1%)
	Health Care Facilities (0.1%)
1,000	Community Health Systems, Inc.	6.88	2/01/2022	883
	Industrials (0.1%)
	Airlines (0.0%)
353	America West Airlines, Inc. Pass-Through Trust
	(INS)(b)	7.93	7/02/2020	375
	Electrical Components & Equipment (0.1%)
500	Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	492

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Total Industrials			$867

Real Estate (0.2%)

Real Estate Development (0.1%)

$630	Crescent Communities, LLC & Crescent
	Ventures, Inc. (a)	8.88%		10/15/2021	662
	REITs - Health Care (0.1%)
1,000	Care Capital Properties Co.	5.13		8/15/2026	981
	Total Real Estate				1,643
	Utilities (0.8%)
	Electric Utilities (0.5%)
1,750	NextEra Energy Capital Holdings, Inc. (b)	6.65	(h)	6/15/2067	1,554
2,150	NextEra Energy Capital Holdings, Inc. (b)	7.30		9/01/2067	2,174
2,312	PPL Capital Funding, Inc. (b)	6.70	(h)	3/30/2067	2,202
					5,930
	Multi-Utilities (0.3%)
3,400	WEC Energy Group, Inc. (b)	6.25	(h)	5/15/2067	3,115
	Total Utilities				9,045
	Total Corporate Obligations (cost: $96,619)				100,454
	CONVERTIBLE SECURITIES (0.2%)
	Materials (0.2%)
	Gold (0.2%)
284	Hycroft Mining Corp. (c),(d),(k)	15.00	(r)	10/22/2020	415
1,500	Pretium Resources, Inc. (a)	2.25		3/15/2022	1,471
					1,886
	Total Materials				1,886
	Total Convertible Securities (cost: $1,761)				1,886
	EURODOLLAR AND YANKEE OBLIGATIONS (1.1%)
	Energy (0.3%)
	Oil & Gas Storage & Transportation (0.3%)
3,344	TransCanada PipeLines Ltd. (b)	6.35	(h)	5/15/2067	3,177
600	TransCanada Trust	5.63		5/20/2075	626
					3,803
	Total Energy				3,803
	Financials (0.4%)
	Property & Casualty Insurance (0.4%)
3,430	QBE Capital Funding III Ltd. (a),(b)	7.25		5/24/2041	3,820
	Materials (0.4%)
	Gold (0.4%)
4,285	Newcrest Finance Property Ltd. (a)	4.45		11/15/2021	4,490
	Total Eurodollar and Yankee Obligations (cost: $11,140)				12,113

13 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	ASSET-BACKED SECURITIES (0.3%)
	Financials (0.3%)
	Asset-Backed Financing (0.3%)
$500	Avis Budget Rental Car Funding AESOP, LLC
	(a)	3.75%	7/20/2020	$497
950	Navient Student Loan Trust	2.28 (h)	8/25/2050	932
2,000	SLC Student Loan Trust (b)	1.47 (h)	7/15/2036	1,798
487	SLM Student Loan Trust (b)	1.59 (h)	10/25/2065	444
				3,671
	Total Financials			3,671
	Total Asset-Backed Securities (cost: $3,239)			3,671
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
	Financials (0.3%)
336	Sequoia Mortgage Trust	1.68 (h)	9/20/2033	299
2,606	Structured Asset Mortgage Investments, Inc.	1.28 (h)	7/19/2035	2,412
342	Wells Fargo Mortgage Backed Securities Trust	3.19 (h)	4/25/2035	324
	Total Financials			3,035
	Total Collateralized Mortgage Obligations (cost: $3,130)			3,035
	COMMERCIAL MORTGAGE SECURITIES (3.5%)
	Financials (3.5%)
	Commercial Mortgage-Backed Securities (3.2%)
1,000	Banc of America Commercial Mortgage, Inc. (b)	5.00	11/10/2042	806
2,568	Banc of America Commercial Mortgage, Inc. (b)	5.00	7/10/2044	1,879
4,000	Banc of America Commercial Mortgage, Inc. (b)	6.29	2/10/2051	4,001
2,000	BCRR Trust (a),(b)	5.86	7/17/2040	2,003
4,034	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	3,926
400	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	276
2,818	Commercial Mortgage Loan Trust (b)	6.09	12/10/2049	1,787
763	Commercial Mortgage Trust	5.38	12/10/2046	763
155	Commercial Mortgage Trust (a),(b)	5.54	12/11/2049	155
5,469	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.96	2/15/2040	5,163
4,200	FREMF Mortgage Trust (a)	3.00	8/25/2045	4,303
275	GE Capital Commercial Mortgage Corp. (b)	5.61	12/10/2049	275
300	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	305
500	GMAC Commercial Mortgage Securities, Inc. (b)	4.98	12/10/2041	516
547	GMAC Commercial Mortgage Securities, Inc. (b)	4.81	5/10/2043	505
4,500	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.93	4/17/2045	3,482
2,003	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.37	5/15/2047	2,002
1,500	ML-CFC Commercial Mortgage Trust (b)	5.00	8/12/2049	1,508
460	ML-CFC Commercial Mortgage Trust (b)	5.86	9/12/2049	469
800	Morgan Stanley Capital I Trust	5.49	3/12/2044	725
				34,849
	Interest-Only Commercial Mortgage-Backed Securities (0.3%)
15,360	CSAIL Commercial Mortgage Trust (c)	1.00	1/15/2049	1,771
13,197	UBS Commercial Mortgage Trust (a),(c)	2.09	5/10/2045	1,154
	Total Interest-Only Commercial Mortgage-Backed Securities			2,925
	Total Financials			37,774
	Total Commercial Mortgage Securities (cost: $40,496)			37,774

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (6.9%)(l)

Commercial Mortgage-Backed Securities (2.0%)

$2,250	Fannie Mae (+)	2.15%	1/25/2023	$2,212
5,200	Freddie Mac (+)	3.33	5/25/2025	5,406
5,000	Freddie Mac (+)	3.51	4/25/2030	5,166
8,300	Freddie Mac (+)	3.00	12/25/2025	8,420
				21,204
	Mortgage-Backed Pass-Through Securities (4.9%)
4,000	Fannie Mae (+)	4.00	11/01/2045	4,209
8,826	Freddie Mac (+)	3.00	4/01/2046	8,772
12,375	Freddie Mac (+)	3.00	6/01/2046	12,298
9,669	Freddie Mac (+)	3.00	8/01/2046	9,609
8,000	Freddie Mac (+)	3.00	3/01/2047	7,950
10,269	Freddie Mac (+)	3.50	4/01/2046	10,539
				53,377
	Total U.S. Government Agency Issues (cost: $75,996)			74,581

U.S. TREASURY SECURITIES (16.2%)

Bonds (8.3%)(s)

250	3.18%, 8/15/2044 (STRIPS Principal)(m)	108
44,100	3.13%, 8/15/2044	45,370
6,000	3.00%, 11/15/2044	6,025
38,200	3.00%, 5/15/2045	38,340
		89,843
	Inflation-Indexed Notes (1.0%)
11,205	0.13%, 4/15/2021	11,369
	Notes (6.9%)(s)
28,500	1.13%, 2/28/2021(n)	27,816
17,000	1.63%, 4/30/2023	16,535
2,000	2.25%, 11/15/2024	1,998
5,000	2.25%, 11/15/2025	4,964
25,000	1.63%, 2/15/2026	23,524
		74,837
	Total U.S. Treasury Securities (cost: $175,653)	176,049
Number
of Shares
	EXCHANGE-TRADED FUNDS (12.4%)
62,400	iShares 1-3 Year Credit Bond ETF	6,568
172,480	iShares Core U.S. Aggregate Bond ETF	18,761
106,100	iShares iBoxx $ High Yield Corporate Bond ETF	9,368
21,200	iShares iBoxx Investment Grade Corporate Bond ETF	2,514
593,500	PowerShares Fundamental High Yield Corporate Bond Portfolio	11,229
259,000	Vanguard Mortgage-Backed Securities ETF	13,613
57,300	Vanguard Short-Term Bond ETF	4,568
669,600	Vanguard Short-Term Corporate Bond ETF	53,421
179,100	Vanguard Total Bond Market ETF	14,555
	Total Exchange-Traded Funds (cost: $134,135)	134,597
	Total Bonds (cost: $542,169)	544,160

15 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (4.0%)

COMMERCIAL PAPER (0.7%)

Financials (0.7%)

Asset-Backed Financing (0.7%)

$2,000	Gotham Fdg Corp. (a),(o)	0.70%	3/09/2017	$1,999
2,000	LMA Americas, LLC (a),(o)	0.75	3/08/2017	2,000
2,000	Nieuw Amsterdam Receivables (a),(o)	0.79	3/17/2017	1,999
2,000	Victory Receivables Corp. (a),(o)	0.74	3/07/2017	2,000
				7,998
	Total Financials			7,998
	Total Commercial Paper			7,998

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.3%)

35,512,623 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (p)	35,513
Total Money Market Instruments (cost: $43,511)	43,511
Total Investments (cost: $1,044,832)	$1,086,054

Number of Contracts

PURCHASED OPTIONS (0.0%)

60 Put - S&P 500 Index expiring March 31, 2017 at 2200			$24
Total Purchased Options (cost: $292)			$24
		Unrealized
Expiration	Contract	Appreciation/
		(Depreciation)
Date	Value (000)	(000)

FUTURES (q)

LONG FUTURES

Equity Contracts

684	Euro Stoxx 50	03/17/2017 $	24,086	$184
185	Mini MSCI Emerging Markets Index	03/17/2017	8,610	482
291	E-mini S&P 500	03/17/2017	34,379	1,415
	Total Long Futures		$67,075	$2,081

Portfolio of Investments | 16

				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts	Security	Date	Value (000)	(000)

SHORT FUTURES

Interest Rate Contracts

(148) U.S. Treasury Bond06/21/2017 $ (22,445) $(6)

Equity Contracts

(44) Russell 2000 Mini	03/17/2017	(3,047)	(35)
Total Short Futures		(25,492)	(41)
Total Futures		$41,583	$2,040
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks	$170,945	$	— $		—$	170,945
Preferred Stocks	—		21,957		300	22,257
Exchange-Traded Funds	51,658		—		—	51,658
International Equity Securities:
Common Stocks	4,688		—		—	4,688
Exchange-Traded Funds	227,318		—		—	227,318
Precious Metals and Commodity-Related
Securities:
Common Stocks	301		—		22	323
Exchange-Traded Funds	11,896		—		—	11,896
Global Real Estate Equity Securities:
Common Stocks	3,874		—		—	3,874
Preferred Stocks	—		615		—	615
Exchange-Traded Funds	4,809		—		—	4,809
Bonds:
Corporate Obligations	—		100,454		—	100,454
Convertible Securities	—		1,471		415	1,886
Eurodollar and Yankee Obligations	—		12,113		—	12,113
Asset-Backed Securities	—		3,671		—	3,671
Collateralized Mortgage Obligations	—		3,035		—	3,035
Commercial Mortgage Securities	—		37,774		—	37,774
U.S. Government Agency Issues	—		74,581		—	74,581
U.S. Treasury Securities	175,941		108		—	176,049
Exchange-Traded Funds	134,597		—		—	134,597
Money Market Instruments:
Commercial Paper	—		7,998		—	7,998
Government & U.S. Treasury Money Market
Funds	35,513		—		—	35,513
Purchased Options	24		—		—	24
Futures(1)	2,081		—		—	2,081
Total	$823,645		$263,777		$737	$1,088,159
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)	$(41)	$	— $		— $	(41)

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

17 | USAA Cornerstone Moderate Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common	Preferred	Convertible	Corporate
($ in 000s)	Stocks	Stocks	Securities	Obligations
Balance as of May 31, 2016	$83	$375	$-	$3,449
Purchases	-	-	30	-
Sales	-	-	-	-
Transfers into Level 3	-	-	388	-
Transfers out of Level 3	-	-	-	(3,449)
Net realized gain (loss) on investments	-	-	-	(1,000)
Change in net unrealized	(61)	(75)	(3)	1,000
appreciation/(depreciation) of investments

Balance as of February 28, 2017	$22	$300	$415	$-

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Convertible Securities(I)	$-	$(388)	$388
Corporate Obligations(II)	$-	$3,449	$(3,449)
Total	$-	$3,061	$(3,061)

(I)Transferred from Level 2 to Level 3 due to the unavailability of observable inputs.

(II)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quoted.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	February 28, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$415	Market	Average	$52.00
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	50%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

19 | USAA Cornerstone Moderate Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 20

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

21 | USAA Cornerstone Moderate Fund

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Notes to Portfolio of Investments | 22

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$64,581,000 and $23,627,000, respectively, resulting in net unrealized appreciation of $40,954,000.

23 | USAA Cornerstone Moderate Fund

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,087,406,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.0% of net assets at February 28, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Notes to Portfolio of Investments | 24

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

25 | USAA Cornerstone Moderate Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2017.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $3,662,000, which represented 0.3% of the Fund's net assets.

(d)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $737,000, which represented 0.1% of the Fund's net assets.

(e)At February 28, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $1,295,000.

(f)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(g)At February 28, 2017, the issuer was in default with respect to interest and/or principal payments.

(h)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2017.

(i)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)At February 28, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(k)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

Notes to Portfolio of Investments | 26

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(n)Securities with a value of $1,952,000 are segregated as collateral for initial margin requirements on open futures contracts.

(o)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(p)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

(q)The contract value of futures purchased and/or sold as a percentage of net assets is 3.8%.

(r)All of the coupon is PIK.

(s)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

*Non-income-producing security.

27 | USAA Cornerstone Moderate Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA EMERGING MARKETS FUND

FEBRUARY 28, 2017

(Form N-Q)

48477 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.2%)

COMMON STOCKS (96.2%)

Consumer Discretionary (12.7%)

Advertising (0.4%)

28,611	Innocean Worldwide, Inc.	$1,544
845,828	ITE Group plc	1,645
		3,189
	Apparel, Accessories & Luxury Goods (0.6%)
26,624,000	Bosideng International Holdings Ltd.(a)	2,366
564,600	Samsonite International S.A.	1,713
215,000	Shenzhou International Group	1,285
		5,364
	Auto Parts & Equipment (1.8%)
229,000	Global PMX Co. Ltd.(b)	1,093
438,936	Hota Industrial Manufacturing Co. Ltd.(b)	1,973
48,927	Hyundai Mobis Co. Ltd.	11,034
3,591	Mando Corp.	843
1,423,000	Nexteer Automotive Group Ltd.	1,837
		16,780
	Automobile Manufacturers (2.7%)
6,803,791	Brilliance China Automotive Holdings Ltd.	10,693
2,712,000	Dongfeng Motor Group Co. Ltd. "H"	3,218
72,060	KIA Motors Corp.	2,438
206,411	Tata Motors Ltd. ADR	6,933
171,697	Tofas T÷�rk Otomobil Fabrikasi A.S.	1,282
		24,564
	Cable & Satellite (0.2%)
286,970	Cyfrowy Polsat S.A.*	1,635
434,533	Dish TV India Ltd.*	628
		2,263
	Casinos & Gaming (0.2%)
3,294,000	NagaCorp Ltd.	1,799
	Consumer Electronics (0.2%)
2,453,000	Q Technology Group Co. Ltd.*	1,801
	Department Stores (0.6%)
2,339,500	Lifestyle China Group Ltd.*	594
2,064,500	Lifestyle International Holdings Ltd.	2,691
18,639,200	Ramayana Lestari Sentosa Tbk PT	1,831
		5,116
	Education Services (1.9%)
560,500	Estacio Participacoes S.A.(b)	2,697
374,100	Kroton Educacional S.A.(b)	1,642

1 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
234,649	New Oriental Education & Technology Group, Inc. ADR*	$11,359
272,600	Ser Educacional S.A.(b)	1,645
		17,343
	Footwear (0.2%)
186,400	Alpargatas S.A.(b)	708
332,000	Yue Yuen Industrial Holdings Ltd.	1,236
		1,944
	Homebuilding (0.0%)
1,496,390	URBI, Desarrollos Urbanos, S.A. de C.V.*(c)	361
	Hotels, Resorts & Cruise Lines (0.4%)
245,200	CVC Brasil Operadora e Agencia de Viagens S.A.(b)	2,246
56,440	Modetour Network, Inc.	1,747
		3,993
	Household Appliances (0.2%)
557,000	Basso Industry Corp.(b)	1,599
	Internet & Direct Marketing Retail (0.1%)
935,000	Cogobuy Group*	1,322
	Leisure Facilities (0.1%)
4,557,662	DXB Entertainments PJSC*	1,340
	Motorcycle Manufacturers (0.6%)
130,914	Bajaj Auto Ltd.	5,398
	Movies & Entertainment (0.2%)
5,646,000	mm2 Asia Ltd.*	1,954
	Restaurants (0.7%)
563,000	Alsea S.A.B. de C.V.	1,584
238,281	Arcos Dorados Holdings, Inc. "A"*	1,477
1,024,000	International Meal Co. Alimentacao SA*(b)	1,935
375,940	Jollibee Foods Corp.	1,511
		6,507
	Specialty Stores (0.7%)
2,827,400	Chow Tai Fook Jewellery Group Ltd.	2,579
869,000	Luk Fook Holdings International Ltd.	2,524
147,360	PC Jeweller Ltd.	826
		5,929
	Textiles (0.9%)
1,806,000	Best Pacific International Holdings Ltd. "H"	1,389
403,705	Himatsingka Seide Ltd.	2,136
723,442	Swan Energy Ltd.	1,707
546,000	Taiwan Paiho Ltd.(b)	1,639
1,769,000	Weiqiao Textile Co. Ltd. "H"	1,253
		8,124
	Total Consumer Discretionary	116,690
	Consumer Staples (5.0%)
	Brewers (0.6%)
991,100	Ambev S.A. ADR	5,639
	Food Retail (1.2%)
36,515	GS Retail Co. Ltd.	1,699
305,081	X5 Retail Group N.V. GDR*	9,244
		10,943
	Household Products (0.5%)
2,372,000	Kimberly-Clark de Mexico S.A. de C.V. "A"	4,480

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Hypermarkets & Super Centers (0.6%)
272,225	Cia Brasileira de Distribuicao(b)	$4,945
	Packaged Foods & Meat (1.1%)
71,036	Adecoagro S.A.*	833
20,951	Binggrae Co. Ltd.*	1,232
402,253	CCL Products India Ltd.	2,074
798,079	Kwality Ltd.	1,888
529,000	Malee Group PCL NVDR	1,553
1,386,436	Marfrig Global Foods S.A.*(b)	2,784
		10,364
	Personal Products (0.4%)
46,171	CLIO Cosmetics Co. Ltd.	1,650
283,500	Natura Cosmeticos S.A.(b)	2,331
		3,981
	Tobacco (0.6%)
56,586	KT&G Corp.	5,129
	Total Consumer Staples	45,481
	Energy (7.8%)
	Coal & Consumable Fuels (0.8%)
2,776,500	China Shenhua Energy Co. Ltd. "H"	5,808
988,200	United Tractors Tbk PT	1,827
		7,635
	Integrated Oil & Gas (3.9%)
585,169	Galp Energia SGPS S.A.	8,611
579,622	Gazprom PAO ADR	2,585
669,588	Gazprom PAO ADR	2,987
203,433	Lukoil PJSC ADR	10,756
98,500	Petroleo Brasileiro S.A.*(b)	465
511,035	YPF S.A. ADR	10,604
		36,008
	Oil & Gas Equipment & Services (0.1%)
5,492,000	Hilong Holding Ltd.	1,146
	Oil & Gas Exploration & Production (2.2%)
7,318,000	CNOOC Ltd.	8,654
85,056	NovaTek OAO GDR	11,015
		19,669
	Oil & Gas Refining & Marketing (0.8%)
192,310	Reliance Industries Ltd. GDR	7,096
	Total Energy	71,554
	Financials (24.1%)
	Consumer Finance (0.8%)
405,500	Aeon Credit Service M Berhad	1,434
32,445	Kruk S.A.	1,955
2,313,000	Muangthai Leasing PCL NVDR	2,088
590,400	Unifin Financiera, S.A.P.I. DE C.V., SOFOM, E.N.R.	1,335
		6,812
	Diversified Banks (20.5%)
24,293,653	Agricultural Bank of China Ltd. "H"	11,203
704,531	Akbank T.A.S.	1,682
354,301	Axis Bank Ltd. GDR	13,499
1,057,695	Banco do Brasil S.A.(b)	11,228
33,600	Banco Latinoamericano de Exportaciones S.A. "E"	945
189,776	Bancolombia S.A. ADR	7,088

3 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
521,700	Bangkok Bank Public Co. Ltd. NVDR	$2,653
7,926,495	Bank Mandiri (Persero) Tbk PT	6,716
16,140,600	Bank Rakyat Indonesia (Persero) Tbk PT	14,463
48,698	BGEO Group plc	1,695
15,291,000	China Construction Bank Corp. "H"	12,587
881,813	Commercial International Bank GDR	3,951
51,400	Credicorp Ltd.	8,461
124,220	Erste Group Bank AG	3,614
255,570	Grupo Aval Acciones Y Valores ADR	1,999
390,965	Grupo Aval Acciones Y Valores S.A.	152
1,229,600	Grupo Financiero Banorte S.A. "O"	6,119
55,824	Hana Financial Group, Inc.	1,740
1,439,964	ICICI Bank Ltd. ADR	11,808
4,304,900	Jasmine Broadband Internet Infrastructure Fund(d)	1,418
294,100	Kasikornbank PCL NVDR	1,613
20,295	KB Financial Group, Inc.	842
1,010,490	Metropolitan Bank & Trust Co.	1,630
236,429	OTP Bank plc	6,868
8,136,300	Sberbank of Russia PJSC(d)	21,809
273,471	Sberbank of Russia PJSC ADR	2,995
246,920	Shinhan Financial Group Co. Ltd.	10,198
464,018	Standard Bank Group Ltd.	5,066
2,907,997	Turkiye Garanti Bankasi A.S.	6,888
2,406,588	Turkiye Is Bankasi "C"	4,186
1,695,348	Turkiye Vakiflar Bankasi T.A.O. "D"	2,469
		187,585
	Insurance Brokers (0.2%)
397,300	FPC Par Corretora De Seguros S.A.(b)	2,003
	Life & Health Insurance (1.7%)
675,253	Hanwha Life Insurance Co. Ltd.*	3,887
2,253,500	Ping An Insurance (Group) Co. of China Ltd. "H"	12,018
		15,905
	Multi-Line Insurance (0.2%)
4,647,600	Tune Protect Group Berhad	1,403
	Multi-Sector Holdings (0.5%)
3,554,000	First Pacific Co. Ltd.	2,610
216,110	Haci Omer Sabanci Holdings A.S.	598
12,038,900	Metro Pacific Investments Corp.	1,630
		4,838
	Regional Banks (0.2%)
11,666,400	Bank Tabungan Negara Persero Tbk PT	1,872
	Total Financials	220,418
	Health Care (3.7%)
	Biotechnology (0.2%)
4,528	Medy-Tox, Inc.	1,647
	Health Care Facilities (0.5%)
16,194,800	Chularat Hospital PCL NVDR	1,188
465,564	HealthCare Global Enterprises Ltd.*	1,649
7,594,800	Mitra Keluarga Karyasehat Tbk PT	1,452
		4,289
	Health Care Supplies (0.3%)
375,000	Bioteque Corp.(b)	1,533
50,142	INTEROJO Co. Ltd.	1,645
		3,178
	Pharmaceuticals (2.7%)
901,297	Aurobindo Pharma Ltd.	9,159

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
1,673,000	China Animal Healthcare Ltd.*(a),(d)	$280
4,136,000	China Medical System Holdings Ltd.	6,735
546,125	Glenmark Pharmaceuticals Ltd.	7,555
539,817	Suven Life Sciences Ltd.	1,389
		25,118
	Total Health Care	34,232

Industrials (6.4%)

Aerospace & Defense (1.4%)

1,868,520	Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,779
222,265	Embraer S.A. ADR	5,132
		12,911
	Air Freight & Logistics (0.1%)
633,000	Kerry TJ Logistics Co. Ltd.(b)	908
	Building Products (0.1%)
22,093,000	Arwana Citramulia Tbk PT	716
	Construction & Engineering (1.5%)
8,186,000	Adhi Karya Persero Tbk PT	1,307
6,253,713	China State Construction International Holdings Ltd.	10,231
882,829	KEC International Ltd.	2,198
		13,736
	Construction Machinery & Heavy Trucks (0.1%)
68,916	China Yuchai International Ltd.	1,101
	Diversified Support Services (0.2%)
968,675	Blue Label Telecoms Ltd.	1,372
	Electrical Components & Equipment (0.1%)
112,921	Vitzrocell Co. Ltd.	1,338
	Highways & Railtracks (0.9%)
1,389,500	CCR S.A.(b)	8,065
	Industrial Conglomerates (0.9%)
157,436	Bidvest Group Ltd.	1,860
326,480	Koc Holding A.S. ADR	6,644
		8,504
	Industrial Machinery (0.2%)
252,000	Hiwin Technologies Corp.(b)	1,609
	Trucking (0.9%)
9,445	CJ Korea Express Corp.*	1,441
557,880	Localiza Rent a Car S.A.(b)	6,898
		8,339
	Total Industrials	58,599
	Information Technology (25.4%)
	Communications Equipment (0.2%)
460,425	Wistron NeWeb Corp.(b)	1,345
	Data Processing & Outsourced Services (1.1%)
896,284	Cielo S.A. ADR	7,775
3,868,500	My E.G. Services Berhad	1,420
35,179	NICE Information & Telecommunication, Inc.	856
		10,051
	Electronic Components (1.9%)
550,000	Flexium Interconnect, Inc.(b)	1,692
70,406	Largan Precision Co. Ltd.(b)	10,457
15,032	LG Innotek Co. Ltd.	1,595

5 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
617,000	SINBON Electronics Co. Ltd.(b)	$1,472
7,380,000	Tongda Group Holdings Ltd.	2,481
		17,697
	Electronic Equipment & Instruments (0.3%)
4,194,000	Wasion Group Holdings Ltd.	2,258
	Electronic Manufacturing Services (1.7%)
1,084,746	AAC Technologies Holdings, Inc.	11,423
748,474	Hon Hai Precision Industry Co. Ltd. GDR "S"	4,431
		15,854
	Home Entertainment Software (1.1%)
41,339	NCsoft Corp.	10,017
	Internet Software & Services (7.8%)
126,340	Alibaba Group Holding Ltd. ADR*	13,000
104,811	Baidu, Inc. ADR*	18,251
53,005	NetEase, Inc. ADR	16,170
495,900	Tencent Holdings Ltd.	13,223
483,001	Yandex N.V. "A"*	10,868
		71,512
	IT Consulting & Other Services (1.5%)
3,404,000	Chinasoft International Ltd.*	1,671
146,206	EOH Holdings Ltd.	1,569
442,261	HCL Technologies Ltd.	5,565
142,438	Tata Consultancy Services Ltd.	5,252
		14,057
	Semiconductor Equipment (0.3%)
75,171	Viatron Technologies, Inc.*	1,350
61,201	Wonik IPS Co. Ltd.*	1,212
		2,562
	Semiconductors (5.3%)
5,017,000	Advanced Semiconductor Engineering, Inc.(b)	6,233
1,754,000	King Yuan Electronics Co. Ltd.(b)	1,640
805,000	Richwave Technology Corp.(b)	1,749
67,000	Silergy Corp.(b)	1,125
89,695	Silicon Motion Technology Corp. ADR	3,641
179,892	SK Hynix, Inc.	7,430
2,067,267	Taiwan Semiconductor Manufacturing Co. Ltd.(b)	12,635
444,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,979
		48,432
	Systems Software (0.1%)
116,623	NIIT Technologies Ltd.	730
	Technology Distributors (0.2%)
452,756	DataTec Ltd.	1,884
	Technology Hardware, Storage, & Peripherals (3.9%)
690,000	Catcher Technology Co. Ltd.(b)	5,776
100,000	Ennoconn Corp.(b)	1,577
16,753	Samsung Electronics Co. Ltd.	28,476
		35,829
	Total Information Technology	232,228
	Materials (3.4%)
	Commodity Chemicals (0.2%)
3,912,500	Eastern Polymer Group NVDR	1,435
	Construction Materials (1.4%)
2,492,500	Anhui Conch Cement Co. Ltd. "H"	8,685

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
485,563	Cemex S.A.B. de C.V. ADR*	$4,108
		12,793
	Diversified Metals & Mining (0.8%)
355,320	Freeport-McMoRan, Inc.*	4,761
880,000	Grupo Mexico S.A.B. de C.V. "B"	2,666
		7,427
	Forest Products (0.1%)
3,826,900	Heveaboard Berhad	1,276
	Metal & Glass Containers (0.0%)
8,567	Yonwoo Co. Ltd.*	241
	Specialty Chemicals (0.5%)
130,994	Aarti Industries Ltd.	1,524
6,591,700	D&L Industries, Inc.	1,717
23,401	Hansol Chemical Co. Ltd.	1,587
		4,828
	Steel (0.4%)
6,440	POSCO	1,614
62,018	Ternium S.A. ADR	1,645
		3,259
	Total Materials	31,259
	Real Estate (1.6%)
	Real Estate Operating Companies (0.1%)
162,200	BR Malls Participacoes S.A.*(b)	778
	REITs - Diversified (0.2%)
1,043,739	Fibra Uno Administracion S.A.	1,511
	REITs - Industrial (0.6%)
2,806,815	Macquarie Mexico Real Estate Management S.A de C.V.	2,900
2,004,385	Pla Administradora Industria	2,963
		5,863
	REITs - Residential (0.7%)
7,284,560	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	6,266
	Total Real Estate	14,418
	Telecommunication Services (5.4%)
	Alternative Carriers (0.2%)
4,162,000	Citic Telecom International	1,303
	Integrated Telecommunication Services (1.3%)
181,476	02 Czech Republic A.S.	1,943
169,878	Hellenic Telecommunications Organization S.A.	1,524
1,117,500	HKBN Ltd.	1,303
451,329	Magyar Telekom Telecommunications plc	760
222,000	Telekomunikasi Indonesia (Persero) Tbk PT ADR	6,327
		11,857
	Wireless Telecommunication Services (3.9%)
255,063	America Movil S.A.B. de C.V. ADR "L"	3,242
313,100	China Mobile Ltd.	3,452
151,965	China Mobile Ltd. ADR	8,398
103,364	Empresa Nacional de Telecomunicaciones S.A.*	1,137
665,677	Mobile TeleSystems ADR	6,836
820,383	Mobile TeleSystems PJSC(d)	3,861
75,380	PLDT Inc. ADR	2,113
495,600	Turkcell Iletisim Hizmetleri A.S. ADR*	4,089

7 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
12,451,762	XL Axiata Tbk PT*	$2,792
		35,920
	Total Telecommunication Services	49,080

Utilities (0.7%)

Electric Utilities (0.7%)

46,400	Companhia Paranaense de Energia(b)	384
22,651	Companhia Paranaense de Energia ADR	242
113,400	Companhia Paranaense de Energia-Copel(b)	1,215
23,236,212	Enel Chile S.A.	2,391
58,607	Reliance Infrastructure Ltd.	498
83,444	Reliance Infrastructure Ltd. GDR	2,130
		6,860
	Total Utilities	6,860
	Total Common Stocks (cost: $736,346)	880,819
	PREFERRED STOCKS (1.0%)
	Consumer Discretionary (0.3%)
	Automobile Manufacturers (0.3%)
33,855	Hyundai Motor Co. Ltd.	2,931
	Energy (0.4%)
	Integrated Oil & Gas (0.4%)
98,934	Petroleo Brasileiro S.A. ADR*	929
4,708,886	Surgutneftegas(d)	2,573
		3,502
	Total Energy	3,502
	Financials (0.1%)
	Diversified Banks (0.1%)
76,507	Banco Bradesco S.A.(b)	812
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
113,660	Telefonica Brasil S.A. ADR	1,638
	Total Preferred Stocks (cost: $8,543)	8,883
	RIGHTS (0.0%)
	Energy (0.0%)
	Integrated Oil & Gas (0.0%)
69,954	Gazprom PJSC(d) (cost: $167)	159
	Total Equity Securities (cost: $745,056)	889,861
	MONEY MARKET INSTRUMENTS (2.6%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.6%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (e)
23,768,243	(cost: $23,768)	23,768
	Total Investments (cost: $768,824)	$913,629

Portfolio of Investments | 8

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$745,427	$135,112	$280	$880,819
Preferred Stocks	5,498	3,385	—	8,883
Rights	—	159	—	159
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	23,768	—	—	23,768
Total	$774,693	$138,656	$280	$913,629

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks
Balance as of May 31, 2016	$1,713
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(1,142)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(291)

Balance as of February 28, 2017	$280

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks(I), (II)	$(65,834)	$66,976	$(1,142)
Preferred Stocks(I)	$(5,989)	$5,989	$-
Total	$(71,823)	$72,965	$(1,142)

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

9 | USAA Emerging Markets Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

10 | USAA Emerging Markets Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

11 | USAA Emerging Markets Fund

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 12

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted last trade price. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were $192,017,000 and $47,212,000, respectively, resulting in net unrealized appreciation of $144,805,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $915,785,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

13 | USAA Emerging Markets Fund

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company
Limited.
REIT	Real estate investment trust

SPECIFIC NOTES

(a)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $2,646,000, which represented 0.3% of the Fund's net assets.

(b)Securities with a value of $108,836,000, which represented 11.9% of the Fund's net assets, were classified as Level 2 at February 28, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $30,100,000, which represented 3.3% of the Fund's net assets.

(e)Rate represents the money market fund annualized seven-day yield at February 28,

2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GOVERNMENT SECURITIES FUND

FEBRUARY 28, 2017

(Form N-Q)

48473 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

February 28, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	U.S. GOVERNMENT AGENCY ISSUES (77.4%)(a)
	Mortgage-Backed Pass-Through Securities, Single-Family (32.2%)
$1,860	Fannie Mae (+)	3.50%	5/01/2021	$1,941
3,585	Fannie Mae (+)	3.00	2/01/2027	3,701
6,066	Fannie Mae (+)	3.00	2/01/2027	6,263
889	Fannie Mae (+)	5.00	12/01/2035	978
369	Fannie Mae (+)	5.50	11/01/2037	411
621	Fannie Mae (+)	6.00	5/01/2038	702
2,692	Fannie Mae (+)	4.00	8/01/2039	2,833
4,523	Fannie Mae (+)	3.50	1/01/2042	4,662
7,193	Fannie Mae (+)	3.50	5/01/2042	7,413
136	Freddie Mac (+)	5.00	1/01/2021	143
884	Freddie Mac (+)	5.50	12/01/2035	999
2,065	Freddie Mac (+)	4.00	9/01/2040	2,181
7,143	Freddie Mac (+)	3.50	5/01/2042	7,365
5,750	Freddie Mac (+)	3.00	6/01/2042	5,746
173	Government National Mortgage Assn. I	5.50	12/15/2018	177
12	Government National Mortgage Assn. I	8.50	6/15/2021	12
12	Government National Mortgage Assn. I	9.00	7/15/2021	12
6	Government National Mortgage Assn. I	8.50	7/15/2022	6
417	Government National Mortgage Assn. I	6.00	8/15/2022	442
44	Government National Mortgage Assn. I	8.00	6/15/2023	48
856	Government National Mortgage Assn. I	4.50	5/15/2024	911
860	Government National Mortgage Assn. I	4.50	9/15/2024	915
941	Government National Mortgage Assn. I	4.50	9/15/2024	1,003
815	Government National Mortgage Assn. I	4.50	10/15/2024	865
800	Government National Mortgage Assn. I	4.50	10/15/2024	854
53	Government National Mortgage Assn. I	7.00	4/15/2027	54
184	Government National Mortgage Assn. I	7.00	5/15/2027	213
123	Government National Mortgage Assn. I	8.00	5/15/2027	133
100	Government National Mortgage Assn. I	7.50	2/15/2028	116
379	Government National Mortgage Assn. I	6.00	4/15/2028	437
105	Government National Mortgage Assn. I	6.50	5/15/2028	120
50	Government National Mortgage Assn. I	6.50	5/15/2028	57
10	Government National Mortgage Assn. I	6.75	5/15/2028	11
47	Government National Mortgage Assn. I	7.00	6/15/2028	47
83	Government National Mortgage Assn. I	6.50	7/15/2028	95
15	Government National Mortgage Assn. I	7.00	7/15/2028	16
37	Government National Mortgage Assn. I	7.00	8/15/2028	42
49	Government National Mortgage Assn. I	7.00	8/15/2028	53
52	Government National Mortgage Assn. I	6.50	9/15/2028	59
85	Government National Mortgage Assn. I	7.00	9/15/2028	93
36	Government National Mortgage Assn. I	6.00	11/15/2028	41
178	Government National Mortgage Assn. I	6.50	11/15/2028	203
11	Government National Mortgage Assn. I	6.50	1/15/2029	13
30	Government National Mortgage Assn. I	6.50	1/15/2029	34
173	Government National Mortgage Assn. I	6.00	2/15/2029	197
22	Government National Mortgage Assn. I	7.50	3/15/2029	26
43	Government National Mortgage Assn. I	7.50	4/15/2029	47
384	Government National Mortgage Assn. I	7.00	5/15/2029	430
433	Government National Mortgage Assn. I	7.00	6/15/2029	485

1 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$207	Government National Mortgage Assn. I	6.00%	7/15/2029	$240
98	Government National Mortgage Assn. I	7.50	10/15/2029	110
21	Government National Mortgage Assn. I	7.50	10/15/2029	21
79	Government National Mortgage Assn. I	8.00	7/15/2030	84
25	Government National Mortgage Assn. I	8.00	9/15/2030	28
14	Government National Mortgage Assn. I	7.50	12/15/2030	15
30	Government National Mortgage Assn. I	7.50	1/15/2031	34
249	Government National Mortgage Assn. I	6.50	3/15/2031	284
39	Government National Mortgage Assn. I	7.00	8/15/2031	40
88	Government National Mortgage Assn. I	7.00	9/15/2031	105
299	Government National Mortgage Assn. I	6.50	10/15/2031	342
90	Government National Mortgage Assn. I	7.00	10/15/2031	100
34	Government National Mortgage Assn. I	7.50	11/15/2031	38
188	Government National Mortgage Assn. I	6.50	1/15/2032	214
299	Government National Mortgage Assn. I	6.00	5/15/2032	341
29	Government National Mortgage Assn. I	7.00	6/15/2032	32
138	Government National Mortgage Assn. I	7.00	7/15/2032	150
303	Government National Mortgage Assn. I	6.50	8/15/2032	346
1,071	Government National Mortgage Assn. I	6.50	9/15/2032	1,251
1,042	Government National Mortgage Assn. I	6.00	1/15/2033	1,210
440	Government National Mortgage Assn. I	6.00	2/15/2033	511
291	Government National Mortgage Assn. I	6.00	7/15/2033	336
362	Government National Mortgage Assn. I	6.00	9/15/2033	420
2,925	Government National Mortgage Assn. I	5.50	10/15/2033	3,304
1,326	Government National Mortgage Assn. I	5.50	12/15/2033	1,498
590	Government National Mortgage Assn. I	5.50	7/15/2034	673
1,512	Government National Mortgage Assn. I	5.50	10/15/2035	1,719
431	Government National Mortgage Assn. I	6.00	3/15/2037	494
291	Government National Mortgage Assn. I	6.00	9/15/2037	334
872	Government National Mortgage Assn. I	5.50	3/15/2038	974
1,627	Government National Mortgage Assn. I	5.50	4/15/2038	1,850
538	Government National Mortgage Assn. I	6.00	5/15/2038	610
511	Government National Mortgage Assn. I	6.00	5/15/2038	580
462	Government National Mortgage Assn. I	6.00	9/15/2038	524
578	Government National Mortgage Assn. I	6.00	10/15/2038	656
750	Government National Mortgage Assn. I	6.00	12/15/2038	851
515	Government National Mortgage Assn. I	5.00	2/15/2039	566
3,215	Government National Mortgage Assn. I	5.50	6/15/2039	3,594
4,997	Government National Mortgage Assn. I	4.50	9/15/2039	5,418
3,398	Government National Mortgage Assn. I	4.50	11/15/2039	3,696
5,016	Government National Mortgage Assn. I	4.50	12/15/2039	5,451
15,636	Government National Mortgage Assn. I	4.50	2/15/2040	16,989
3,215	Government National Mortgage Assn. I	4.50	3/15/2040	3,470
2,317	Government National Mortgage Assn. I	4.50	6/15/2040	2,504
1,477	Government National Mortgage Assn. I	4.00	7/15/2040	1,570
3,226	Government National Mortgage Assn. I	4.50	7/15/2040	3,485
1,629	Government National Mortgage Assn. I	4.00	8/15/2040	1,739
3,868	Government National Mortgage Assn. I	4.00	9/15/2040	4,110
3,284	Government National Mortgage Assn. I	4.50	1/15/2041	3,539
13	Government National Mortgage Assn. II	8.00	12/20/2022	14
2,113	Government National Mortgage Assn. II	4.50	4/20/2024	2,246
320	Government National Mortgage Assn. II	8.00	8/20/2030	394
303	Government National Mortgage Assn. II	7.00	9/20/2030	358
187	Government National Mortgage Assn. II	6.00	3/20/2031	219
66	Government National Mortgage Assn. II	7.50	4/20/2031	81
108	Government National Mortgage Assn. II	6.50	5/20/2031	127
82	Government National Mortgage Assn. II	6.50	7/20/2031	96
219	Government National Mortgage Assn. II	6.50	8/20/2031	255
322	Government National Mortgage Assn. II	6.50	4/20/2032	376
303	Government National Mortgage Assn. II	6.50	6/20/2032	351
477	Government National Mortgage Assn. II	6.00	8/20/2032	558
418	Government National Mortgage Assn. II	6.00	9/20/2032	487
412	Government National Mortgage Assn. II	5.50	4/20/2033	464
1,443	Government National Mortgage Assn. II	5.00	5/20/2033	1,615
1,783	Government National Mortgage Assn. II	5.00	7/20/2033	1,996

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$433	Government National Mortgage Assn. II	6.00%	10/20/2033	$506
349	Government National Mortgage Assn. II	6.00	12/20/2033	374
1,382	Government National Mortgage Assn. II	6.00	2/20/2034	1,610
1,349	Government National Mortgage Assn. II	5.50	3/20/2034	1,551
1,349	Government National Mortgage Assn. II	6.00	3/20/2034	1,577
1,077	Government National Mortgage Assn. II	5.00	6/20/2034	1,205
971	Government National Mortgage Assn. II	6.50	8/20/2034	1,137
850	Government National Mortgage Assn. II	6.00	9/20/2034	994
2,390	Government National Mortgage Assn. II	6.00	10/20/2034	2,789
212	Government National Mortgage Assn. II	6.00	11/20/2034	227
4,960	Government National Mortgage Assn. II	5.50	2/20/2035	5,590
4,372	Government National Mortgage Assn. II	5.50	4/20/2035	4,928
2,051	Government National Mortgage Assn. II	5.50	7/20/2035	2,304
2,641	Government National Mortgage Assn. II	5.00	9/20/2035	2,954
861	Government National Mortgage Assn. II	6.00	5/20/2036	986
944	Government National Mortgage Assn. II	5.50	1/20/2037	1,048
661	Government National Mortgage Assn. II	5.00	2/20/2037	717
3,069	Government National Mortgage Assn. II	4.00	11/20/2040	3,284
				173,473

Collateralized Mortgage Obligations (4.8%)

5,670	Fannie Mae (+)	1.50	7/25/2027	5,522
2,504	Fannie Mae (+)	1.38	9/25/2027	2,413
2,263	Fannie Mae (+)	1.50	9/25/2027	2,178
2,251	Fannie Mae (+)	1.50	9/25/2027	2,179
2,447	Fannie Mae (+)	1.50	10/25/2027	2,354
2,134	Fannie Mae (+)	1.08 (b)	4/25/2035	2,125
1,937	Fannie Mae (+)	1.08 (b)	8/25/2037	1,930
3,396	Freddie Mac (+)	2.00	9/15/2026	3,398
1,385	Freddie Mac (+)	1.07 (b)	3/15/2036	1,378
2,130	Freddie Mac (+)	1.32 (b)	10/15/2041	2,157
				25,634
	Commercial Mortgage-Backed Securities (37.2%)
8,399	Fannie Mae (+)	2.01	7/01/2019	8,422
1,995	Fannie Mae (+)	2.05	7/01/2019	2,003
2,964	Fannie Mae (+)	1.65	9/25/2019	2,967
7,641	Fannie Mae (+)	1.50	1/01/2020	7,539
10,014	Fannie Mae (+)	1.58	1/01/2020	9,903
10,000	Fannie Mae (+)	2.63	9/01/2021	10,124
21,575	Fannie Mae (+)	2.42	11/01/2022	21,573
8,265	Fannie Mae (+)	2.50	4/01/2023	8,260
2,151	Fannie Mae (+)	2.54	5/01/2023	2,156
1,648	Fannie Mae (+)	3.25	7/25/2023	1,709
5,000	Fannie Mae (+)	2.16	10/25/2023	4,887
2,356	Fannie Mae (+)	2.71	6/25/2025	2,349
2,493	Fannie Mae (+)	2.42	9/25/2026	2,477
3,000	Freddie Mac (+)	4.08	11/25/2020	3,204
8,500	Freddie Mac (+)	2.22	12/25/2018	8,581
5,000	Freddie Mac (+)	2.86	1/25/2021	5,149
2,250	Freddie Mac (+)	2.27	3/25/2022	2,252
3,765	Freddie Mac (+)	1.69	4/25/2022	3,739
4,000	Freddie Mac (+)	2.72	6/25/2022	4,087
3,000	Freddie Mac (+)	2.36	7/25/2022	3,006
10,000	Freddie Mac (+)	2.31	8/25/2022	9,990
5,000	Freddie Mac (+)	2.51	11/25/2022	5,037
5,000	Freddie Mac (+)	2.64	1/25/2023	5,070
3,000	Freddie Mac (+)	3.32	2/25/2023	3,150
3,000	Freddie Mac (+)	2.41	3/25/2023	3,004
10,030	Freddie Mac (+)	3.49	1/25/2024	10,600
3,000	Freddie Mac (+)	3.39	3/25/2024	3,154
3,998	Freddie Mac (+)	2.60	1/25/2025	4,038
3,000	Freddie Mac (+)	3.02	1/25/2025	3,065

3 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Freddie Mac (+)	3.28%	6/25/2025	$10,386
4,941	Freddie Mac (+)	2.20	7/25/2025	4,855
4,000	Freddie Mac (+)	3.01	7/25/2025	4,071
3,000	Freddie Mac (+)	2.85	3/25/2026	2,985
5,000	Freddie Mac (+)	2.53	5/25/2026	4,872
5,000	Freddie Mac (+)	2.65	8/25/2026	4,911
2,495	Freddie Mac (+)	3.01	8/25/2026	2,560
4,500	Freddie Mac (+)	3.12	9/25/2026	4,592
				200,727
	Other U.S. Government Securities (3.2%)
18,000	Fannie Mae (+)	2.13	4/24/2026	17,179
	Total U.S. Government Agency Issues (cost: $407,876)			417,013

ASSET-BACKED SECURITIES (3.6%)

Asset-Backed Financing (3.6%)

3,550	Navient Student Loan Trust	1.29 (b)	6/25/2031	3,493
2,000	Navient Student Loan Trust (c)	1.83 (b)	6/25/2065	2,028
3,000	Navient Student Loan Trust (c)	1.53 (b)	3/25/2066	3,013
4,501	Nelnet Student Loan Trust	1.25 (b)	6/25/2041	3,885
1,748	SLM Student Loan Trust	1.15 (b)	10/27/2025	1,742
5,000	SLM Student Loan Trust	1.42 (b)	6/25/2055	4,983
				19,144
	Total Asset-Backed Securities (cost: $19,203)			19,144

U.S. TREASURY SECURITIES (14.1%)(d)

Notes (14.1%)

8,000	1.88%, 8/31/2017	8,046
5,000	0.88%, 1/31/2018	4,999
5,000	1.00%, 5/15/2018	5,001
10,000	1.00%, 9/15/2018	9,985
7,000	0.75%, 09/30/2018	6,962
4,000	1.00%, 3/15/2019	3,981
6,000	0.88%, 4/15/2019	5,952
7,000	1.38%, 5/31/2021	6,879
3,000	2.12%, 6/30/2021	3,040
3,000	2.00%, 2/15/2022	3,014
5,000	2.13%, 11/30/2023	4,991
5,000	2.25%, 11/15/2024	4,996
4,000	2.00%, 2/15/2025	3,916
4,500	2.13%, 5/15/2025	4,439
		76,201
	Total U.S. Treasury Securities (cost: $76,674)	76,201

MUNICIPAL BONDS (4.1%)

Airport/Port (0.9%)

5,000	Port Auth. of New York & New Jersey	2.53	10/15/2020	5,052
	General Obligation (3.2%)
5,000	State of California	1.75	11/01/2017	5,021
5,000	State of Connecticut	2.92	8/01/2023	5,091
3,000	State of Texas	2.83	10/01/2025	2,996

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,000	State of Texas	3.01%	10/01/2026	$3,974
				17,082
	Total Municipal Bonds (cost: $21,997)			22,134

MONEY MARKET INSTRUMENTS (0.6%)

REPURCHASE AGREEMENTS (0.6%)

3,127 Credit Agricole Corp. Inv. Bank, 0.53%, acquired 2/28/2017 and due on 3/01/2017 at $3,127 (collateralized by $3,209 of Freddie Mac (a,+), 2.14%, due
9/01/2046; market value $3,190) (cost: $3,127)	3,127
Total Investments (cost: $528,877)	$537,619
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Government Agency Issues	$	— $	417,013	$	— $	417,013
Asset-Backed Securities		—	19,144		—	19,144
U.S. Treasury Securities		76,201	—		—	76,201
Municipal Bonds		—	22,134		—	22,134
Money Market Instruments:
Repurchase Agreements		—	3,127		—	3,127
Total		$76,201	$461,418	$	— $	537,619

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2016, through February 28, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Government Securities Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), Government Securities Fund Adviser Shares (Adviser Shares), and effective December 1, 2016, a new share class designated Government Securities Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

6 | USAA Government Securities Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Repurchase agreements are valued at cost.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

7 | USAA Government Securities Fund

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

Notes to Portfolio of Investments | 8

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$13,441,000 and $4,699,000, respectively, resulting in net unrealized appreciation of $8,742,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $538,858,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed

9 | USAA Government Securities Fund

interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

SPECIFIC NOTES

(a)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(b)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2017.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH AND TAX STRATEGY FUND

FEBRUARY 28, 2017

(Form N-Q)

48472 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth and Tax Strategy Fund

February 28, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (51.3%)

TAX-EXEMPT BONDS (48.0%)

Alabama (0.3%)

$1,000	Lower Alabama Gas District	5.00%	9/01/2046	$1,159
	Arizona (0.7%)
1,300	Phoenix IDA	5.00	7/01/2046	1,355
1,000	Student and Academic Service, LLC (INS)	5.00	6/01/2044	1,108
				2,463
	California (3.5%)
1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,307
2,000	Monterey Peninsula USD (INS)(PRE)	5.50	8/01/2034	2,360
1,000	State	5.00	2/01/2043	1,116
1,000	State	5.00	8/01/2045	1,129
1,000	Statewide Communities Dev. Auth. (INS)	5.00	11/15/2049	1,117
1,000	Sutter Butte Flood Control Agency (INS)	5.00	10/01/2040	1,115
1,500	Twin Rivers USD (INS)	5.00	8/01/2040	1,657
1,000	Val Verde USD (INS)	5.00	8/01/2044	1,114
4,435	West Contra Costa USD (INS)	5.05 (a)	8/01/2034	2,106
				13,021
	Colorado (1.7%)
1,000	Denver Convention Center Hotel Auth.	5.00	12/01/2040	1,095
1,000	Health Facilities Auth.	5.00	12/01/2042	1,023
1,000	Health Facilities Auth.	5.00	6/01/2045	1,041
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,070
2,000	Regional Transportation District	5.38	6/01/2031	2,206
				6,435
	Connecticut (0.0%)
4,187	Mashantucket (Western) Pequot Tribe (b),(c)	6.05(k)	7/01/2031	165
	District of Columbia (0.3%)
1,100	District of Columbia	5.00	7/01/2042	1,181
	Florida (4.2%)
1,875	Escambia County Housing Finance Auth.
	(INS)(PRE)	5.75	6/01/2031	2,071
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,063
1,000	Jacksonville	5.00	10/01/2029	1,121
2,000	Lee County IDA	5.00	11/01/2025	2,230
645	Lee County IDA	5.50	10/01/2047	667
1,300	Miami-Dade County	5.00	10/01/2034	1,442

1 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Orlando (INS)	5.13%	11/01/2027	$3,074
1,000	Southeast Overtown/Park West Community
	Redevelopment Agency (d)	5.00	3/01/2030	1,080
1,505	Tampa-Hillsborough County Expressway Auth.	5.00	7/01/2037	1,659
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	1,072
				15,479
	Guam (0.5%)
750	International Airport Auth. (INS)	5.50	10/01/2033	865
1,000	Waterworks Auth.	5.50	7/01/2043	1,097
				1,962
	Illinois (4.4%)
1,000	Chicago	5.00	1/01/2044	1,059
1,000	Chicago	5.00	11/01/2044	1,072
1,000	Chicago-Midway Airport	5.00	1/01/2046	1,105
1,000	Chicago-O'Hare International Airport (INS)	5.25	1/01/2033	1,125
1,000	Educational Facilities Auth.	4.00	11/01/2036	1,002
1,000	Finance Auth.	3.90	3/01/2030	1,030
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,370
1,275	Finance Auth.	5.00	5/15/2040	1,290
1,000	Finance Auth.	4.00	10/01/2040	1,011
1,000	Finance Auth.	4.00	2/15/2041	839
1,000	Finance Auth.	5.00	8/15/2044	1,054
1,000	Finance Auth.	5.00	5/15/2045	1,042
1,000	Municipal Power Agency	4.00	12/01/2041	1,005
1,235	Springfield Metro Sanitary District	5.75	1/01/2053	1,403
				16,407
	Indiana (2.6%)
500	Ball State Univ. (PRE)	5.00	7/01/2030	562
1,000	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	1,011
1,250	Finance Auth.	5.38	11/01/2032	1,324
1,000	Finance Auth.	5.00	2/01/2040	1,065
1,000	Finance Auth.	5.00	10/01/2044	1,073
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,597
3,000	Rockport (INS)	4.63	6/01/2025	3,025
				9,657
	Kansas (1.0%)
1,000	Coffeyville (INS)(d)	5.00	6/01/2042	1,047
1,250	Wyandotte County/Kansas City	5.00	9/01/2044	1,382
1,000	Wyandotte County/Kansas City	5.00	9/01/2045	1,111
				3,540
	Kentucky (0.8%)
1,000	Ashland Medical Center	5.00	2/01/2040	1,054
1,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2033	1,046
1,000	Economic Dev. Finance Auth.	5.00	5/15/2046	931
				3,031
	Louisiana (2.7%)
705	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	6.55	9/01/2025	739
1,000	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	4.00	10/01/2046	1,005
2,000	Parish of St. John the Baptist	5.13	6/01/2037	2,010
1,000	Public Facilities Auth.	5.00	11/01/2045	1,061
1,000	Public Facilities Auth. (INS)	5.25	6/01/2051	1,096
1,000	Public Facilities Auth.	4.00	1/01/2056	962

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Shreveport (INS)	5.00%	12/01/2039	$1,095
1,000	Shreveport	5.00	12/01/2040	1,103
1,000	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,089
				10,160
	Maine (0.2%)
1,000	Health and Higher Education Facilities Auth.	4.00	7/01/2046	830
	Massachusetts (1.7%)
1,000	Dev. Finance Agency	5.00	4/15/2040	1,047
1,000	Dev. Finance Agency	5.25	11/15/2041	1,111
1,000	Dev. Finance Agency	5.75	7/15/2043	1,101
1,000	Dev. Finance Agency	5.00	7/01/2044	1,049
1,000	Dev. Finance Agency	5.50	7/01/2044	1,064
1,000	Dev. Finance Agency	5.00	7/01/2046	1,068
				6,440
	Michigan (1.2%)
1,250	Lincoln Consolidated School District (INS)	5.00	5/01/2040	1,383
1,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	1,102
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,086
1,000	Wyandotte (INS)	5.00	10/01/2044	1,050
				4,621
	Minnesota (0.3%)
1,000	Saint Paul Housing and Redevelopment Auth.	5.00	11/15/2044	1,062
	Missouri (0.3%)
1,270	Health and Educational Facilities Auth.	5.00	8/01/2045	1,310
	Nebraska (0.3%)
1,000	Douglas County Hospital Auth.	5.00	11/01/2048	1,073
	Nevada (0.9%)
1,555	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	1,567
1,500	Las Vegas Redevelopment Agency	5.00	6/15/2045	1,639
				3,206
	New Jersey (1.8%)
1,000	EDA	5.00	6/15/2029	1,054
2,000	EDA (PRE)	5.00	9/01/2033	2,125
1,000	Educational Facilities Auth.	5.00	9/01/2036	1,006
1,250	South Jersey Transportation Auth.	5.00	11/01/2039	1,341
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,002
				6,528
	New Mexico (0.3%)
1,000	Farmington	5.90	6/01/2040	1,107
	New York (3.6%)
1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,097
1,205	Dormitory Auth. (INS)	5.50	7/01/2040	1,559
630	Liberty Dev. Corp.	5.25	10/01/2035	755
1,500	Liberty Dev. Corp.	5.50	10/01/2037	1,857
1,000	MTA	5.00	11/15/2042	1,110
1,000	New York City	5.25	8/15/2023	1,063
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,168

3 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,455	Oneida County IDA (INS)	4.65% (a)	7/01/2035	$3,663
				13,272
	North Carolina (0.3%)
1,000	Medical Care Commission	5.00	10/01/2035	1,082
	Ohio (0.2%)
750	Southeastern Port Auth. Hospital Facilities	5.00	12/01/2043	757
	Oklahoma (0.4%)
1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,343
	Pennsylvania (2.8%)
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,199
1,000	Chester County IDA	5.00	10/01/2044	1,021
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,770
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,095
1,000	Montgomery County IDA	5.25	1/15/2045	1,057
1,000	Northampton County General Purpose Auth.	4.00	8/15/2040	975
1,000	Philadelphia School District	5.00	9/01/2037	1,069
1,000	Turnpike Commission	5.25	12/01/2044	1,109
1,000	Turnpike Commission	5.00	12/01/2046	1,082
				10,377
	Puerto Rico (0.3%)
1,000	Commonwealth (INS)	5.00	7/01/2035	1,024
	Rhode Island (0.3%)
50	Housing and Mortgage Finance Corp.	6.85	10/01/2024	50
1,000	Turnpike and Bridge Auth.	5.00	10/01/2040	1,120
				1,170
	South Carolina (0.6%)
2,000	Piedmont Municipal Power Agency (INS)	5.75	1/01/2034	2,282
	Tennessee (0.6%)
1,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	10/01/2045	1,086
1,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2046	1,097
				2,183
	Texas (7.8%)
1,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	977
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,080
1,000	Clifton Higher Education Finance Corp. (NBGA)	5.00	8/15/2039	1,127
2,000	El Paso (INS)(PRE)	4.75	8/15/2033	2,038
1,000	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	1,056
1,000	Harris County Hospital District	4.00	2/15/2042	1,004
1,000	Houston	5.00	9/01/2039	1,099
1,000	Houston	5.00	9/01/2040	1,098
1,000	Karnes County Hospital District	5.00	2/01/2044	1,034
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2041	1,014
5,375	Lewisville (INS)	5.80	9/01/2025	5,664
1,000	Matagorda County	4.00	6/01/2030	1,035
1,000	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,019

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,600	New Hope Cultural Education Facilities Finance
	Corp.	5.00%	4/01/2047	$1,669
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,045
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,692
1,000	North Texas Tollway Auth.	5.00	1/01/2045	1,108
820	San Leanna Education Facilities Corp. (PRE)	4.75	6/01/2032	829
180	San Leanna Education Facilities Corp.	4.75	6/01/2032	181
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	1,020
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	1,012
1,000	Transportation Commission	5.00	8/15/2042	1,085
				28,886
	Virginia (0.3%)
1,000	Alexandria IDA	5.00	10/01/2050	1,065
	West Virginia (0.4%)
1,500	Pleasants County	5.25	10/15/2037	1,420
	Wisconsin (0.3%)
1,000	Health and Educational Facilities Auth.	5.25	4/15/2035	1,089
	Wyoming (0.4%)
1,250	Laramie County	5.00	5/01/2037	1,347
	Total Tax-Exempt Bonds (cost: $176,457)			178,134
	TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.3%)
	VARIABLE-RATE DEMAND NOTES (3.3%)
	Georgia (1.1%)
2,000	Appling County Dev. Auth.	0.69	9/01/2041	2,000
2,000	Floyd County Dev. Auth.	0.69	9/01/2026	2,000
				4,000
	Texas (0.8%)
1,400	Port of Port Arthur Navigation District	0.70	11/01/2040	1,400
1,700	Port of Port Arthur Navigation District	0.70	11/01/2040	1,700
				3,100
	Washington (1.4%)
5,000	Health Care Facilities Auth. (LIQ)(d)	0.96	2/01/2019	5,000
	Total Variable-Rate Demand Notes			12,100
	Total Tax-Exempt Money Market Instruments (cost: $12,100)			12,100
	Total Tax-Exempt Securities (cost: $188,557)			190,234

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

1,856,645 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (e)	1,857

5 | USAA Growth and Tax Strategy Fund

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY BILLS (0.1%)

$300	0.46%; 3/02/2017 (f)	$300
	Total Government & U.S. Treasury Money Market Instruments (cost: $2,157)	2,157

Number

of Shares

EQUITY SECURITIES (48.5%)

BLUE CHIP STOCKS (48.5%)

Consumer Discretionary (5.9%)

Advertising (0.1%)

3,789	Interpublic Group of Companies, Inc.	91
2,185	Omnicom Group, Inc.	186
		277
	Apparel Retail (0.3%)
1,264	Foot Locker, Inc.	96
1,941	Gap, Inc.	48
2,433	L Brands, Inc.	128
3,606	Ross Stores, Inc.	247
5,765	TJX Companies, Inc.	452
781	Urban Outfitters, Inc.*	21
		992
	Apparel, Accessories & Luxury Goods (0.1%)
2,313	Coach, Inc.	88
3,343	Hanesbrands, Inc.	67
1,332	Michael Kors Holdings Ltd.*	49
820	PVH Corp.	75
420	Ralph Lauren Corp.	33
1,305	Under Armour, Inc. "A"*	27
1,632	Under Armour, Inc. "C"*	30
3,036	VF Corp.	159
		528
	Auto Parts & Equipment (0.1%)
1,762	BorgWarner, Inc.	74
2,703	Delphi Automotive plc	206
		280
	Automobile Manufacturers (0.2%)
33,522	Ford Motor Co.	420
12,269	General Motors Co.	452
		872
	Automotive Retail (0.2%)
652	Advance Auto Parts, Inc.	102
256	AutoZone, Inc.*	188
1,750	CarMax, Inc.*	113
878	O'Reilly Automotive, Inc.*	239
		642

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
	Broadcasting (0.1%)
3,467	CBS Corp. "B"	$228
1,246	Discovery Communications, Inc. "A"*	36
2,101	Discovery Communications, Inc. "C"*	59
941	Scripps Networks Interactive "A"	76
1,870	Tegna, Inc.	48
		447
	Cable & Satellite (0.6%)
1,906	Charter Communications, Inc. "A"*	616
42,060	Comcast Corp. "A"	1,574
		2,190
	Casinos & Gaming (0.0%)
807	Wynn Resorts Ltd.	78
	Computer & Electronics Retail (0.0%)
2,415	Best Buy Co., Inc.	107
	Consumer Electronics (0.0%)
1,016	Garmin Ltd.	52
605	Harman International Industries, Inc.	68
		120
	Department Stores (0.1%)
1,536	Kohl's Corp.	65
3,123	Macy's, Inc.	104
1,027	Nordstrom, Inc.	48
		217
	Distributors (0.1%)
1,535	Genuine Parts Co.	147
2,565	LKQ Corp.*	81
		228
	Footwear (0.2%)
11,709	NIKE, Inc. "B"	669
	General Merchandise Stores (0.2%)
2,248	Dollar General Corp.	164
2,334	Dollar Tree, Inc.*	179
4,968	Target Corp.	292
		635
	Home Furnishings (0.1%)
1,182	Leggett & Platt, Inc.	58
566	Mohawk Industries, Inc.*	128
		186
	Home Improvement Retail (0.6%)
10,775	Home Depot, Inc.	1,562
7,693	Lowe's Companies, Inc.	572
		2,134
	Homebuilding (0.1%)
3,030	D.R. Horton, Inc.	97
1,737	Lennar Corp. "A"	85
2,360	PulteGroup, Inc.	52
		234

7 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
	Homefurnishing Retail (0.0%)
1,357	Bed Bath & Beyond, Inc.	$55
	Hotels, Resorts & Cruise Lines (0.2%)
3,668	Carnival Corp.	205
3,256	Marriott International, Inc. "A"	284
1,480	Royal Caribbean Cruises Ltd.	142
		631
	Household Appliances (0.0%)
674	Whirlpool Corp.	120
	Housewares & Specialties (0.1%)
4,392	Newell Rubbermaid, Inc.	215
	Internet & Direct Marketing Retail (1.2%)
3,489	Amazon.com, Inc.*	2,948
1,069	Expedia, Inc.	127
3,772	Netflix, Inc.*	536
436	Priceline Group, Inc.*	752
975	TripAdvisor, Inc.*	41
		4,404
	Leisure Products (0.0%)
1,004	Hasbro, Inc.	97
2,666	Mattel, Inc.	69
		166
	Motorcycle Manufacturers (0.0%)
1,600	Harley-Davidson, Inc.	90
	Movies & Entertainment (0.7%)
6,820	Time Warner, Inc.	670
9,364	Twenty-First Century Fox, Inc. "A"	280
4,308	Twenty-First Century Fox, Inc. "B"	127
2,735	Viacom, Inc. "B"	119
13,147	Walt Disney Co.	1,447
		2,643
	Publishing (0.0%)
3,584	News Corp. "A"	46
1,218	News Corp. "B"	16
		62
	Restaurants (0.5%)
257	Chipotle Mexican Grill, Inc.*	108
1,252	Darden Restaurants, Inc.	93
7,151	McDonald's Corp.	913
12,872	Starbucks Corp.	732
2,991	Yum! Brands, Inc.	195
		2,041
	Specialized Consumer Services (0.0%)
1,670	H&R Block, Inc.	34
	Specialty Stores (0.1%)
548	Signet Jewelers Ltd.	35
5,555	Staples, Inc.	50
956	Tiffany & Co.	88
1,196	Tractor Supply Co.	85

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
518	Ulta Beauty, Inc.*	$141
		399
	Tires & Rubber (0.0%)
2,439	Goodyear Tire & Rubber Co.	86
	Total Consumer Discretionary	21,782
	Consumer Staples (4.6%)
	Agricultural Products (0.1%)
5,090	Archer-Daniels-Midland Co.	239
	Brewers (0.0%)
1,629	Molson Coors Brewing Co. "B"	163
	Distillers & Vintners (0.1%)
1,395	Brown-Forman Corp. "B"	68
1,572	Constellation Brands, Inc. "A"	250
		318
	Drug Retail (0.4%)
9,573	CVS Health Corp.	771
7,416	Walgreens Boots Alliance, Inc.	641
		1,412
	Food Distributors (0.1%)
4,872	Sysco Corp.	257
	Food Retail (0.1%)
8,610	Kroger Co.	274
2,681	Whole Foods Market, Inc.	82
		356
	Household Products (0.9%)
2,600	Church & Dwight Co., Inc.	130
1,140	Clorox Co.	156
7,862	Colgate-Palmolive Co.	574
3,274	Kimberly-Clark Corp.	434
23,403	Procter & Gamble Co.	2,131
		3,425
	Hypermarkets & Super Centers (0.4%)
3,788	Costco Wholesale Corp.	671
13,231	Wal-Mart Stores, Inc.	939
		1,610
	Packaged Foods & Meat (0.7%)
1,714	Campbell Soup Co.	102
3,679	ConAgra Foods, Inc.	152
5,717	General Mills, Inc.	345
1,241	Hershey Co.	135
2,388	Hormel Foods Corp.	84
1,151	J.M. Smucker Co.	163
2,219	Kellogg Co.	164
5,130	Kraft Heinz Co.	469
1,716	Mead Johnson Nutrition Co.	151
13,670	Mondelez International, Inc. "A"	600
2,697	Tyson Foods, Inc. "A"	169
		2,534
	Personal Products (0.1%)
4,159	Coty, Inc. "A"	78
1,921	Estee Lauder Companies, Inc. "A"	159
		237

9 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
	Soft Drinks (0.8%)
34,294	Coca-Cola Co.	$1,439
1,841	Dr. Pepper Snapple Group, Inc.	172
3,585	Monster Beverage Corp.*	148
12,873	PepsiCo, Inc.	1,421
		3,180
	Tobacco (0.9%)
17,088	Altria Group, Inc.	1,280
13,721	Philip Morris International, Inc.	1,501
7,314	Reynolds American, Inc.	450
		3,231
	Total Consumer Staples	16,962
	Energy (3.3%)
	Integrated Oil & Gas (1.4%)
16,483	Chevron Corp.	1,854
36,677	Exxon Mobil Corp.(g)	2,983
6,727	Occidental Petroleum Corp.	441
		5,278
	Oil & Gas Drilling (0.0%)
951	Helmerich & Payne, Inc.	65
4,018	Transocean Ltd.*	55
		120
	Oil & Gas Equipment & Services (0.5%)
3,740	Baker Hughes, Inc.	226
7,620	Halliburton Co.	407
3,340	National Oilwell Varco, Inc.	135
12,365	Schlumberger Ltd.	994
4,157	TechnipFMC plc*	134
		1,896
	Oil & Gas Exploration & Production (0.8%)
5,017	Anadarko Petroleum Corp.	325
3,294	Apache Corp.	173
4,115	Cabot Oil & Gas Corp.	90
7,694	Chesapeake Energy Corp.*	42
788	Cimarex Energy Co.	99
1,292	Concho Resources, Inc.*	171
11,096	ConocoPhillips	528
4,632	Devon Energy Corp.	201
5,027	EOG Resources, Inc.	488
1,528	EQT Corp.	92
2,256	Hess Corp.	116
7,765	Marathon Oil Corp.	124
1,489	Murphy Oil Corp.	42
2,036	Newfield Exploration Co.*	74
3,791	Noble Energy, Inc.	138
1,502	Pioneer Natural Resources Co.	279
1,411	Range Resources Corp.	39
4,794	Southwestern Energy Co.*	36
		3,057
	Oil & Gas Refining & Marketing (0.3%)
4,699	Marathon Petroleum Corp.	233
3,797	Phillips 66	297
970	Tesoro Corp.	82
4,001	Valero Energy Corp.	272
		884

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Storage & Transportation (0.3%)
6,105	Enbridge, Inc.	$256
17,232	Kinder Morgan, Inc.	367
1,824	ONEOK, Inc.	99
7,215	Williams Companies, Inc.	204
		926
	Total Energy	12,161
	Financials (7.1%)
	Asset Management & Custody Banks (0.6%)
518	Affiliated Managers Group, Inc.	87
1,556	Ameriprise Financial, Inc.	205
9,352	Bank of New York Mellon Corp.	441
1,116	BlackRock, Inc.	432
3,271	Franklin Resources, Inc.	141
3,613	Invesco Ltd.	116
1,926	Northern Trust Corp.(h)	168
3,206	State Street Corp.	256
2,153	T. Rowe Price Group, Inc.	153
		1,999
	Consumer Finance (0.4%)
6,409	American Express Co.	513
4,266	Capital One Financial Corp.	400
3,494	Discover Financial Services	249
2,650	Navient Corp.	41
6,935	Synchrony Financial	251
		1,454
	Diversified Banks (2.7%)
89,376	Bank of America Corp.	2,206
25,205	Citigroup, Inc.	1,508
1,753	Comerica, Inc.	125
31,648	JPMorgan Chase & Co.	2,868
13,952	U.S. Bancorp	767
39,794	Wells Fargo & Co.(g)	2,303
		9,777
	Financial Exchanges & Data (0.3%)
3,002	CME Group, Inc.	365
5,160	Intercontinental Exchange, Inc.	295
1,370	Moody's Corp.	152
1,159	NASDAQ, Inc.	82
2,291	S&P Global, Inc.	297
		1,191
	Insurance Brokers (0.2%)
2,487	Aon plc	288
1,703	Arthur J. Gallagher & Co.	97
4,644	Marsh & McLennan Companies, Inc.	341
1,136	Willis Towers Watson plc	146
		872
	Investment Banking & Brokerage (0.5%)
10,669	Charles Schwab Corp.	431
2,785	E*Trade Financial Corp.*	96
3,262	Goldman Sachs Group, Inc.	809
12,754	Morgan Stanley	583
		1,919
	Life & Health Insurance (0.4%)
3,709	AFLAC, Inc.	268
2,107	Lincoln National Corp.	148

11 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
9,721	MetLife, Inc.	$510
2,366	Principal Financial Group, Inc.	148
3,711	Prudential Financial, Inc.	410
2,360	Unum Group	115
		1,599
	Multi-Line Insurance (0.2%)
8,631	American International Group, Inc.	551
3,843	Hartford Financial Services Group, Inc.	188
2,810	Loews Corp.	132
		871
	Multi-Sector Holdings (0.8%)
16,795	Berkshire Hathaway, Inc. "B"*	2,879
2,777	Leucadia National Corp.	74
		2,953
	Property & Casualty Insurance (0.4%)
3,746	Allstate Corp.	308
4,115	Chubb Ltd.	569
1,525	Cincinnati Financial Corp.	111
5,079	Progressive Corp.	199
2,888	Travelers Companies, Inc.	353
		1,540
	Regional Banks (0.6%)
7,177	BB&T Corp.	346
5,207	Citizens Financial Group, Inc.	195
7,686	Fifth Third Bancorp	211
7,501	Huntington Bancshares, Inc.	106
6,620	KeyCorp	124
1,577	M&T Bank Corp.	263
2,677	People's United Financial, Inc.	52
4,302	PNC Financial Services Group, Inc.	547
12,520	Regions Financial Corp.	191
3,750	SunTrust Banks, Inc.	223
2,072	Zions Bancorp	93
		2,351
	Total Financials	26,526
	Health Care (6.8%)
	Biotechnology (1.4%)
14,374	AbbVie, Inc.	889
1,984	Alexion Pharmaceuticals, Inc.*	260
6,580	Amgen, Inc.	1,162
1,962	Biogen, Inc.*	566
6,812	Celgene Corp.*	841
11,730	Gilead Sciences, Inc.	827
680	Regeneron Pharmaceuticals, Inc.*	254
2,268	Vertex Pharmaceuticals, Inc.*	206
		5,005
	Health Care Distributors (0.2%)
1,410	AmerisourceBergen Corp.	129
2,930	Cardinal Health, Inc.	238
831	Henry Schein, Inc.*	143
2,002	McKesson Corp.	301
736	Patterson Companies, Inc.	33
		844
	Health Care Equipment (1.2%)
15,054	Abbott Laboratories(g)	679

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
4,106	Baxter International, Inc.	$209
1,869	Becton, Dickinson & Co.	342
11,978	Boston Scientific Corp.*	294
538	C.R. Bard, Inc.	132
5,384	Danaher Corp.	461
1,920	Edwards Lifesciences Corp.*	180
2,461	Hologic, Inc.*	100
793	IDEXX Laboratories, Inc.*	115
343	Intuitive Surgical, Inc.*	253
12,384	Medtronic plc	1,002
2,748	Stryker Corp.	353
810	Varian Medical Systems, Inc.*	68
1,771	Zimmer Biomet Holdings, Inc.	207
		4,395
	Health Care Facilities (0.1%)
2,357	HCA Holdings, Inc.*	206
832	Universal Health Services, Inc. "B"	104
		310
	Health Care Services (0.2%)
1,271	DaVita HealthCare Partners, Inc.*	88
1,053	Envision Healthcare Corp.*	74
5,236	Express Scripts Holding Co.*	370
738	Laboratory Corp. of America Holdings*	105
1,226	Quest Diagnostics, Inc.	119
		756
	Health Care Supplies (0.1%)
503	Cooper Companies, Inc.	100
2,148	DENTSPLY SIRONA, Inc.	137
		237
	Health Care Technology (0.0%)
2,532	Cerner Corp.*	140
	Life Sciences Tools & Services (0.3%)
2,762	Agilent Technologies, Inc.	142
1,299	Illumina, Inc.*	217
252	Mettler-Toledo International, Inc.*	120
1,114	PerkinElmer, Inc.	60
3,390	Thermo Fisher Scientific, Inc.	535
690	Waters Corp.*	107
		1,181
	Managed Health Care (0.8%)
3,154	Aetna, Inc.	406
2,330	Anthem, Inc.	384
1,565	Centene Corp.*	110
2,271	Cigna Corp.	338
1,319	Humana, Inc.	279
8,543	UnitedHealth Group, Inc.	1,413
		2,930
	Pharmaceuticals (2.5%)
3,317	Allergan plc	812
14,782	Bristol-Myers Squibb Co.	838
8,558	Eli Lilly & Co.	709
2,029	Endo International plc*	28
24,062	Johnson & Johnson(g)	2,941
1,001	Mallinckrodt plc*	52
24,385	Merck & Co., Inc.	1,606
3,969	Mylan N.V.*	166
1,377	Perrigo Co. plc	103
53,417	Pfizer, Inc.	1,823

13 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
3,969	Zoetis, Inc.	$211
		9,289
	Total Health Care	25,087

Industrials (4.9%)

Aerospace & Defense (1.1%)

3,879	Arconic, Inc.	112
5,046	Boeing Co.	909
2,532	General Dynamics Corp.	481
653	L3 Technologies, Inc.	110
2,228	Lockheed Martin Corp.	594
1,558	Northrop Grumman Corp.	385
2,597	Raytheon Co.	400
1,090	Rockwell Collins, Inc.	104
2,574	Textron, Inc.	122
443	TransDigm Group, Inc.	113
6,854	United Technologies Corp.	771
		4,101
	Agricultural & Farm Machinery (0.1%)
2,559	Deere & Co.	280
	Air Freight & Logistics (0.3%)
1,462	C.H. Robinson Worldwide, Inc.	118
1,610	Expeditors International of Washington, Inc.	91
2,220	FedEx Corp.	428
5,914	United Parcel Service, Inc. "B"	625
		1,262
	Airlines (0.3%)
1,031	Alaska Air Group, Inc.	101
4,668	American Airlines Group, Inc.	216
6,514	Delta Air Lines, Inc.	325
5,444	Southwest Airlines Co.	315
2,553	United Continental Holdings, Inc.*	189
		1,146
	Building Products (0.2%)
975	Allegion plc	70
1,553	Fortune Brands Home & Security, Inc.	90
8,034	Johnson Controls International plc	337
3,073	Masco Corp.	104
		601
	Construction & Engineering (0.0%)
1,020	Fluor Corp.	57
963	Jacobs Engineering Group, Inc.	54
1,392	Quanta Services, Inc.*	52
		163
	Construction Machinery & Heavy Trucks (0.3%)
5,175	Caterpillar, Inc.	500
1,364	Cummins, Inc.	203
3,016	PACCAR, Inc.	201
		904
	Diversified Support Services (0.0%)
762	Cintas Corp.	90
	Electrical Components & Equipment (0.3%)
367	Acuity Brands, Inc.	77
2,365	AMETEK, Inc.	128
3,995	Eaton Corp. plc	288
5,920	Emerson Electric Co.	356

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
980	Rockwell Automation, Inc.	$148
		997
	Environmental & Facilities Services (0.1%)
1,387	Republic Services, Inc.	86
708	Stericycle, Inc.*	59
4,092	Waste Management, Inc.	300
		445
	Human Resource & Employment Services (0.0%)
1,300	Robert Half International, Inc.	63
	Industrial Conglomerates (1.2%)
5,398	3M Co.	1,006
78,244	General Electric Co.(g)	2,332
6,699	Honeywell International, Inc.	834
798	Roper Industries, Inc.	167
		4,339
	Industrial Machinery (0.4%)
936	Dover Corp.	75
1,268	Flowserve Corp.	59
2,506	Fortive Corp.	144
2,480	Illinois Tool Works, Inc.	327
2,627	Ingersoll-Rand plc	208
940	Parker-Hannifin Corp.	146
1,502	Pentair plc	87
590	Snap-On, Inc.	100
1,532	Stanley Black & Decker, Inc.	195
1,548	Xylem, Inc.	75
		1,416
	Office Services & Supplies (0.0%)
1,889	Pitney Bowes, Inc.	26
	Railroads (0.4%)
8,285	CSX Corp.	402
1,035	Kansas City Southern	92
2,582	Norfolk Southern Corp.	312
7,288	Union Pacific Corp.	787
		1,593
	Research & Consulting Services (0.1%)
368	Dun & Bradstreet Corp.	39
1,023	Equifax, Inc.	134
2,884	Nielsen Holdings plc	128
1,377	Verisk Analytics, Inc.*	114
		415
	Trading Companies & Distributors (0.1%)
2,501	Fastenal Co.	125
744	United Rentals, Inc.*	95
558	W.W. Grainger, Inc.	139
		359
	Trucking (0.0%)
714	JB Hunt Transport Services, Inc.	70
472	Ryder System, Inc.	36
		106
	Total Industrials	18,306
	Information Technology (10.4%)
	Application Software (0.4%)
4,398	Adobe Systems, Inc.*	520
1,733	Autodesk, Inc.*	150

15 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
1,380	Citrix Systems, Inc.*	$109
2,112	Intuit, Inc.	265
5,645	salesforce.com, Inc.*	459
		1,503
	Communications Equipment (0.5%)
44,288	Cisco Systems, Inc.	1,514
561	F5 Networks, Inc.*	80
1,100	Harris Corp.	121
3,064	Juniper Networks, Inc.	86
1,093	Motorola Solutions, Inc.	86
		1,887
	Data Processing & Outsourced Services (1.1%)
511	Alliance Data Systems Corp.	124
3,991	Automatic Data Processing, Inc.	409
2,904	Fidelity National Information Services, Inc.	239
1,920	Fiserv, Inc.*	221
1,450	Global Payments, Inc.	115
8,418	MasterCard, Inc. "A"	930
2,957	Paychex, Inc.	182
9,855	PayPal Holdings, Inc.*	414
1,410	Total System Services, Inc.	77
16,518	Visa, Inc. "A"	1,453
4,210	Western Union Co.	83
		4,247
	Electronic Components (0.1%)
2,540	Amphenol Corp. "A"	176
8,581	Corning, Inc.	237
		413
	Electronic Equipment & Instruments (0.0%)
1,385	FLIR Systems, Inc.	51
	Electronic Manufacturing Services (0.1%)
3,149	TE Connectivity Ltd.	234
	Home Entertainment Software (0.1%)
6,138	Activision Blizzard, Inc.	277
2,669	Electronic Arts, Inc.*	231
		508
	Internet Software & Services (2.2%)
1,689	Akamai Technologies, Inc.*	106
2,619	Alphabet, Inc. "A"*	2,213
2,602	Alphabet, Inc. "C"*	2,142
9,196	eBay, Inc.*	312
20,704	Facebook, Inc. "A"*	2,806
849	VeriSign, Inc.*	70
7,763	Yahoo!, Inc.*	354
		8,003
	IT Consulting & Other Services (0.7%)
5,486	Accenture plc "A"	672
5,367	Cognizant Technology Solutions Corp. "A"*	318
1,287	CSRA, Inc.	39
7,653	International Business Machines Corp.	1,376
1,005	Teradata Corp.*	31
		2,436
	Semiconductor Equipment (0.2%)
9,561	Applied Materials, Inc.	346
1,382	KLA-Tencor Corp.	125
1,440	Lam Research Corp.	171
		642

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (1.4%)
2,483	Analog Devices, Inc.	$204
3,514	Broadcom Ltd.	741
511	First Solar, Inc.*	19
41,915	Intel Corp.	1,517
2,064	Linear Technology Corp.	133
1,910	Microchip Technology, Inc.	139
9,667	Micron Technology, Inc.*	227
4,838	NVIDIA Corp.	491
1,030	Qorvo, Inc.*	68
13,256	QUALCOMM, Inc.	749
1,701	Skyworks Solutions, Inc.	161
8,840	Texas Instruments, Inc.	677
2,233	Xilinx, Inc.	131
		5,257
	Systems Software (1.6%)
3,234	CA, Inc.	104
68,770	Microsoft Corp.(g)	4,400
26,487	Oracle Corp.	1,128
1,588	Red Hat, Inc.*	131
5,513	Symantec Corp.	158
		5,921
	Technology Hardware, Storage, & Peripherals (2.0%)
47,163	Apple, Inc.(g)	6,461
14,736	Hewlett Packard Enterprise Co.	336
15,593	HP, Inc.	271
2,928	NetApp, Inc.	123
2,663	Seagate Technology plc	128
2,524	Western Digital Corp.	194
6,735	Xerox Corp.	50
		7,563
	Total Information Technology	38,665
	Materials (1.4%)
	Aluminum (0.0%)
1	Alcoa Corp.	—
	Commodity Chemicals (0.1%)
2,955	LyondellBasell Industries N.V. "A"	270
	Construction Materials (0.1%)
517	Martin Marietta Materials, Inc.	112
1,365	Vulcan Materials Co.	164
		276
	Copper (0.0%)
11,714	Freeport-McMoRan, Inc.*	157
	Diversified Chemicals (0.4%)
9,913	Dow Chemical Co.	617
7,690	E.I. du Pont de Nemours & Co.	604
1,283	Eastman Chemical Co.	103
		1,324
	Fertilizers & Agricultural Chemicals (0.2%)
2,035	CF Industries Holdings, Inc.	64
1,113	FMC Corp.	64
3,873	Monsanto Co.	441
3,097	Mosaic Co.	96
		665

17 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
	Gold (0.0%)
4,833	Newmont Mining Corp.	$165
	Industrial Gases (0.2%)
1,923	Air Products & Chemicals, Inc.	270
2,524	Praxair, Inc.	300
		570
	Metal & Glass Containers (0.0%)
1,547	Ball Corp.	114
	Paper Packaging (0.1%)
906	Avery Dennison Corp.	73
3,575	International Paper Co.	189
1,361	Sealed Air Corp.	63
2,219	WestRock Co.	119
		444
	Specialty Chemicals (0.3%)
1,113	Albemarle Corp.	113
2,321	Ecolab, Inc.	288
1	Ingevity Corp.*	—
807	International Flavors & Fragrances, Inc.	101
2,397	PPG Industries, Inc.	246
714	Sherwin-Williams Co.	220
		968
	Steel (0.0%)
2,663	Nucor Corp.	167
	Total Materials	5,120
	Real Estate (1.4%)
	Real Estate Services (0.0%)
2,808	CBRE Group, Inc. "A"*	100
	REITs - Health Care (0.2%)
3,875	HCP, Inc.	127
2,774	Ventas, Inc.	180
3,536	Welltower, Inc.	249
		556
	REITs - Hotel & Resort (0.0%)
6,924	Host Hotels & Resorts, Inc.	124
	REITs - Industrial (0.1%)
5,203	ProLogis, Inc.	266
	REITs - Office (0.1%)
1,478	Boston Properties, Inc.	206
887	SL Green Realty Corp.	100
1,221	Vornado Realty Trust	134
		440
	REITs - Residential (0.2%)
1,347	Apartment Investment & Management Co. "A"	63
1,141	AvalonBay Communities, Inc.	210
3,035	Equity Residential	191
507	Essex Property Trust, Inc.	119
1,171	Mid-America Apartment Communities, Inc.	120
2,624	UDR, Inc.	96
		799
	REITs - Retail (0.3%)
600	Federal Realty Investment Trust	85
4,318	GGP, Inc.	107

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)
3,567	Kimco Realty Corp.	$87
894	Macerich Co.	60
2,079	Realty Income Corp.	127
2,878	Simon Property Group, Inc.	531
		997
	REITs - Specialized (0.5%)
3,766	American Tower Corp.	432
3,338	Crown Castle International Corp.	312
1,412	Digital Realty Trust, Inc.	153
571	Equinix, Inc.	215
1,066	Extra Space Storage, Inc.	84
2,366	Iron Mountain, Inc.	86
1,505	Public Storage	342
6,302	Weyerhaeuser Co.	213
		1,837
	Total Real Estate	5,119
	Telecommunication Services (1.2%)
	Alternative Carriers (0.1%)
2,615	Level 3 Communications, Inc.*	150
	Integrated Telecommunication Services (1.1%)
54,322	AT&T, Inc.(g)	2,270
4,889	CenturyLink, Inc.	119
9,734	Frontier Communications Corp.	28
35,902	Verizon Communications, Inc.	1,782
		4,199
	Total Telecommunication Services	4,349
	Utilities (1.5%)
	Electric Utilities (1.0%)
2,301	Alliant Energy Corp.	91
4,277	American Electric Power Co., Inc.	286
6,147	Duke Energy Corp.	507
2,813	Edison International	224
1,402	Entergy Corp.	108
3,052	Eversource Energy	179
8,119	Exelon Corp.	298
3,652	FirstEnergy Corp.	118
4,239	NextEra Energy, Inc.	555
4,472	PG&E Corp.	299
5,981	PPL Corp.	221
9,296	Southern Co.	472
4,885	Xcel Energy, Inc.	214
		3,572
	Independent Power Producers & Energy Traders (0.0%)
5,809	AES Corp.	67
2,797	NRG Energy, Inc.	46
		113
	Multi-Utilities (0.5%)
2,468	Ameren Corp.	135
3,852	CenterPoint Energy, Inc.	105
2,468	CMS Energy Corp.	110
3,145	Consolidated Edison, Inc.	242
5,544	Dominion Resources, Inc.	431
1,653	DTE Energy Co.	168
4,866	Public Service Enterprise Group, Inc.	224
1,475	SCANA Corp.	102
2,211	Sempra Energy	244

19 | USAA Growth and Tax Strategy Fund

				Market
Number				Value
of Shares	Security			(000)
2,943 WEC Energy Group, Inc.				$177
				1,938
	Water Utilities (0.0%)
1,639	American Water Works Co., Inc.			128
	Total Utilities			5,751
	Total Blue Chip Stocks (cost: $98,480)			179,828
	RIGHTS (0.0%)
	Consumer Staples (0.0%)
	Food Retail (0.0%)
1,460 Safeway Casa Ley CVR*(b),(i)				1
1,460 Safeway PDC, LLC CVR*(b),(i)				—
				1
	Total Consumer Staples			1
	Total Rights (cost: $1)			1
	Total Equity Securities (cost: $98,481)			179,829
	Total Investments (cost: $289,195)			$372,220
				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts		Date	Value (000)	(000)
	FUTURES (j)
	LONG FUTURES
	Equity Contracts
17	E-mini S&P 500	3/17/2017	$2,008	$27
	Total Futures		$2,008	$27
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Tax-Exempt Securities:
Tax-Exempt Bonds	$—	$178,134		$—	$178,134
Tax-Exempt Money Market Instruments:
Variable-Rate Demand Notes	—	12,100		—	12,100
Government & U.S. Treasury Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds	1,857	—		—	1,857
U.S. Treasury Bills	—	300		—	300
Equity Securities:
Blue Chip Stocks	179,828	—		—	179,828
Rights	—	—		1	1
Futures(1)	27	—		—	27
Total	$181,712	$190,534		$1	$372,247

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Portfolio of Investments | 20

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Rights
Balance as of May 31, 2016	$1
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of February 28, 2017	$1

For the period of June 1, 2016, through February 28, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

21 | USAA Growth and Tax Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

22 | USAA Growth and Tax Strategy Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

23 | USAA Growth and Tax Strategy Fund

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived from the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is

Notes to Portfolio of Investments | 24

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were

$88,746,000 and $5,721,000, respectively, resulting in net unrealized appreciation of $83,025,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $370,655,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

25 | USAA Growth and Tax Strategy Fund

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: ACA Financial
Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured
Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial
Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although
bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JP Morgan Chase & Co.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $166,000, which represented less than 0.1% of the Fund's net assets.

Notes to Portfolio of Investments | 26

(c)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

(f)Securities with a value of $300,000 are segregated as collateral for initial margin requirements on open futures contracts.

(g)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2017.

(h)Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(i)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.

(j)The contract value of futures purchased and/or sold as a percentage of net assets is 0.5%.

(k)Up to 6.05% of the coupon can be paid-in-kind (PIK).

*Non-income-producing security.

27 | USAA Growth and Tax Strategy Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INTERNATIONAL FUND

FEBRUARY 28, 2017

(Form N-Q)

48476 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.4%)

COMMON STOCKS (98.2%)

Consumer Discretionary (14.6%)

Advertising (2.0%)

54,900	Gendai Agency, Inc.	$308
596,715	UBM plc	5,520
2,938,947	WPP plc	69,180
		75,008
	Apparel Retail (0.8%)
992,386	Hennes & Mauritz AB "B"	26,232
105,300	Honeys Co. Ltd.	1,056
288,378	KappAhl AB	1,621
23,430	Nishimatsuya Chain Co. Ltd.	263
72,800	PAL Group Holdings Co. Ltd.	1,773
		30,945
	Apparel, Accessories & Luxury Goods (2.2%)
74,916,800	Global Brands Group Holding Ltd.*	8,782
13,059	Hermes International	5,698
13,534,800	Li & Fung Ltd.	6,033
188,949	Luxottica Group S.p.A.	9,961
231,198	LVMH Moet Hennessy Louis Vuitton SE	46,402
1,141,000	Sanyo Shokai Ltd.	1,798
		78,674
	Auto Parts & Equipment (2.7%)
283,200	Ahresty Corp.	2,924
333,800	Aisan Industry Co. Ltd.	2,873
143,383	Delphi Automotive plc	10,916
937,300	Denso Corp.	41,649
132,500	Exedy Corp.	3,786
78,900	G-Tekt Corp.	1,468
29,468	Grammer AG	1,760
59,300	Imasen Electric Industrial Co. Ltd.	528
50,300	Kasai Kogyo Co. Ltd.	655
232,100	Keihin Corp.	3,884
768,621	Kongsberg Automotive ASA*	514
213,700	Nissin Kogyo Co. Ltd.	3,799
208,600	NOK Corp.	4,761
134,300	Press Kogyo Co. Ltd.	681
353,970	Showa Corp.	2,933
296,200	Sumitomo Riko Co. Ltd.	3,082
10,200	Taiho Kogyo Co. Ltd.	144
249,800	Tokai Rika Co. Ltd.	5,039
182,700	Toyoda Gosei Co. Ltd.	4,658
3,176,000	Xinyi Glass Holdings Ltd.	2,880
		98,934

1 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Automobile Manufacturers (0.5%)
289,900	Honda Motor Co. Ltd.	$9,003
935,180	Mitsubishi Motors Corp.	6,052
29,260	Renault S.A.	2,595
		17,650
	Automotive Retail (0.1%)
569,852	Halfords Group plc	2,402
	Broadcasting (0.7%)
107,095	M6-Metropole Television S.A.	2,268
383,257	ProSiebenSat.1 Media AG	15,370
384,204	Television Francaise 1 S.A.	4,357
144,600	Tokyo Broadcasting System, Inc.	2,618
		24,613
	Casinos & Gaming (0.2%)
262,778	888 Holdings plc	756
23,117	Bet-At-Home.com AG	2,562
54,901	International Game Technology plc	1,482
471,663	William Hill plc	1,545
		6,345
	Computer & Electronics Retail (0.3%)
738,500	EDION Corp.	6,731
279,333	JB Hi-Fi Ltd.	5,744
		12,475
	Consumer Electronics (0.4%)
252,300	Alpine Electronics, Inc.	3,661
91,300	Foster Electric Co. Ltd.	1,559
286,910	Funai Electric Co. Ltd.	2,477
249,000	Nikon Corp.	3,806
1,700,500	Pioneer Corp.*	3,451
		14,954
	Department Stores (0.2%)
1,311,774	Debenhams plc	873
863,341	Marks & Spencer Group plc	3,587
5,208,000	New World Department Store China Ltd.*	805
62,059	Tokmanni Group Corp.*	690
		5,955
	Distributors (0.0%)
17,100	Canon Sales Co., Inc.	341
	Education Services (0.1%)
114,300	Benesse Holdings, Inc.	3,515
	Footwear (0.1%)
8,212,000	Daphne International Holdings Ltd.*	868
1,106,004	Geox S.p.A.	2,404
		3,272
	Home Improvement Retail (0.0%)
41,000	Kohnan Shoji Co. Ltd.	782
	Homebuilding (0.3%)
91,955	Bellway plc	2,973
95,306	Bonava AB "B"*	1,467
612,023	Crest Nicholson Holdings plc	4,116
329,900	Haseko Corp.	3,906
		12,462
	Hotels, Resorts & Cruise Lines (0.1%)
155,017	Dalata Hotel Group plc*	723

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
214,714	Scandic Hotels Group AB*(a)	$1,944
		2,667
	Household Appliances (0.1%)
49,800	SodaStream International Ltd.*	2,427
	Internet & Direct Marketing Retail (0.0%)
760,670	Qliro Group AB*	1,066
	Leisure Facilities (0.1%)
376,100	Tokyo Dome Corp.	3,763
	Leisure Products (0.1%)
99,620	Sankyo Co.	3,525
8,334	Trigano S.A.	749
		4,274
	Movies & Entertainment (0.2%)
113,000	Avex Group Holdings, Inc.	1,653
530,700	Cineworld Group plc	4,211
833,985	Entertainment One Ltd.	2,446
		8,310
	Publishing (0.0%)
425,844	Arnoldo Mondadori Editore S.p.A.*	697
45,600	Proto Corp.	625
		1,322
	Restaurants (3.0%)
3,148,622	Compass Group plc	58,526
735,964	Domino's Pizza Group plc	3,507
299,000	Fairwood Holdings Ltd.	1,117
328,963	SSP Group plc	1,701
1,040,621	Yum China Holdings, Inc.*	27,670
247,733	Yum! Brands, Inc.	16,182
		108,703
	Specialized Consumer Services (0.0%)
38,400	Studio Alice Co. Ltd.	787
	Specialty Stores (0.3%)
1,259,155	JD Sports Fashion plc	5,497
126,469	WH Smith plc	2,655
179,900	Xebio Holdings Co. Ltd.	2,970
		11,122
	Textiles (0.1%)
3,529,000	Unitika Ltd.*	3,015
	Total Consumer Discretionary	535,783
	Consumer Staples (13.0%)
	Agricultural Products (0.0%)
162,842	Graincorp Ltd.	1,115
	Brewers (1.2%)
3,987,131	Ambev S.A. ADR	22,687
163,092	Carlsberg A/S "B"	14,329
77,943	Heineken N.V.	6,432
		43,448
	Distillers & Vintners (2.5%)
1,417,637	Diageo plc	39,896
462,963	Pernod Ricard S.A.	52,921
		92,817

3 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Drug Retail (0.2%)
169,200	Cawachi Ltd.	$4,526
34,100	Nihon Chouzai Co. Ltd.	1,187
		5,713
	Food Distributors (0.0%)
368,479	Metcash Ltd.*	610
94,300	Yokohama Reito Co. Ltd.	893
		1,503
	Food Retail (0.7%)
25,500	Arcs Co. Ltd.	575
27,100	Heiwado Co. Ltd.	650
1,830,243	J Sainsbury plc	6,077
291,347	Loblaw Companies Ltd.	15,193
389,030	Super Sol Ltd.	1,752
		24,247
	Household Products (1.5%)
58,000	Lion Corp.	1,001
596,776	Reckitt Benckiser Group plc	54,139
		55,140
	Hypermarkets & Super Centers (0.1%)
126,881	Metro AG	3,934
	Packaged Foods & Meat (3.9%)
529,508	a2 Milk Co. Ltd.*	900
148,400	Austevoll Seafood ASA	1,310
2,164	Bell AG	951
473,196	DANONE S.A.	31,361
788,200	Feed One Co. Ltd.	1,431
1,358,000	Japfa Ltd.	916
91,514	La Doria S.p.A.	819
24,872	Leroy Seafood Group ASA	1,313
286,000	Marudai Food Co. Ltd.	1,250
40,800	Maruha Nichiro Corp.	1,215
49,600	Mitsui Sugar Co. Ltd.	1,199
1,193,851	Nestle S.A.	88,259
60,500	Nichirei Corp.	1,409
404,000	Nisshin Oillio Group Ltd.	2,104
424,000	Prima Meat Packers Ltd.	1,710
80,978	Salmar ASA	2,047
16,843	Schouw & Co.	1,323
31,100	Starzen Co. Ltd.	1,315
44,700	Suedzucker AG	1,141
		141,973
	Personal Products (2.1%)
511,639	Beiersdorf AG	46,680
1,440,900	Best World International Ltd.	2,190
58,200	Kao Corp.	3,005
128,403	L'Oreal S.A.	23,880
		75,755
	Soft Drinks (0.0%)
23,287	Fevertree Drinks plc	406
49,932	Refresco Group N.V.(a)	727
		1,133
	Tobacco (0.8%)
906,100	Japan Tobacco, Inc.	30,301
	Total Consumer Staples	477,079

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Energy (4.3%)

Coal & Consumable Fuels (0.1%)

2,331,119	Whitehaven Coal Ltd.*	$5,165
	Integrated Oil & Gas (3.5%)
2,178,275	BP plc	12,259
2,178,262	ENI S.p.A.	33,507
1,025,606	Gazprom PAO ADR	4,574
107,114	Lukoil PJSC ADR	5,664
359,194	Petroleo Brasileiro S.A. ADR*	3,621
428,909	Royal Dutch Shell plc "B"	11,568
143,279	Statoil ASA	2,536
1,147,760	Suncor Energy, Inc.	35,732
700,600	Surgutneftegas ADR	3,531
155,500	Surgutneftegaz ADR	787
254,424	Total S.A.	12,682
		126,461
	Oil & Gas Equipment & Services (0.3%)
74,715	Ocean Yield ASA	535
8,279,499	Saipem S.p.A.*	3,781
519,670	Subsea 7 S.A.*	7,345
		11,661
	Oil & Gas Exploration & Production (0.3%)
137,036	Det Norske Oljeselskap ASA	2,411
270,700	INPEX Corp.	2,689
163,900	Japan Petroleum Exploration Co. Ltd.	3,954
37,629	KazMunaiGas Exploration Production GDR*	389
193,300	Painted Pony Petroleum Ltd.*	1,000
561,329	Pantheon Resources plc*	613
		11,056
	Oil & Gas Refining & Marketing (0.1%)
228,100	Fuji Oil Co. Ltd.*	749
31,700	Idemitsu Kosan Co. Ltd.	1,022
		1,771
	Oil & Gas Storage & Transportation (0.0%)
40,522	Euronav N.V.	332
	Total Energy	156,446
	Financials (15.8%)
	Asset Management & Custody Banks (1.1%)
33,432	AURELIUS Equity Opportunities SE & Co. KGaA	2,215
14,888	Banca Generali S.p.A.	360
26,462	Deutsche Beteiligungs AG	945
602,742	Julius Baer Group Ltd.*	29,496
275,483	Julius Baer Holding AG "B"	3,045
199,905	Magellan Financial Group Ltd.	3,499
482,100	Uranium Participation Corp.*	1,586
		41,146
	Consumer Finance (0.1%)
152,058	Arrow Global Group plc	553
307,242	Credit Corp. Group Ltd. Common Stock	3,878
		4,431
	Diversified Banks (6.7%)
361,020	Aldermore Group plc*	1,037
930,644	Allahabad Bank Ltd.*	1,025
753,326	Alpha Bank AE*	1,365
710,622	Banca Popolare dell'Emilia Romagna SC	3,245

5 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
2,804,967	Banco Popular Espanol	$2,487
7,494,653	Barclays plc	21,064
36,268	BGEO Group plc	1,262
137,322	BNP Paribas S.A.	8,020
1,414,815	CaixaBank S.A.	4,943
440,991	Canara Bank Ltd.*	1,956
936,498	Corporation Bank*	660
244,400	Dah Sing Financial Holdings Ltd.	1,801
3,088,600	DBS Group Holdings Ltd.	41,280
1,777,352	HSBC Holdings plc	14,258
3,978,330	ING Groep N.V.	54,854
132,339	KB Financial Group, Inc.	5,489
373,858	KBC Groep N.V.	22,869
1,592,300	Mitsubishi UFJ Financial Group, Inc.	10,466
3,353,900	Mizuho Financial Group, Inc.	6,260
432,456	Norwegian Finance Holding ASA*	3,778
229,200	Sberbank of Russia PJSC ADR	2,510
69,435	Shinhan Financial Group Co. Ltd.	2,868
153,518	Societe Generale S.A.	6,816
652,048	Standard Chartered plc*	5,845
228,400	Sumitomo Mitsui Financial Group, Inc.	8,899
111,890	Sumitomo Mitsui Trust Holdings, Inc.	4,013
421,264	UniCredit S.p.A.	5,645
		244,715
	Diversified Capital Markets (1.7%)
97,329	Close Brothers Group plc	1,821
3,859,348	UBS Group AG	59,446
		61,267
	Investment Banking & Brokerage (0.2%)
120,500	Aizawa Securities Co. Ltd.	698
248,200	Ichiyoshi Securities Co. Ltd.	1,949
62,400	IwaiCosmo Holdings, Inc.	613
637,184	Tullett Prebon plc	3,866
		7,126
	Life & Health Insurance (2.6%)
9,138,800	AIA Group Ltd.	57,744
305,700	Dai-Ichi Life Insurance Co. Ltd.	5,748
154,288	Phoenix Group Holdings	1,470
768,683	Prudential plc	15,333
317,305	Societa Cattolica di Assicurazioni	1,990
578,498	Storebrand ASA*	3,906
510,100	T&D Holdings, Inc.	7,825
154,661	TONGYANO Life Insurance Co. Ltd.	1,443
38,796	Wuestenrot & Wuerttembergische AG	760
		96,219
	Multi-Line Insurance (1.2%)
146,781	Ageas	5,573
402,538	Assicurazioni Generali S.p.A.	5,766
60,794	Topdanmark A/S*	1,540
568,305	Uniqa Insurance Group AG	4,304
99,935	Zurich Insurance Group AG*	27,592
		44,775
	Multi-Sector Holdings (0.1%)
21,521	Corporacion Financiera Alba S.A.	992
3,342,000	First Pacific Co. Ltd.	2,454
		3,446
	Other Diversified Financial Services (0.0%)
62,529,000	G-Resources Group Ltd.	1,168

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
	Property & Casualty Insurance (0.2%)
163,261	ALM. Brand A/S	$1,349
384,802	Coface S.A.	2,809
506,462	Hastings Group Holdings Ltd.	1,474
		5,632
	Regional Banks (0.5%)
9,800	Aichi Bank Ltd.	614
27,800	Bank of Nagoya Ltd.	1,046
684,600	FIDEA Holdings Co. Ltd.	1,310
146,400	Mebuki Financial Group, Inc.	645
15,017	Metro Bank plc*	638
162,000	Miyazaki Bank Ltd.	534
572,000	Oita Bank Ltd.	2,271
197,006	Sparebank 1 Nord-Norge	1,386
74,869	SpareBank 1 SMN	643
142,960	SpareBank 1 SR-Bank ASA	1,160
2,052	St. Galler Kantonalbank "A"	862
499,900	Tochigi Bank Ltd.	2,527
414,300	Tomony Holdings, Inc.	2,345
586,000	Towa Bank Ltd.	621
199,000	Yamanashi Chuo Bank Ltd.	942
		17,544
	Specialized Finance (0.6%)
1,601,917	Element Financial Corp.	16,970
12,100	Fuyo General Lease Co. Ltd.	578
585,300	Japan Securities Finance Co.	3,339
23,400	Ricoh Leasing Co. Ltd.	769
		21,656
	Thrifts & Mortgage Finance (0.8%)
51,126	Deutsche Pfandbriefbank AG	542
1,288,691	Housing Development Finance Corp. Ltd.	26,479
491,451	OneSavings Bank plc	2,227
179,271	Paragon Group Cos. plc	943
		30,191
	Total Financials	579,316
	Health Care (11.8%)
	Biotechnology (0.1%)
12,673	Advanced Accelerator Applications S.A. ADR*	481
184,855	Sinovac Biotech Ltd.*	1,054
40,933	Swedish Orphan Biovitrum AB*	555
		2,090
	Health Care Distributors (0.1%)
77,160	Suzuken Co. Ltd.	2,610
81,200	Vital KSK Holdings, Inc.	750
		3,360
	Health Care Equipment (1.3%)
127,489	CellaVision AB	1,730
43,137	El.En. S.p.A.	1,113
133,560	GN Store Nord A/S	3,043
1,203,400	Terumo Corp.	41,722
		47,608
	Health Care Facilities (0.2%)
312,892	CVS Group plc	4,053
59,415	Korian S.A.	1,681
279,598	Ryman Healthcare Ltd.	1,786

7 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
432,805	Summerset Group Holdings Ltd.	$1,618
		9,138
	Health Care Services (0.1%)
102,300	BML, Inc.	2,232
52,900	Unimat Retirement Community Co. Ltd.	596
		2,828
	Health Care Supplies (1.8%)
224,573	Advanced Medical Solutions Group plc	595
1,521,800	Hoya Corp.	68,867
		69,462
	Health Care Technology (0.1%)
578,733	AGFA-Gevaert N.V.*	2,364
	Life Sciences Tools & Services (0.1%)
99,800	CMIC Holdings Co. Ltd.	1,326
89,500	EPS Holdings, Inc.	1,237
		2,563
	Pharmaceuticals (8.0%)
3,693	Alk-Abello A/S	494
165,873	Almirall S.A.	2,646
161,487	AstraZeneca plc	9,306
701,609	Bayer AG	77,153
107,100	Daito Pharmaceutical Co. Ltd.	2,225
70,400	Eisai Co. Ltd.	3,948
106,361	Ipsen S.A.	9,448
16,600	Kaken Pharmaceutical Co. Ltd.	889
27,000	Kissei Pharmaceutical Co. Ltd.	685
64,800	Kyorin Co. Ltd.	1,368
238,375	Merck KGaA	26,049
583,139	Novartis AG*	45,520
887,767	Novo Nordisk A/S "B"	31,529
63,184	Orion Oyj "B"	3,115
31,041	Recordati S.p.A.	985
281,476	Roche Holding AG	68,579
182,500	Takeda Pharmaceutical Co. Ltd.	8,483
2,852,000	United Laboratories International Holdings Ltd.*	1,837
		294,259
	Total Health Care	433,672
	Industrials (15.2%)
	Aerospace & Defense (0.9%)
248,396	Chemring Group plc*	599
113,240	MTU Aero Engines AG	14,372
1,755,075	Rolls-Royce Holdings plc*	17,139
61,669	Saab AB "B"	2,446
		34,556
	Agricultural & Farm Machinery (0.6%)
1,347,900	Kubota Corp.	21,446
	Air Freight & Logistics (0.2%)
50,288	Bpost S.A.	1,250
1,227,758	PostNL N.V.*	5,356
		6,606
	Airlines (0.4%)
823,516	Air France-KLM*	5,798
1,207,436	Air New Zealand Ltd.	2,057
409,976	Deutsche Lufthansa AG	6,007

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
398,862	SAS AB*	$656
		14,518
	Building Products (0.9%)
29,804	Arbonia AG*	498
158,761	Compagnie de Saint-Gobain	7,607
235,800	Daikin Industries Co. Ltd.	22,385
44,900	Sanko Metal Industrial Co. Ltd.	1,315
105,600	Sankyo Tateyama, Inc.	1,572
		33,377
	Construction & Engineering (0.7%)
178,000	Asanuma Corp.	570
415,410	Astaldi S.p.A.	2,861
472,000	Chiyoda Corp.	3,025
5,394	Eiffage S.A.	385
178,000	Kumagai Gumi Co. Ltd.	488
527,636	Maire Tecnimont S.p.A.	1,437
158,400	Matsui Construction Co. Ltd.	1,435
95,306	NCC AB "B"	2,267
132,800	Obayashi Road Corp.	805
132,041	Peab AB	1,249
917,250	Raubex Group Ltd.	1,714
796,531	Salini Impregilo S.p.A.	2,675
206,200	Shinnihon Corp.	1,749
332,600	Tokyu Construction Co. Ltd.	2,448
1,025,000	Toyo Engineering Corp.	2,473
82,088	Veidekke ASA	1,175
		26,756
	Construction Machinery & Heavy Trucks (0.2%)
168,196	Alstom S.A.*	4,566
115,400	Kyokuto Kaihatsu Kogyo Co. Ltd.	1,912
38,408	Wacker Neuson SE	732
		7,210
	Diversified Support Services (0.4%)
364,601	Downer EDI Ltd.	1,965
244,957	HomeServe plc	1,812
332,072	Intrum Justitia AB	12,011
		15,788
	Electrical Components & Equipment (2.4%)
221,900	Furukawa Electric Co. Ltd.	8,108
350,000	Iwasaki Electric Co. Ltd.	551
427,835	Legrand S.A.	24,122
719,186	Schneider Electric SE	48,678
811,000	Swcc Showa Holdings Co. Ltd.*	650
196,100	Ushio, Inc.	2,507
173,201	Zumtobel Group AG	2,869
		87,485
	Environmental & Facilities Services (0.0%)
308,369	Rentokil Initial plc	915
	Heavy Electrical Equipment (0.1%)
68,298	Gamesa Corporaci÷�n Tecnol÷�gica S.A.	1,512
1,021,100	Melrose Industries plc	2,702
		4,214
	Highways & Railtracks (0.0%)
58,441	SIAS S.p.A.	512
	Human Resource & Employment Services (1.5%)
55,818	Adecco Group AG	4,013
47,500	en-japan, Inc.	922

9 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
1,990,891	Hays plc	$4,022
783,632	Randstad Holding N.V.	45,585
181,523	SThree plc	702
		55,244
	Industrial Conglomerates (0.8%)
643,904	CIR S.p.A.	838
22,963	Italmobiliare S.p.A.	1,131
119,768	Koninklijke Philips N.V.	3,620
99,079	Rheinmetall AG	7,570
863,893	Smiths Group plc	16,026
		29,185
	Industrial Machinery (1.5%)
389,708	Deutz AG	2,351
146,500	FANUC Corp.	28,851
1,819	Georg Fischer	1,577
141,700	Hisaka Works Ltd.	1,136
148,100	Hoden Seimitsu Kako Kenkyu Co. Ltd.	1,385
40,427	Industria Macchine Automatic S.p.A.	2,867
200,400	Japan Steel Works Ltd.	3,580
140,700	Kitz Corp.	961
3,870	Komax Holding AG	1,009
452,476	Morgan Advanced Materials plc	1,749
210,000	Nippon Thompson Co. Ltd.	1,008
78,900	Rheon Automatic Machinery Co. Ltd.	745
531,000	Ryobi Ltd.	2,316
25,086	Stabilus S.A.	1,441
778,000	Toshiba Machine Co. Ltd.	3,331
24,589	Washtec AG	1,530
		55,837
	Marine (0.8%)
157,967	D/S Norden A/S*	3,008
66,047	DFDS A/S	3,633
74,712	Kuehne & Nagel International AG	10,638
1,152,000	Mitsui O.S.K. Lines Ltd.	3,804
214,000	NS United Kaiun Kaisha Ltd.	457
456,500	Orient Overseas International Ltd.	2,679
15,958,000	Pacific Basin Shipping Ltd.*	3,515
		27,734
	Marine Ports & Services (0.1%)
86,947	Hamburger Hafen und Logistik AG	1,722
223,000	Sumitomo Warehouse Co. Ltd.	1,286
		3,008
	Office Services & Supplies (0.2%)
300,100	KOKUYO Co. Ltd.	3,954
111,400	Okamura Corp.	1,013
169,200	Relia, Inc.	1,681
		6,648
	Railroads (1.3%)
680,879	Canadian National Railway Co.	47,505
30,944	Go-Ahead Group plc	756
		48,261
	Research & Consulting Services (1.2%)
951,167	Experian plc	18,849
63,615	Intertrust N.V.(a)	1,142
1,181,299	Reed Elsevier N.V.	20,937
74,985	WS Atkins plc	1,354
		42,282

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	Trading Companies & Distributors (0.8%)
230,016	Ahlsell AB*(a)	$1,476
35,977	B&B Tools AB "B"	815
368,700	BOC Aviation Ltd.	1,921
74,343	Cramo Oyj	1,608
92,000	Daiichi Jitsugyo Co. Ltd.	621
82,953	Diploma plc	1,102
130,500	Fly Leasing Ltd. ADR*	1,758
331,000	Hanwa Co. Ltd.	2,375
81,400	Inabata & Co. Ltd.	1,065
2,053,000	Kanematsu Corp.	3,564
127,989	Kloeckner & Co. SE*	1,677
113,800	Kuroda Electric Co. Ltd.	2,365
272,430	Rexel S.A.	4,406
2,202,052	SIG plc	3,060
		27,813
	Trucking (0.2%)
417,287	FirstGroup plc*	622
33,100	Hamakyorex Co. Ltd.	699
410,844	National Express Group plc	1,852
346,328	Nobina AB(a)	2,120
		5,293
	Total Industrials	554,688
	Information Technology (11.5%)
	Application Software (2.3%)
207,085	Dassault Systemes S.A.	16,724
346,694	Hansen Technologies Ltd.	866
22,326	Industrial & Financial Systems AB "B"(b),(d)	981
46,786	Micro Focus International plc	1,268
46,039	Nemetschek SE	2,493
613,035	SAP SE	57,119
23,011	SimCorp A/S	1,281
21,394	Temenos Group AG	1,654
		82,386
	Communications Equipment (0.2%)
321,000	Ceragon Networks Ltd.*	1,181
926,372	LM Ericsson Telephone Co. "B" ADR	6,029
17,169	Silicom Ltd.	653
262,739	Telit Communications plc	932
		8,795
	Data Processing & Outsourced Services (1.0%)
742,007	Amadeus IT Group S.A.	34,513
163,642	Nets A/S*(a)	2,764
		37,277
	Electronic Components (1.3%)
371,600	CMK Corp.*	2,114
52,200	Dai-Ichi Seiko Co. Ltd.	833
357,000	Hosiden Corp.	3,136
764,900	Japan Display, Inc.*	1,893
537,600	Kyocera Corp.	29,563
348,900	Nichicon Corp.	3,357
890,000	Nippon Chemi-Con Corp.	2,701
198,100	Sumida Corp.	2,368
189,490	Taiyo Yuden Co. Ltd.	2,527
163,000	Tamura Corp.	657
		49,149

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Electronic Equipment & Instruments (0.3%)
482,700	Citizen Holdings Co. Ltd.	$3,141
2,065	Comet Holding AG	2,282
24,902	Datalogic S.p.A.	525
283,945	Mycronic AB	3,138
		9,086
	Electronic Manufacturing Services (0.1%)
5,295,000	FIH Mobile Ltd.	2,053
	Home Entertainment Software (0.3%)
92,326	Digital Bros S.p.A.	1,106
203,600	GungHo Online Entertainment, Inc.	471
4,834,000	IGG, Inc.	3,419
47,441	NHN Entertainment Corp.*	2,455
14,950	Nintendo Co., Ltd.	3,127
9,136	UbiSoft Entertainment S.A.*	335
		10,913
	Internet Software & Services (1.1%)
239,711	Alibaba Group Holding Ltd. ADR*	24,666
11,600	Criteo S.A. ADR*	545
90,300	DeNA Co. Ltd.	2,031
605,800	Gree, Inc.	3,812
15,900	Mixi, Inc.	689
455,730	Moneysupermarket.com Group plc	1,865
33,568	Rightmove plc	1,637
81,100	Wix.com Ltd.*	5,053
		40,298
	IT Consulting & Other Services (1.5%)
32,443	Alten S.A.	2,244
353,338	Appen Ltd.	726
79,350	Econocom Group S.A.	1,186
1,185,000	Fujitsu Ltd.	6,885
20,520	GFT Technologies SE	433
113,600	Ines Corp.	1,127
336,300	Net One Systems Co. Ltd.	2,574
54,000	Nihon Unisys Ltd.	721
158,831	Softcat plc	637
27,857	Sopra Steria Group	3,519
929,616	Tata Consultancy Services Ltd.	34,276
65,900	TIS, Inc.	1,599
		55,927
	Semiconductor Equipment (0.2%)
22,600	NuFlare Technology, Inc.	1,293
87,200	Shinkawa Ltd.*	593
20,034	Siltronic AG*	1,235
86,460	Tokyo Seimitsu Co. Ltd.	2,813
		5,934
	Semiconductors (1.9%)
353,079	Kontron AG*	1,123
719,800	MediaTek, Inc.(c)	5,218
21,076	Melexis NV	1,752
99,800	Miraial Co. Ltd.	790
75,700	ROHM Co. Ltd.	4,892
36,961	S.O.I.T.E.C.*	1,547
1,132,900	Shinko Electric Industries Co. Ltd.	8,067
177,650	STMicroelectronics N.V.	2,708
1,325,914	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,727
118,049	Tower Semiconductor Ltd.*	2,723
		70,547

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
	Systems Software (0.8%)
26,200	Alpha Systems, Inc.	$451
268,483	Check Point Software Technologies Ltd.*	26,556
80,600	Computer Engineering & Consulting Ltd.	1,294
60,300	Fuji Soft, Inc.	1,531
		29,832
	Technology Distributors (0.0%)
300,000	Daiwabo Holdings Co. Ltd.	809
	Technology Hardware, Storage, & Peripherals (0.5%)
5,962,000	Acer, Inc.(c)	2,863
186,000	Canon, Inc.	5,432
1,367,464	Compal Electronics, Inc. GDR(b)	4,284
47,213	Logitech International S.A.	1,366
125,600	MCJ Co. Ltd.	1,384
58,900	Melco Holdings, Inc.	1,738
		17,067
	Total Information Technology	420,073
	Materials (7.7%)
	Aluminum (0.1%)
310,000	Daiki Aluminium Industry Co. Ltd.	1,443
255,600	Nippon Light Metal Holdings Co. Ltd.	628
		2,071
	Commodity Chemicals (0.5%)
33,276	Lenzing AG	5,235
856,819	Orica Ltd.	12,015
		17,250
	Construction Materials (0.3%)
130,492	LafargeHolcim Ltd.	7,425
43,012	Vicat S.A.	2,720
		10,145
	Diversified Chemicals (0.3%)
60,000	Mitsubishi Gas Chemical Co. Inc.	1,264
515,300	Showa Denko K.K.	9,077
552,000	UBE Industries Ltd.	1,381
		11,722
	Diversified Metals & Mining (1.1%)
286,819	Anglo American plc*	4,522
699,500	Ivanhoe Mines Ltd. "A"*	2,027
1,247,277	MACA Ltd.	1,779
257,560	Mineral Resources Ltd.	2,208
14,504,000	NetMind Financial Holdings Ltd.*	105
147,500	Northern Dynasty Minerals Ltd.*	223
647,000	Pacific Metals Co. Ltd.*	2,355
598,151	Rio Tinto plc	24,471
988,036	Western Areas Ltd.*	1,795
		39,485
	Gold (0.6%)
178,300	Barrick Gold Corp.	3,290
772,092	Centamin plc	1,675
483,300	Centerra Gold, Inc.	2,332
1,011,859	Eldorado Gold Corp.*	3,096
867,797	Gold Fields Ltd.	2,663
605,367	Kinross Gold Corp.*	2,143
168,928	Northern Star Resources Ltd.	543

13 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
5,017,354	Resolute Mining Ltd.	$6,193
		21,935
	Industrial Gases (1.9%)
480,930	Air Liquide S.A.	51,918
107,350	Linde AG	17,440
		69,358
	Metal & Glass Containers (0.2%)
332,211	Pact Group Holdings Ltd.	1,699
518,980	RPC Group plc	5,879
14,688	Vidrala SA	800
		8,378
	Paper Packaging (0.0%)
3,592,000	AMVIG Holdings Ltd.	1,275
	Paper Products (0.1%)
271,954	Altri, S.G.P.S., S.A.	1,240
181,000	Nippon Paper Industries Co. Ltd.	3,292
59,638	SEMAPA - Sociedade de Investimento e Gestao SGPS S.A.	875
		5,407
	Precious Metals & Minerals (0.1%)
107,304	Anglo American Platinum Ltd.*	2,483
656,942	Impala Platinum Holdings Ltd.*	2,205
235,029	Lonmin plc*	354
		5,042
	Specialty Chemicals (1.8%)
574,669	Akzo Nobel N.V.	38,544
139,947	Borregaard ASA	1,569
40,395	H&R GmbH & Co. KGaA*	631
319,800	JSR Corp.	5,463
16,900	Sanyo Chemical Industries Ltd.	703
198,400	Shin-Etsu Chemical Co. Ltd.	16,782
93,000	Tokuyama Corp.*	445
		64,137
	Steel (0.7%)
315,037	Bluescope Steel Ltd.	2,952
131,900	Chubu Steel Plate Co. Ltd.	763
839,741	Evraz plc*	2,401
53,200	Godo Steel Ltd.	891
49,249	Hill & Smith Holdings plc	674
52,900	Kobe Steel Ltd.*	514
178,300	Kyoei Steel Ltd.	3,349
78,400	Nakayama Steel Works Ltd.*	551
181,800	Neturen Co. Ltd.	1,461
94,234	Salzgitter AG	3,445
402,800	Tokyo Steel Manufacturing Co. Ltd.	3,485
28,000	Topy Industries Ltd.	786
101,850	Yamato Kogyo Co. Ltd.	2,892
81,200	Yodogawa Steel Works Ltd.	2,414
		26,578
	Total Materials	282,783
	Real Estate (1.8%)
	Diversified Real Estate Activities (0.4%)
7,026	Allreal Holding AG	1,098
75,786	Dic Asset AG	761
178,000	Heiwa Real Estate Co. Ltd.	2,508
136,100	Leopalace21 Corp.	715
67,100	Mugen Estate Co. Ltd.	438

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
181,000	Raysum Co. Ltd.	$1,571
138,400	Samty Co. Ltd.	1,409
55,400 Sun Frontier Fudousan Co. Ltd.		504
787,200 Tokyu Fudosan Holdings Corp.		4,484
		13,488
	Real Estate Development (0.2%)
31,799	ADLER Real Estate AG*	512
17,800	Goldcrest Co. Ltd.	325
330,200	Tosei Corp.	2,248
3,809,800	Yanlord Land Group Ltd.	3,956
		7,041
	Real Estate Operating Companies (0.4%)
148,412	CA Immobilien Anlagen AG	2,909
170,700	Daibiru Corp.	1,554
166,457	Dios Fastigheter AB	828
286,890	Gazit Globe Ltd.	2,986
522,610	Hemfosa Fastigheter AB	4,858
208,271	Sponda OYJ	872
19,900	Unizo Holdings Co. Ltd.	521
240,510	WCM Beteiligungs-und & Grundbesitz AG*	747
37,160	Wihlborgs Fastigheter AB	739
		16,014
	Real Estate Services (0.1%)
443,900	Japan Asset Marketing Co. Ltd.*	616
182,748	Savills plc	1,941
112,800	Sumitomo Real Estate Sales	2,872
		5,429
	REITs - Diversified (0.2%)
18,534	Cofinimmo REIT	2,058
57,268	ICADE	4,083
		6,141
	REITs - Health Care (0.1%)
25,695	Aedifica REIT	1,962
	REITs - Industrial (0.1%)
1,852,209	Hansteen Holdings REIT plc	2,696
	REITs - Office (0.1%)
3,591,296	Cromwell Property Group REIT	2,712
704	Japan Excellent, Inc. REIT	913
		3,625
	REITs - Residential (0.0%)
489,232	Irish Residential Properties REIT plc	622
	REITs - Retail (0.2%)
2,385	Big Shopping Centers Ltd.	172
492,971	Charter Hall Retail REIT	1,622
1,100,000	Fortune REIT	1,234
1,037,234	Immobiliare Grande Distribuzione SIIQ S.p.A.	813
2,404,300	Lippo Malls Indonesia Retail REIT Trust	669
730,336	NewRiver REIT plc	3,044
		7,554
	REITs - Specialized (0.0%)
299,329	Safestore Holdings plc	1,426
	Total Real Estate	65,998

15 | USAA International Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (1.1%)

Integrated Telecommunication Services (0.9%)

448,438	Hellenic Telecommunications Organization S.A.	$4,024
202,196	KT Corp.	5,445
1,882,030	Magyar Telekom Telecommunications plc	3,170
3,962,950	Singapore Telecommunications Ltd.	11,142
158,500	Telefonica Brasil S.A.(c)	2,288
412,666	Telefonica S.A.	4,218
		30,287
	Wireless Telecommunication Services (0.2%)
145,371	Freenet AG	4,337
164,586	Orange Belgium S.A.*	3,734
		8,071
	Total Telecommunication Services	38,358
	Utilities (1.4%)
	Electric Utilities (0.3%)
39,747	BKW AG	2,024
294,000	Companhia Paranaense de Energia-Copel(c)	3,150
27,934	Elia System Operator S.A./N.V.	1,432
122,700	Okinawa Electric Power Co., Inc.	2,832
		9,438
	Independent Power Producers & Energy Traders (0.1%)
1,285,202	NTPC Ltd.	3,140
	Multi-Utilities (1.0%)
120,774	ACEA S.p.A.	1,535
457,727	E.ON SE	3,552
2,149,256	Engie	26,276
1,832,395	Iren S.p.A.	3,151
167,924	RWE AG*	2,394
		36,908
	Renewable Electricity (0.0%)
91,858	Capital Stage AG	643
	Total Utilities	50,129
	Total Common Stocks (cost: $2,876,432)	3,594,325
	PREFERRED STOCKS (0.1%)
	Materials (0.1%)
	Construction Materials (0.1%)
122,494	Buzzi Unicem S.p.A. (cost: $1,277)	1,669
	EXCHANGE-TRADED FUNDS (0.1%)
93,002	iShares Core MSCI EAFE ETF (cost: $5,052)	5,223
	RIGHTS (0.0%)
	Financials (0.0%)
	Diversified Banks (0.0%)
44,099	Canara Bank*(b),(d) (cost: $0)	47
	Total Equity Securities (cost: $2,882,761)	3,601,264

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (1.3%)

COMMERCIAL PAPER (0.7%)

Financials (0.7%)

Diversified Banks (0.7%)

$25,540 GE Capital Treasury, LLC0.56% (e) 3/01/2017 $ 25,540

DISCOUNT NOTES (0.0%)

U.S. Government (0.0%)

1,830 Federal Home Loan Bank	0.35%	3/01/2017	1,830

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

20,922,739 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (f)	20,923
Total Money Market Instruments (cost: $48,293)	48,293
Total Investments (cost: $2,931,054)	$3,649,557

17 | USAA International Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$3,575,541	$17,803	$981	$3,594,325
Preferred Stocks	1,669	—	—	1,669
Exchange-Traded Funds	5,223	—	—	5,223
Rights	—	47	—	47
Money Market Instruments:
Commercial Paper	—	25,540	—	25,540
Discount Notes	—	1,830	—	1,830
Government & U.S. Treasury Money Market
Funds	20,923	—	—	20,923
Total	$3,603,356	$45,220	$981	$3,649,557

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks
Balance as of May 31, 2016	$-
Purchases	-
Sales	-
Transfers into Level 3	972
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	9

Balance as of February 28, 2017	$981

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks(I)	$(972)	$-	$972
Preferred Stocks(II)	$(3,864)	$3,864	$-
Total	$(4,836)	$3,864	$972

(I)Transferred from Level 1 to Level 3 due to the unavailability of observable inputs.

(II)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

19 | USAA International Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 20

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

21 | USAA International Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by acquistion price. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were $855,029,000 and $136,526,000, respectively, resulting in net unrealized appreciation of $718,503,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,660,787,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

Notes to Portfolio of Investments | 22

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,312,000, which represented 0.1% of the Fund's net assets.

(c)Securities with a value of $13,519,000 which represented 0.4% of the Fund's net assets, were classified as Level 2 at February 28, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $1,028,000, which represented less than 0.1% of the Fund's net assets.

(e)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(f)Rate represents the money market fund annualized seven-day yield at February 28,

2017.

*Non-income-producing security.

23 | USAA International Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MANAGED ALLOCATION FUND

FEBRUARY 28, 2017

(Form N-Q)

93926-0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.5%)

EXCHANGE-TRADED FUNDS (99.5%)

Domestic Exchange-Traded Funds (49.3%)

1,421,850	iShares Russell 1000 ETF	$187,258
1,286,130	iShares Russell 2000 ETF	177,280
	Total Domestic Exchange-Traded Funds	364,538
	Fixed-Income Exchange-Traded Funds (24.5%)
2,054,940	iShares iBoxx $ High Yield Corporate Bond ETF	181,431
	International Exchange-Traded Funds (25.7%)
4,916,180	Vanguard FTSE Emerging Markets ETF	190,207
	Total Exchange-Traded Funds	736,176
	Total Equity Securities (cost: $691,205)	736,176

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

4,254,273 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (a)						4,254
(cost: $4,254)
Total Investments (cost: $695,459)						$740,430
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Exchange-Traded Funds:
Domestic Exchange-Traded Funds	$364,538	$		— $	— $	364,538
Fixed-Income Exchange-Traded Funds	181,431			—	—	181,431
International Exchange-Traded Funds	190,207			—	—	190,207
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,254			—	—	4,254
Total	$740,430	$		— $	— $	740,430

For the period of June 1, 2016, through February 28, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

2 | USAA Managed Allocation Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

3 | USAA Managed Allocation Fund

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Net unrealized appreciation of investments as of February 28, 2017, was $44,971,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $739,851,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.7% of net assets at February 28, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

Notes to Portfolio of Investments | 4

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

5 | USAA Managed Allocation Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

FEBRUARY 28, 2017

(Form N-Q)

48478 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals and Minerals Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.3%)

COMMON STOCKS (99.3%)

GOLD (87.3%)

African Gold Companies (5.3%)

900,000	AngloGold Ashanti Ltd. ADR*	$9,918
770,000	Endeavour Mining Corp.*	14,372
3,200,000	Gold Fields Ltd. ADR	9,888
8,566,400	Great Basin Gold Ltd.*(a)	—
6,500,000	Great Basin Gold Ltd.*(a),(b),(c)	—
		34,178
	Australian Gold Companies (16.8%)
8,200,000	Doray Minerals Ltd.*	2,137
7,063,636	Kingsgate Consolidated Ltd.*	1,543
6,289,968	Metals X Ltd.*	4,003
1,675,000	Newcrest Mining Ltd.	28,433
3,200,000	Northern Star Resources Ltd.	10,280
7,800,000	OceanaGold Corp.	22,140
23,595,000	Perseus Mining Ltd.*	5,685
13,500,000	Ramelius Resources Ltd.*	6,521
7,500,574	Saracen Mineral Holdings Ltd.*	6,268
7,500,000	St. Barbara Ltd.*	14,606
3,144,984	Westgold Resources Ltd.*	5,859
		107,475
	European Gold Companies (8.1%)
8,500,000	Centamin plc	18,495
365,100	Randgold Resources Ltd. ADR	33,483
		51,978
	North American Gold Companies (54.6%)
635,000	Agnico-Eagle Mines Ltd.	26,930
8,161,500	Alacer Gold Corp.*	15,608
2,900,000	Alamos Gold, Inc. "A"	20,983
3,200,000	Asanko Gold, Inc.*	8,553
3,044,572	AuRico Metals, Inc.*	2,544
240,000	Axmin, Inc.*(b)	13
1,700,000	B2Gold Corp.*	5,222
700,000	Barrick Gold Corp.	13,006
4,072,700	Centerra Gold, Inc.	19,655
600,000	Detour Gold Corp.*	7,481
5,344,600	Dundee Precious Metals, Inc.*	12,112
7,562,000	Eldorado Gold Corp.*	23,140
2,000,000	Goldcorp, Inc.	31,900
4,307,400	Golden Star Resources Ltd.*(d)	3,679

1 | USAA Precious Metals and Minerals Fund

		Market
Number		Value
of Shares	Security	(000)
1,350,000	Guyana Goldfields, Inc.*	$6,881
1,500,000	IAMGOLD Corp.*	5,910
3,900,000	Kinross Gold Corp.*	13,806
803,414	Kirkland Lake Gold Ltd.*	5,746
1,333,200	Klondex Mines Ltd.*	7,077
8,427,000	Mandalay Resources Corp.	4,187
5,757,622	Nautilus Minerals, Inc.*(b),(c)	824
2,100,000	New Gold, Inc.*	6,069
875,000	Newmont Mining Corp.	29,960
375,000	Northern Star Mining Corp.*(a),(b)	—
535,700	Osisko Gold Royalties Ltd.	5,872
1,052,830	Pretium Resources, Inc.*(d)	10,644
2,600,000	Primero Mining Corp.*	1,664
345,000	Royal Gold, Inc.	22,787
4,700,000	SEMAFO, Inc.*	14,402
1,300,000	Tahoe Resources, Inc.	11,021
400,000	Torex Gold Resources, Inc.*	7,740
1,900,000	Yamana Gold, Inc.	5,282
		350,698
	South American Gold Companies (2.5%)
1,300,000	Compania de Minas Buenaventura S.A. ADR	15,990
	Total Gold (cost: $765,544)	560,319

PLATINUM GROUP METALS (1.7%)

6,600,000 Platinum Group Metals Ltd.* (cost: $16,876)	11,088

SILVER (10.3%)

750,000	Fresnillo plc	13,829
750,000	MAG Silver Corp.*	10,785
1,000,000	Pan American Silver Corp.	17,950
1,200,000	Silver Wheaton Corp.	23,460
	Total Silver (cost: $58,127)	66,024
	Total Common Stocks (cost: $840,547)	637,431
	WARRANTS (0.0%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
632,000	Primero Mining Corp.* (cost: $101)	43
	Total Equity Securities (cost: $840,648)	637,474
	MONEY MARKET INSTRUMENTS (0.8%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (e)
5,123,538	(cost: $5,124)	5,124

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

MONEY MARKET FUNDS (0.7%)

4,900,000 Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.48%(e)
(cost: $4,900)	$4,900
Total Investments (cost: $850,672)	$647,498
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$637,431	$		— $	— $	637,431
Warrants	43			—	—	43
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	5,124			—	—	5,124
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	4,900			—	—	4,900
Total	$647,498	$		— $	— $	647,498
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
($ in 000s)						Common Stocks
Balance as of May 31, 2016						$1,174
Purchases						-
Sales						-
Transfers into Level 3						-
Transfers out of Level 3						(1,174)
Net realized gain (loss) on investments						-
Change in net unrealized appreciation/(depreciation) of investments						-

Balance as of February 28, 2017						$ -

3 | USAA Precious Metals and Minerals Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks(I)	$1,174	$-	$(1,174)
Total	$1,174	$-	$(1,174)

(I)Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

5 | USAA Precious Metals and Minerals Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 6

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

7 | USAA Precious Metals and Minerals Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were $121,376,000 and $324,550,000, respectively, resulting in net unrealized depreciation of $203,174,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $642,043,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 86.4% of net assets at February 28, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Notes to Portfolio of Investments | 8

SPECIFIC NOTES

(a)Security was fair valued at February 28, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2017, was $837,000, which represented 0.1% of the Fund's net assets.

(c)Restricted security that is not registered under the Securities Act of 1933.

(d)The security, or a portion thereof, was out on loan as of February 28, 2017.

(e)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

*Non-income-producing security.

9 | USAA Precious Metals and Minerals Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TREASURY MONEY MARKET TRUST®

FEBRUARY 28, 2017

(Form N-Q)

48474 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

February 28, 2017 (unaudited)

Principal
Amount		Value
(000)	Security	(000)
	U.S. TREASURY SECURITIES (47.3%)
	NOTES (11.8%)(a)
$55,000	0.50%, 3/31/2017	$55,001
90,000	0.59%, 4/30/2017(d)	90,013
12,000	0.88%, 5/15/2017	12,008
46,000	4.50%, 5/15/2017	46,373
10,000	0.63%, 5/31/2017	10,002
79,000	0.59%, 7/31/2017(d)	79,029
		292,426
	BILLS (35.5%)(e)
130,000	0.43%, 3/02/2017	129,998
42,000	0.41%, 3/09/2017	41,996
87,000	0.42%, 3/30/2017	86,970
93,000	0.43%, 4/06/2017	92,956
91,000	0.47%, 4/13/2017	90,944
88,000	0.50%, 4/20/2017	87,926
88,000	0.51%, 4/27/2017	87,934
84,000	0.52%, 5/04/2017	83,920
80,000	0.53%, 5/11/2017	79,916
54,000	0.54%, 5/18/2017	53,932
43,000	0.58%, 5/25/2017	42,946
		879,438
	Total U.S. Treasury Securities (cost: $1,171,864)	1,171,864
	REPURCHASE AGREEMENTS (51.8%)
74,852	Bank of America, N.A., 0.52%, acquired 2/28/2017 and due on 3/01/2017 at
	$74,852 (collateralized by $71,393 of U.S. Treasury(c), 0.13%, due
	4/15/2017; market value $76,349)	74,852
146,500	Credit Agricole Corp. Inv. Bank, 0.52%, acquired 2/28/2017 and due on 3/01/2017
	at $146,500 (collateralized by $137,577 of U.S. Treasury, 2.13%(a), due
	1/31/2021; $9,560 of U.S. Treasury(c), 0.13%, due 7/15/2026; combined
	market value $149,430)	146,500
50,000	Credit Suisse Securities, LLC, 0.50%, acquired 2/28/2017 and due on 3/01/2017 at
	$50,000 (collateralized by $51,060 of U.S. Treasury, 2.25%(a), due
	11/15/2025; market value $51,001)	50,000
284,500	HSBC Bank USA, Inc., 0.48%, acquired 2/28/2017 and due on 3/01/2017 at
	$284,500 (collateralized by $311,704 of U.S. Treasury, 2.50% - 3.13%(a),
	due 11/15/2041 - 2/15/2045; market value $290,194)	284,500
375,000	Mitsubishi Securities International plc, 0.44%, acquired 2/28/2017 and due on
	3/01/2017 at $375,000 (collateralized by $7,234 of U.S. Treasury, 0.52%(b),
	due 4/20/2017; $238,108 of U.S. Treasury, 0.88% - 6.63%(a), due 3/31/2018
	- 8/15/2045; $127,299 of U.S. Treasury(c), 0.13% - 2.38%, due 7/15/2022 –
	1/15/2026; combined market value $382,505)	375,000

1 | USAA Treasury Money Market Trust

Principal
Amount		Value
(000)	Security	(000)
$350,000	Natixis Securities Americas, LLC, 0.51%, acquired 2/28/2017 and due on
	3/01/2017 at $350,000 (collateralized by $30,000 of U.S. Treasury, 0.51% –
	0.65%(b), due 5/18/2017 – 8/10/2017; $320,203 of U.S. Treasury, 0.75% -
	4.50%(a), due 6/15/2018 – 2/15/2047; $6,000 of U.S. Treasury(c), 1.00%,
	due 2/15/2046; $1 of GNMA(f), 3.50% due 6/15/2043; combined market
	value $357,005)	$350,000
	Total Repurchase Agreements (cost: $1,280,852)	1,280,852
	Total Investments (cost: $2,452,716)	$2,452,716
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Treasury Securities:
Notes	$	— $	292,426	$	— $	292,426
Bills		—	879,438		—	879,438
Repurchase Agreements		—	1,280,852		—	1,280,852
Total	$	— $	2,452,716	$	— $	2,452,716

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

3 | USAA Treasury Money Market Trust

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Notes to Portfolio of Investments | 4

D. As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,476,084,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after- inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

(d)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(e)Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

(f)Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. Government.

5 | USAA Treasury Money Market Trust

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA WORLD GROWTH FUND

FEBRUARY 28, 2017

(Form N-Q)

48475 -0417	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

February 28, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.0%)

COMMON STOCKS (99.0%)

Consumer Discretionary (17.3%)

Advertising (2.7%)

125,174	Omnicom Group, Inc.	$10,652
956,859	WPP plc	22,524
		33,176
	Apparel Retail (0.4%)
205,006	Urban Outfitters, Inc.*	5,336
	Apparel, Accessories & Luxury Goods (3.5%)
374,651	Burberry Group plc	8,024
161,355	Compagnie Financiere Richemont S.A.	11,889
5,767	Hermes International	2,516
105,478	LVMH Moet Hennessy Louis Vuitton SE	21,170
		43,599
	Auto Parts & Equipment (0.6%)
102,565	Delphi Automotive plc	7,808
	Automotive Retail (0.7%)
11,624	AutoZone, Inc.*	8,562
	Cable & Satellite (1.4%)
26,938	Charter Communications, Inc. "A"*	8,703
759,280	Sky plc	9,398
		18,101
	Casinos & Gaming (0.4%)
575,200	Sands China Ltd.	2,401
23,407	Wynn Resorts Ltd.	2,250
		4,651
	Hotels, Resorts & Cruise Lines (0.4%)
51,668	Marriott International, Inc. "A"	4,495
	Motorcycle Manufacturers (0.5%)
114,320	Harley-Davidson, Inc.	6,445
	Movies & Entertainment (4.5%)
289,540	Time Warner, Inc.	28,435
256,988	Walt Disney Co.	28,292
		56,727
	Restaurants (1.7%)
737,313	Compass Group plc	13,705
154,051	Whitbread plc	7,312
		21,017

1 | USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Specialty Stores (0.5%)
277,669	Sally Beauty Holdings, Inc.*	$6,073
	Total Consumer Discretionary	215,990
	Consumer Staples (18.2%)
	Brewers (2.2%)
1,248,029	Ambev S.A.(a)	7,154
110,630	Carlsberg A/S "B"	9,720
137,178	Heineken N.V.	11,321
		28,195
	Distillers & Vintners (3.8%)
885,734	Diageo plc	24,927
192,893	Pernod Ricard S.A.	22,049
		46,976
	Household Products (5.5%)
226,624	Colgate-Palmolive Co.	16,539
295,464	Reckitt Benckiser Group plc	26,804
814,230	Svenska Cellulosa AB "B"	25,023
		68,366
	Packaged Foods & Meat (5.3%)
298,650	DANONE S.A.	19,793
208,791	Kellogg Co.	15,465
416,848	Nestle S.A.	30,817
		66,075
	Personal Products (1.4%)
959,758	Coty, Inc. "A"	18,024
	Total Consumer Staples	227,636
	Energy (1.2%)
	Oil & Gas Equipment & Services (1.2%)
109,433	National Oilwell Varco, Inc.	4,423
129,538	Schlumberger Ltd.	10,410
		14,833
	Total Energy	14,833
	Financials (11.1%)
	Asset Management & Custody Banks (5.1%)
444,081	Bank of New York Mellon Corp.	20,934
285,284	Franklin Resources, Inc.	12,279
144,868	Julius Baer Group Ltd.*	7,089
299,742	State Street Corp.	23,892
		64,194
	Consumer Finance (1.4%)
223,182	American Express Co.	17,868
	Diversified Banks (1.2%)
165,705	Erste Group Bank AG*	4,821
748,658	Grupo Financiero Banorte S.A. "O"	3,725
516,600	Kasikornbank Public Co. Ltd.	2,819
50,667	Komercni Banka A/S	1,822
146,374	Standard Chartered plc*	1,312
		14,499
	Diversified Capital Markets (1.3%)
1,086,989	UBS Group AG	16,743

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Financial Exchanges & Data (0.5%)
71,938	Deutsche Boerse AG*	$6,166
	Investment Banking & Brokerage (1.2%)
60,357	Goldman Sachs Group, Inc.	14,972
	Reinsurance (0.4%)
47,893	Swiss Re AG	4,282
	Total Financials	138,724
	Health Care (19.7%)
	Health Care Equipment (8.1%)
286,549	Abbott Laboratories	12,918
374,305	Medtronic plc	30,285
48,887	Sonova Holding AG	6,420
198,743	Stryker Corp.	25,550
218,969	Zimmer Biomet Holdings, Inc.	25,637
		100,810
	Health Care Supplies (2.2%)
69,910	Cooper Companies, Inc.	13,922
94,041	DENTSPLY SIRONA, Inc.	5,973
167,900	Hoya Corp.	7,598
		27,493
	Life Sciences Tools & Services (3.8%)
230,846	Thermo Fisher Scientific, Inc.	36,400
71,804	Waters Corp.*	11,129
		47,529
	Pharmaceuticals (5.6%)
291,216	Bayer AG	32,024
43,569	Johnson & Johnson	5,325
98,595	Merck KGaA	10,774
87,893	Roche Holding AG	21,414
		69,537
	Total Health Care	245,369
	Industrials (14.6%)
	Aerospace & Defense (1.9%)
81,623	MTU Aero Engines AG	10,359
121,819	United Technologies Corp.	13,711
		24,070
	Agricultural & Farm Machinery (0.6%)
451,200	Kubota Corp.	7,179
	Air Freight & Logistics (1.5%)
180,206	United Parcel Service, Inc. "B"	19,059
	Airport Services (0.6%)
53,849	Aena S.A.	7,701
	Electrical Components & Equipment (1.8%)
166,101	Legrand S.A.	9,365
202,688	Schneider Electric SE	13,719
		23,084
	Human Resource & Employment Services (0.8%)
134,067	Adecco Group AG	9,638
	Industrial Conglomerates (4.2%)
113,545	3M Co.	21,159

3 | USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)
247,928	Honeywell International, Inc.	$30,867
		52,026
	Railroads (2.2%)
299,509	Canadian National Railway Co.	20,897
29,045	Kansas City Southern	2,574
33,544	Union Pacific Corp.	3,621
		27,092
	Trading Companies & Distributors (1.0%)
75,550	Brenntag AG	4,331
63,986	NOW, Inc.*	1,225
28,235	W.W. Grainger, Inc.	7,001
		12,557
	Total Industrials	182,406
	Information Technology (12.0%)
	Communications Equipment (0.8%)
276,889	Cisco Systems, Inc.	9,464
	Data Processing & Outsourced Services (2.7%)
150,843	PayPal Holdings, Inc.*	6,336
308,030	Visa, Inc. "A"	27,088
		33,424
	Electronic Components (0.6%)
114,607	Amphenol Corp. "A"	7,932
	Internet Software & Services (0.9%)
329,740	eBay, Inc.*	11,178
	IT Consulting & Other Services (2.9%)
230,477	Accenture plc "A"	28,233
140,644	Cognizant Technology Solutions Corp. "A"*	8,336
		36,569
	Semiconductors (0.6%)
106,494	Microchip Technology, Inc.	7,723
	Systems Software (2.7%)
125,481	Check Point Software Technologies Ltd.*	12,411
503,656	Oracle Corp.	21,451
		33,862
	Technology Hardware, Storage, & Peripherals (0.8%)
5,977	Samsung Electronics Co. Ltd.	10,160
	Total Information Technology	150,312
	Materials (4.9%)
	Fertilizers & Agricultural Chemicals (1.1%)
125,916	Monsanto Co.	14,333
	Industrial Gases (2.4%)
59,388	Air Liquide S.A.	6,411
92,126	Linde AG	14,967
71,296	Praxair, Inc.	8,463
		29,841
	Specialty Chemicals (1.4%)
204,055	Akzo Nobel N.V.	13,686

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
25,294 International Flavors & Fragrances, Inc.		$3,180
		16,866
	Total Materials	61,040
	Total Common Stocks	1,236,310
	Total Equity Securities (cost: $795,839)	1,236,310
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (0.8%)

DISCOUNT NOTES (0.8%)

U.S. Government (0.8%)

$9,484 Federal Home Loan Bank	0.35%	3/01/2017	9,484

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

195,068 State Street Institutional Treasury Money Market Fund Premier Class, 0.42% (b)					195
Total Money Market Instruments (cost: $9,679)					9,679
Total Investments (cost: $805,518)					$1,245,989
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,229,156	$7,154	$	— $	1,236,310
Money Market Instruments:
Discount Notes	—	9,484		—	9,484
Government & U.S. Treasury Money Market
Funds	195	—		—	195
Total	$1,229,351	$16,638	$	— $	1,245,989

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

5 | USAA World Growth Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2016, through February 28, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks(I)	$(5,588)	$5,588	$-
Total	$(5,588)	$5,588	$-

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA World Growth Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of February 28, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

9 | USAA World Growth Fund

Gross unrealized appreciation and depreciation of investments as of February 28, 2017, were $457,554,000 and $17,083,000, respectively, resulting in net unrealized appreciation of $440,471,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,248,408,000 at February 28, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.2% of net assets at February 28, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Securities with a value of $7,154,000, which represented 0.6% of the Fund's net assets, were classified as Level 2 at February 28, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 10

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2017

By:	/S/ DANIEL J. MAVICO
--------------------------------------------------------------
Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	04/19/2017
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	04/24/2017
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By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	04/24/2017
------------------------------